UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS


(Exact name of registrant as specified in charter)


1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105

(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  August 31, 2005

Date of reporting period:   February 28, 2005


ITEM 1.     REPORTS TO STOCKHOLDERS.



[LOGO] AllianceBernstein(SM)
       Investment Research and Management

AllianceBernstein Wealth Strategies
Wealth Appreciation Strategy
Balanced Wealth Strategy and
Wealth Preservation Strategy


                                                                          Wealth
                                                                      Strategies

                                           Semi-Annual Report--February 28, 2005

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.

    Investment Products Offered
==================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
==================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

April 25, 2005

Semi-Annual Report
This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Wealth Strategies (the "Strategies") for the semi-annual reporting period ended February 28, 2005.

AllianceBernstein Wealth Appreciation Strategy
Investment Objective and Policies
AllianceBernstein Wealth Appreciation Strategy seeks to achieve long-term growth of capital by investing in a portfolio of equity securities. The Strategy is designed for investors who seek equity returns without regard to taxes but also want broad diversification of related risks across styles, capitalization ranges and geographic regions. Normally, the Strategy's targeted blend is an equal weighting of growth and value stocks (50% each), with approximately 70% of each in U.S. companies and 30% in non-U.S. companies. The Adviser will allow the Strategy's relative weightings to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Adviser will rebalance toward the targeted blends. The Strategy can also selectively invest in real estate investment trusts (REITs), which often provide attractive income, yet historically have had a low correlation to other asset classes that can make up the portfolio.

AllianceBernstein Balanced Wealth Strategy
Investment Objective and Policies
AllianceBernstein Balanced Wealth Strategy seeks to achieve the highest total return consistent with the Adviser's determination of reasonable risk. The Strategy is designed for investors who seek a moderate tilt toward equity returns without regard to taxes but also want risk diversification offered by debt securities and broad diversification of equity risk across styles, capitalization ranges and geographic regions. Normally, the Strategy's targeted weighting is 60% equity and 40% debt securities. The Strategy's targeted equity blend is an equal weighting of growth and value stocks (50% each), with approximately 70% of each in U.S. companies and 30% in non-U.S. companies. The Strategy's fixed-income securities will primarily be investment grade, but may include high yield ("junk bonds") and preferred stock. The Adviser will allow the Strategy's relative weightings to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Adviser will rebalance toward the targeted blends. The Strategy can also selectively invest in REITs, which often provide attractive income yet historically have had a low correlation to the other asset classes that can make up the portfolio.

AllianceBernstein Wealth Preservation Strategy
Investment Objective and Policies
AllianceBernstein Wealth Preservation Strategy seeks to achieve a high total return without, in the opinion of the Adviser, undue risk to principal. The Strategy is designed for investors who seek some opportunities for equity returns without regard to taxes if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. Normally, the Strategy's targeted


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN WEALTH STRATEGIES o 1


weighting is 70% debt and 30% equity securities. The Strategy's targeted equity blend is an equal weighting of growth and value stocks (50% each), with approximately 70% of each in U.S. companies and 30% in non-U.S. companies. The Strategy's fixed-income securities will be investment grade. The Adviser will allow the Strategy's relative weightings to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Adviser will rebalance the portfolio toward the targeted blends. The Strategy can also invest in REITs, which often provide attractive income, yet historically have had a low correlation to other asset classes that can make up the portfolio.

Investment Results
The tables on pages 6-8 show performance for each Strategy compared to their respective balanced benchmarks for the six- and 12-month periods ended February 28, 2005. Each Strategy's balanced benchmark is as follows: AllianceBernstein Wealth Appreciation Strategy, 70% Standard & Poor's (S&P) 500 Stock Index and 30% Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East
(EAFE) Index; AllianceBernstein Balanced Wealth Strategy, 60% S&P 500 Stock Index and 40% Lehman Brothers (LB) U.S. Aggregate Index; and AllianceBernstein Wealth Preservation Strategy, 30% S&P 500 Stock Index and 70% LB U.S. Aggregate Index.

AllianceBernstein Wealth Appreciation Strategy modestly underperformed its balanced benchmark during both the six- and 12-month periods ended February 28, 2005. AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Wealth Preservation Strategy outperformed their respective balanced benchmarks during the same periods.

AllianceBernstein Wealth Appreciation Strategy substantially outperformed the S&P 500 Stock Index during both the six- and 12-month periods ended February 28, 2005. Its strategy of seeking return in not only the U.S. equity market, but also in the international equity markets, contributed significantly to the Strategy's outperformance versus the S&P 500 Stock Index, as international stocks substantially outperformed U.S. stocks. While the S&P 500 Stock Index gained a healthy 9.99% and 6.97% for the six- and 12-month periods, respectively, the international markets gained 21.28% and 19.14%, as measured by the MSCI EAFE Index. The Strategy's performance was also enhanced by its investment in REITs, particularly during the 12-month period during which REITs returned 17.03%, as measured by the NAREIT Equity Index. The U.S. stock holdings in all three Strategies underperformed the S&P 500 Stock Index during both periods under review, as the Strategies were positioned to take advantage of a recovery in the technology sector that did not materialize. This underperformance of AllianceBernstein Wealth Appreciation's equity holdings versus the S&P 500 Stock Index was the primary contributor to the Strategy's


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


underperformance versus its balanced benchmark during both time periods.

The U.S. bond market showed resolve in the face of rising interest rates during both the six- and 12-month periods, eking out positive returns of 1.26% and 2.43%, respectively, as measured by the LB U.S. Aggregate Index. In this environment, AllianceBernstein Balanced Wealth Strategy posted strong returns, substantially outperforming its balanced benchmark, with significant positive contribution from the Strategy's equity investments. Strong performance in equities also helped AllianceBernstein Wealth Preservation Strategy outperform not only the LB U.S. Aggregate Index, but also its balanced benchmark.

Market Review and Investment Strategy
Global capital markets finished 2004 with a flourish. Following a rapid resolution to the U.S. presidential election, investors turned more optimistic about the global economy, and a decline in oil prices eased some of the pessimism that had dampened the equity markets for most of the year. While the U.S. stock market showed strength during the six- and 12-month periods ended February 28, 2005, international stocks fared even better, receiving an additional boost from a sharply declining U.S. dollar, which enhanced returns to U.S. investors.

Bonds fared surprisingly well, especially given the weak dollar and the U.S. Federal Reserve's series of interest rate hikes. A strong showing from corporate bonds, a focus of the Strategies' fixed-income investments, provided much of the support for the bond market, and contributed positively to the performance of AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Wealth Preservation Strategy. Bonds also demonstrated their role within AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Wealth Preservation Strategy as complements to stocks; while stocks rose during the second quarter of 2004 and bonds faltered, the bond market returned the favor in the third quarter of 2004, posting positive returns just as stocks stumbled. REITs also played an important diversifying role during the third quarter, turning in strong returns that continued into the fourth quarter, culminating in one of the strongest quarterly returns the REIT market has seen in the past several years.

As always, the Strategies' portfolio management team remains focused on its strategy of combining low correlation asset classes, blending growth and value investment styles, globalizing the portfolios and ensuring the portfolios are aligned with the team's strategic asset allocation targets through its disciplined rebalancing process.


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN WEALTH STRATEGIES o 3


HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. The Strategies are relatively new and have been in existence for less than two years. The returns reflected may not be illustrative of long-term performance. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Strategies will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategies carefully before investing. For a free copy of the Strategies' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Strategies have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategies' quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Class R and Advisor Class shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure
The unmanaged Standard & Poor's (S&P) 500 Stock Index, the unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and the unmanaged Lehman Brothers (LB) U.S. Aggregate Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The MSCI EAFE Index is a market capitalization-weighted index that measures stock performance in 21 countries in Europe, Australasia and the Far East. The LB U.S. Aggregate Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities and commercial mortgage-backed securities. Investors cannot invest directly in indices, and their results are not indicative of the performance for any specific investment, including the Strategies.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


HISTORICAL PERFORMANCE
(continued from previous page)


A Word About Risk
The Strategies allocate their investments among multiple asset classes which will include U.S. and foreign securities. AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Wealth Preservation Strategy will include both equity and fixed-income securities. Within each of these, the Strategies will also allocate their investments in different types of securities, such as growth and value stocks and real estate investment trusts. AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Wealth Preservation Strategy will also allocate their investments to corporate and U.S. government bonds. International investing involves risks not associated with U.S. investments, including currency fluctuations and political and economic changes. The Strategies may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategies systematically rebalance their allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The risks associated with an investment in the Strategies are more fully described in the prospectus.


(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN WEALTH STRATEGIES o 5


WEALTH APPRECIATION STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)


                                             -----------------------------------
  THE STRATEGY VS. ITS BENCHMARK                               Returns
  PERIODS ENDED FEBRUARY 28, 2005            -----------------------------------
                                                      6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Wealth Appreciation Strategy
   Class A                                             12.04%             9.73%
--------------------------------------------------------------------------------
   Class B                                             11.63%             8.92%
--------------------------------------------------------------------------------
   Class C                                             11.64%             8.92%
--------------------------------------------------------------------------------
   Class R                                             11.91%             9.50%
--------------------------------------------------------------------------------
   Advisor Class                                       12.21%            10.00%
--------------------------------------------------------------------------------
  70% S&P 500 Stock Index/30% MSCI EAFE Index          13.38%            10.62%
--------------------------------------------------------------------------------
  S&P 500 Stock Index                                   9.99%             6.97%
--------------------------------------------------------------------------------
  MSCI EAFE Index                                      21.28%            19.14%
--------------------------------------------------------------------------------


See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


BALANCED WEALTH STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)


                                             -----------------------------------
  THE STRATEGY VS. ITS BENCHMARK                               Returns
  PERIODS ENDED FEBRUARY 28, 2005            -----------------------------------
                                                      6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy
   Class A                                             8.65%             7.89%
--------------------------------------------------------------------------------
   Class B                                             8.23%             7.18%
--------------------------------------------------------------------------------
   Class C                                             8.32%             7.17%
--------------------------------------------------------------------------------
   Class R                                             8.55%             7.66%
--------------------------------------------------------------------------------
   Advisor Class                                       8.87%             8.24%
--------------------------------------------------------------------------------
  60% S&P 500 Stock Index/40% LB U.S.
   Aggregate Index                                     6.50%             5.15%
--------------------------------------------------------------------------------
  S&P 500 Stock Index                                  9.99%             6.97%
--------------------------------------------------------------------------------
  LB U.S. Aggregate Index                              1.26%             2.43%
--------------------------------------------------------------------------------


See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN WEALTH STRATEGIES o 7


WEALTH PRESERVATION STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)


                                             -----------------------------------
  THE STRATEGY VS. ITS BENCHMARK                               Returns
  PERIODS ENDED FEBRUARY 28, 2005            -----------------------------------
                                                      6 Months         12 Months
--------------------------------------------------------------------------------
  AllianceBernstein Wealth Preservation Strategy
--------------------------------------------------------------------------------
   Class A                                              4.81%             5.25%
--------------------------------------------------------------------------------
   Class B                                              4.47%             4.53%
--------------------------------------------------------------------------------
   Class C                                              4.47%             4.54%
--------------------------------------------------------------------------------
   Class R                                              4.77%             5.09%
--------------------------------------------------------------------------------
   Advisor Class                                        4.94%             5.51%
--------------------------------------------------------------------------------
  30% S&P 500 Stock Index/70% LB U.S.
   Aggregate Index                                      3.88%             3.79%
--------------------------------------------------------------------------------
  S&P 500 Stock Index                                   9.99%             6.97%
--------------------------------------------------------------------------------
  LB U.S. Aggregate Index                               1.26%             2.43%
--------------------------------------------------------------------------------


See Historical Performance and Benchmark disclosures on pages 4-5.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


WEALTH APPRECIATION STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                                NAV Returns               SEC Returns

Class A Shares
1 Year                              9.73%                     5.10%
Since Inception*                   14.60%                    11.34%

Class B Shares
1 Year                              8.92%                     4.92%
Since Inception*                   13.76%                    11.86%

Class C Shares
1 Year                              8.92%                     7.92%
Since Inception*                   13.76%                    13.76%

Class R Shares
1 Year                              9.50%
Since Inception*                    7.71%

Advisor Class Shares
1 Year                             10.00%
Since Inception*                   14.83%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------

Class A Shares
1 Year                                                        2.50%
Since Inception*                                              8.99%

Class B Shares
1 Year                                                        2.21%
Since Inception*                                              9.36%

Class C Shares
1 Year                                                        5.21%
Since Inception*                                             11.16%


* Inception date: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                         ALLIANCEBERNSTEIN WEALTH STRATEGIES o 9


BALANCED WEALTH STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                                NAV Returns               SEC Returns

Class A Shares
1 Year                              7.89%                     3.35%
Since Inception*                   11.90%                     8.71%

Class B Shares
1 Year                              7.18%                     3.18%
Since Inception*                   11.05%                     9.13%

Class C Shares
1 Year                              7.17%                     6.17%
Since Inception*                   11.12%                    11.12%

Class R Shares
1 Year                              7.66%
Since Inception*                    6.67%

Advisor Class Shares
1 Year                              8.24%
Since Inception*                   12.24%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------

Class A Shares
1 Year                                                        0.50%
Since Inception*                                              6.76%

Class B Shares
1 Year                                                        0.26%
Since Inception*                                              7.07%

Class C Shares
1 Year                                                        3.26%
Since Inception*                                              8.95%


* Inception date: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares.

See Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


WEALTH PRESERVATION STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2005
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns

Class A Shares
1 Year                              5.25%                     0.80%
Since Inception*                    8.21%                     5.12%

Class B Shares
1 Year                              4.53%                     0.53%
Since Inception*                    7.50%                     5.55%

Class C Shares
1 Year                              4.54%                     3.54%
Since Inception*                    7.44%                     7.44%

Class R Shares
1 Year                              5.09%
Since Inception*                    4.84%

Advisor Class Shares
1 Year                              5.51%
Since Inception*                    8.48%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)
--------------------------------------------------------------------------------

Class A Shares
1 Year                                                       -1.52%
Since Inception*                                              3.93%

Class B Shares
1 Year                                                       -1.75%
Since Inception*                                              4.27%

Class C Shares
1 Year                                                        1.26%
Since Inception*                                              6.05%


--------------------------------------------------------------------------------
* Inception date: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares.

See Historical Performance disclosures on pages 4-5.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 11


FUND EXPENSES

As a shareholder of the Strategy, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Strategy expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategy and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Strategy's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Strategy's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Strategy and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


Wealth Appreciation Strategy
                                               Beginning               Ending
                                           Account Value         Account Value      Expenses Paid
                                       September 1, 2004     February 28, 2005     During Period*
-------------------------------------------------------------------------------------------------
Class A
Actual                                            $1,000             $1,120.41             $ 6.57
Hypothetical (5% return before expenses)          $1,000             $1,018.60             $ 6.26
-------------------------------------------------------------------------------------------------
Class B
Actual                                            $1,000             $1,116.33             $10.34
Hypothetical (5% return before expenses)          $1,000             $1,015.03             $ 9.84
-------------------------------------------------------------------------------------------------
Class C
Actual                                            $1,000             $1,116.35             $10.23
Hypothetical (5% return before expenses)          $1,000             $1,015.12             $ 9.74
-------------------------------------------------------------------------------------------------
Class R
Actual                                            $1,000             $1,119.10             $ 7.78
Hypothetical (5% return before expenses)          $1,000             $1,017.46             $ 7.40
-------------------------------------------------------------------------------------------------
Advisor Class
Actual                                            $1,000             $1,122.14             $ 5.05
Hypothetical (5% return before expenses)          $1,000             $1,020.03             $ 4.81
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


FUND EXPENSES
(continued from previous page)


Balanced Wealth Strategy
                                               Beginning               Ending
                                           Account Value         Account Value      Expenses Paid
                                       September 1, 2004     February 28, 2005     During Period*
-------------------------------------------------------------------------------------------------
Class A
Actual                                            $1,000             $1,086.46             $ 5.48
Hypothetical (5% return before expenses)          $1,000             $1,019.54             $ 5.31
-------------------------------------------------------------------------------------------------
Class B
Actual                                            $1,000             $1,082.25             $ 9.19
Hypothetical (5% return before expenses)          $1,000             $1,015.97             $ 8.90
-------------------------------------------------------------------------------------------------
Class C
Actual                                            $1,000             $1,083.19             $ 9.14
Hypothetical (5% return before expenses)          $1,000             $1,016.02             $ 8.85
-------------------------------------------------------------------------------------------------
Class R
Actual                                            $1,000             $1,085.54             $ 6.52
Hypothetical (5% return before expenses)          $1,000             $1,018.55             $ 6.31
-------------------------------------------------------------------------------------------------
Advisor Class
Actual                                            $1,000             $1,088.71             $ 3.99
Hypothetical (5% return before expenses)          $1,000             $1,020.98             $ 3.86
-------------------------------------------------------------------------------------------------


Wealth Preservation Strategy
                                               Beginning               Ending
                                           Account Value         Account Value      Expenses Paid
                                       September 1, 2004     February 28, 2005     During Period*
-------------------------------------------------------------------------------------------------
Class A
Actual                                            $1,000             $1,048.09             $ 5.94
Hypothetical (5% return before expenses)          $1,000             $1,018.99             $ 5.86
-------------------------------------------------------------------------------------------------
Class B
Actual                                            $1,000             $1,044.69             $ 9.58
Hypothetical (5% return before expenses)          $1,000             $1,015.42             $ 9.44
-------------------------------------------------------------------------------------------------
Class C
Actual                                            $1,000             $1,044.73             $ 9.53
Hypothetical (5% return before expenses)          $1,000             $1,015.47             $ 9.39
-------------------------------------------------------------------------------------------------
Class R
Actual                                            $1,000             $1,047.70             $ 7.01
Hypothetical (5% return before expenses)          $1,000             $1,017.95             $ 6.90
-------------------------------------------------------------------------------------------------
Advisor Class
Actual                                            $1,000             $1,049.43             $ 4.47
Hypothetical (5% return before expenses)          $1,000             $1,020.43             $ 4.41
-------------------------------------------------------------------------------------------------


* Expenses are equal to each Class' annualized expense ratio, shown in the table below, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


                                           Annualized Expense Ratio
                              --------------------------------------------------
                                       Wealth       Balanced        Wealth
                                 Appreciation         Wealth  Preservation
                                     Strategy       Strategy      Strategy
--------------------------------------------------------------------------------
Class A                                 1.25%          1.06%         1.17%
Class B                                 1.97%          1.78%         1.89%
Class C                                 1.95%          1.77%         1.88%
Class R                                 1.48%          1.26%         1.38%
Advisor Class                           0.96%          0.77%         0.88%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 13


WEALTH APPRECIATION STRATEGY
PORTFOLIO SUMMARY
February 28, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $467.5



SECURITY TYPE BREAKDOWN*
    95.7% Common Stocks & Other Investments
     4.3% Short-Term                               [PIE GRAPH OMITTED]


SECTOR BREAKDOWN*
    21.8% Finance
    16.0% Technology
    13.1% Consumer Cyclical
    10.8% Construction & Housing
     9.0% Medical
     7.4% Capital Equipment                        [PIE GRAPH OMITTED]
     5.4% Energy
     4.9% Consumer Staples
     3.2% Industrial Commodities
     1.5% Utilities
     1.4% Telecommunications
     1.2% Transportation

     4.3% Short-Term



* All data are as of February 28, 2005. The Strategy's security type and sector breakdowns are expressed as a percentage of total investments and may vary over time.

   Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


BALANCED WEALTH STRATEGY
PORTFOLIO SUMMARY
February 28, 2005 (unaudited)



PORTFOLIO STATISTICS
Net Assets ($mil): $728.1


SECURITY TYPE BREAKDOWN*
    62.8% Common Stocks & Other Investments
    34.0% Corporate Debt                           [PIE GRAPH OMITTED]

     3.2% Short-Term


SECTOR BREAKDOWN*
    26.1% Finance
    14.2% Industrial
    10.0% Construction & Housing
     9.7% Technology
     8.3% Consumer Cyclical
     8.1% Utilities                                [PIE GRAPH OMITTED]
     5.7% Medical
     4.8% Capital Equipment
     3.4% Energy
     3.0% Consumer Staples
     2.0% Industrial Commodities
     0.8% Telecommunications
     0.7% Transportation

     3.2% Short-Term


   * All data are as of February 28, 2005. The Strategy's security type and sector breakdowns are expressed as a percentage of total investments and may vary over time.

   Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 15


WEALTH PRESERVATION STRATEGY
PORTFOLIO SUMMARY
February 28, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $262.2


SECURITY TYPE BREAKDOWN*
    33.5% Common & Preferred Stocks
    29.8% Corporate Debt                           [PIE GRAPH OMITTED]
    27.5% U.S. Government & Government
          Sponsored Agency Obligations
     1.4% Mortgage Backed Securities
     1.3% Asset Backed Securities

     6.5% Short-Term



SECTOR BREAKDOWN*
    27.5% U.S. Government & Government
          Sponsored Agency Obligations
    18.1% Finance
    12.4% Industrial
     9.5% Construction & Housing                   [PIE GRAPH OMITTED]
     5.8% Utilities
     4.4% Technology
     3.9% Consumer Cyclical
     2.5% Medical
     2.1% Capital Equipment
     1.6% Energy
     1.4% Mortgage Backed Securities
     1.3% Asset Backed Securities
     1.3% Consumer Staples
     1.0% Industrial Commodities
     0.4% Telecommunications
     0.3% Transportation

     6.5% Short-Term


   * All data are as of February 28, 2005. The Strategy's security type and sector breakdowns are expressed as a percentage of total investments and may vary over time.

   Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


WEALTH APPRECIATION STRATEGY
PORTFOLIO OF INVESTMENTS
February 28, 2005 (unaudited)


Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-96.0%

United States Investments-61.2%
Finance-13.7%
Banking-5.9%
Bank of America Corp. ..........................          56,726     $ 2,646,268
Citigroup, Inc. ................................         193,100       9,214,732
Fannie Mae .....................................          40,300       2,355,938
Freddie Mac ....................................          33,600       2,083,200
J. P. Morgan Chase & Co. .......................         122,000       4,459,100
National City Corp. ............................          61,500       2,199,855
SunTrust Banks, Inc. ...........................          35,000       2,535,400
Wachovia Corp. .................................          37,000       1,961,370
                                                                     -----------
                                                                      27,455,863
                                                                     -----------

Financial Services-3.2%
Franklin Resources, Inc. .......................          28,100       1,972,339
Lehman Brothers Holdings, Inc. .................          21,700       1,978,606
MBNA Corp. .....................................         143,385       3,637,677
Merrill Lynch & Co., Inc. ......................          64,200       3,760,836
Morgan Stanley .................................          27,500       1,552,925
The Charles Schwab Corp. .......................         106,900       1,122,450
The Goldman Sachs Group, Inc. ..................           9,000         979,200
                                                                     -----------
                                                                      15,004,033
                                                                     -----------

Insurance-4.6%
American International Group, Inc. .............          77,300       5,163,640
MetLife, Inc. ..................................          21,800         894,672
The Allstate Corp. .............................          13,600         730,048
The Chubb Corp. ................................          12,600         996,786
The Hartford Financial Services Group, Inc. ....          20,600       1,482,170
The Progressive Corp. ..........................          14,200       1,236,820
The St. Paul Travelers Cos., Inc. ..............          57,911       2,219,150
Torchmark Corp. ................................          16,200         844,182
UnitedHealth Group, Inc. .......................          47,900       4,366,564
WellPoint, Inc.(a) .............................          13,700       1,672,222
XL Capital, Ltd. Cl.A ..........................          28,800       2,160,000
                                                                     -----------
                                                                      21,766,254
                                                                     -----------
                                                                      64,226,150
                                                                     -----------

Technology-12.3%
Data Processing-7.9%
Apple Computer, Inc.(a) ........................          89,200       4,001,512
Arrow Electronics, Inc.(a) .....................          16,400         441,160
Avnet, Inc.(a) .................................           7,400         143,560
Dell, Inc.(a) ..................................         172,200       6,903,498
Electronic Arts, Inc.(a) .......................          91,000       5,868,590
Google, Inc. Cl.A(a) ...........................          16,400       3,083,036
Hewlett-Packard Co. ............................         126,500       2,631,200
Ingram Micro, Inc.(a) ..........................          25,000         448,000
International Business Machines Corp. ..........          30,800       2,851,464
Microsoft Corp. ................................         250,450       6,306,331


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 17


Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Network Appliance, Inc.(a) .....................          46,600     $ 1,398,466
Sanmina-SCI Corp.(a) ...........................         164,500         912,975
Solectron Corp.(a) .............................         255,400       1,264,230
Tech Data Corp.(a) .............................           9,300         381,207
                                                                     -----------
                                                                      36,635,229
                                                                     -----------

Electrical & Electronics-3.7%
ADC Telecommunications, Inc.(a) ................         151,000         347,300
Broadcom Corp. Cl.A(a) .........................          77,800       2,509,050
Cisco Systems, Inc.(a) .........................          51,900         904,098
Corning, Inc.(a) ...............................         349,300       4,006,471
Juniper Networks, Inc.(a) ......................         167,800       3,614,412
QUALCOMM, Inc. .................................         140,500       5,073,455
Tellabs, Inc.(a) ...............................         125,500         889,795
                                                                     -----------
                                                                      17,344,581
                                                                     -----------

Electronic Components & Instruments-0.7%
Advanced Micro Devices, Inc.(a) ................          53,700         937,065
Applied Materials, Inc.(a) .....................          55,000         962,500
Symantec Corp.(a) ..............................          66,400       1,461,464
                                                                     -----------
                                                                       3,361,029
                                                                     -----------
                                                                      57,340,839
                                                                     -----------

Consumer Cyclical-10.4%
Broadcasting & Publishing-3.5%
Comcast Corp. Cl.A Special(a) ..................          67,600       2,153,736
The E.W. Scripps Co. Cl.A ......................          62,500       2,885,000
Time Warner, Inc.(a) ...........................         289,100       4,981,193
Yahoo!, Inc.(a) ................................         198,800       6,415,276
                                                                     -----------
                                                                      16,435,205
                                                                     -----------

Business & Public Services-0.4%
The Interpublic Group of Cos., Inc.(a) .........         128,200       1,684,548
                                                                     -----------

Leisure & Tourism-1.3%
Hilton Hotels Corp. ............................          11,000         231,660
Host Marriott Corp. ............................          64,000       1,022,720
McDonald's Corp. ...............................          70,900       2,345,372
Starbucks Corp.(a) .............................          37,000       1,916,970
Starwood Hotels & Resorts Worldwide, Inc. ......          11,300         646,812
                                                                     -----------
                                                                       6,163,534
                                                                     -----------

Merchandising-4.7%
eBay, Inc.(a) ..................................         161,800       6,931,512
Lowe's Cos., Inc. ..............................          97,750       5,745,745
Office Depot, Inc.(a) ..........................         102,000       1,963,500
Target Corp. ...................................         130,700       6,642,174
Whole Foods Market, Inc. .......................           7,100         730,022
                                                                     -----------
                                                                      22,012,953
                                                                     -----------

Textiles & Apparel-0.5%
Jones Apparel Group, Inc. ......................          33,500       1,064,295
V. F. Corp. ....................................          20,100       1,201,176
                                                                     -----------
                                                                       2,265,471
                                                                     -----------
                                                                      48,561,711
                                                                     -----------


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Medical-5.6%
Health & Personal Care-5.6%
Amgen, Inc.(a) ...............................           79,250      $ 4,882,592
Avon Products, Inc. ..........................           84,800        3,626,896
Boston Scientific Corp.(a) ...................           69,900        2,282,934
Bristol-Myers Squibb Co. .....................          101,700        2,545,551
HCA, Inc. ....................................           43,000        2,030,030
Medco Health Solutions, Inc.(a) ..............           86,100        3,824,562
St. Jude Medical, Inc.(a) ....................          102,700        4,015,570
Zimmer Holdings, Inc.(a) .....................           33,200        2,851,880
                                                                     -----------
                                                                      26,060,015
                                                                     -----------

Capital Equipment-4.8%
Aerospace & Defense-0.4%
The Boeing Co. ...............................           39,400        2,165,818
                                                                     -----------

Automobiles-0.5%
BorgWarner, Inc. .............................           33,800        1,782,950
Cooper Tire & Rubber Co. .....................            7,000          135,450
Lear Corp. ...................................            6,600          344,190
                                                                     -----------
                                                                       2,262,590
                                                                     -----------

Industrial Components-0.7%
Eaton Corp. ..................................           44,800        3,124,800
                                                                     -----------

Multi-Industry-3.2%
Cooper Industries, Ltd. Cl.A .................           16,400        1,137,668
General Electric Co. .........................          311,500       10,964,800
Hubbell, Inc. Cl.B ...........................           32,900        1,770,020
Textron, Inc. ................................           14,800        1,144,780
                                                                     -----------
                                                                      15,017,268
                                                                     -----------
                                                                      22,570,476
                                                                     -----------

Construction & Housing-4.4%
Building Materials-0.4%
Martin Marietta Materials, Inc. ..............           12,600          726,768
Masco Corp. ..................................           31,700        1,068,924
                                                                     -----------
                                                                       1,795,692
                                                                     -----------

Construction & Housing-0.4%
Pulte Homes, Inc. ............................           22,900        1,786,658
                                                                     -----------

Real Estate-3.6%
Alexandria Real Estate Equities, Inc. ........           13,500          904,230
Archstone-Smith Trust ........................           21,200          717,196
Boston Properties, Inc. ......................            9,700          580,060
Camden Property Trust ........................           13,200          612,480
Corporate Office Properties Trust ............           22,700          600,415
Developers Diversified Realty Corp. ..........           26,400        1,104,312
Duke Realty Corp. ............................           25,200          798,336
EastGroup Properties, Inc. ...................           12,500          484,250
Equity Office Properties Trust ...............            6,000          181,020
Equity One, Inc. .............................            4,700           97,149


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 19


Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Equity Residential ...........................           24,600      $   807,126
Essex Property Trust, Inc. ...................            3,400          245,072
First Industrial Realty Trust, Inc. ..........            6,500          270,335
General Growth Properties, Inc. ..............           24,000          837,600
Glenborough Realty Trust, Inc. ...............           10,200          201,246
iStar Financial, Inc. ........................           12,200          518,378
Kimco Realty Corp. ...........................            8,800          467,368
LaSalle Hotel Properties .....................           10,900          328,526
Mack-Cali Realty Corp. .......................           10,100          446,420
Pan Pacific Retail Properties, Inc. ..........            5,400          314,010
Prentiss Properties Trust ....................            9,100          319,319
ProLogis .....................................           35,600        1,415,456
Reckson Associates Realty Corp. ..............            6,300          192,465
Regency Centers Corp. ........................            8,400          428,400
Saul Centers, Inc. ...........................            2,900          100,050
Shurgard Storage Centers, Inc. Cl.A ..........            9,000          357,660
Simon Property Group, Inc. ...................           20,800        1,288,768
SL Green Realty Corp. ........................            1,600           90,208
Tanger Factory Outlet Centers, Inc. ..........           11,800          281,430
The Macerich Co. .............................            3,000          171,630
The Mills Corp. ..............................            9,000          486,000
United Dominion Realty Trust, Inc. ...........           27,100          598,910
Vornado Realty Trust .........................            8,800          604,560
Windrose Medical Properties Trust ............           12,300          173,184
                                                                     -----------
                                                                      17,023,569
                                                                     -----------
                                                                      20,605,919
                                                                     -----------

Consumer Staples-3.4%
Beverages & Tobacco-1.4%
Altria Group, Inc. ...........................           37,800        2,481,570
PepsiCo, Inc. ................................           73,200        3,942,552
                                                                     -----------
                                                                       6,424,122
                                                                     -----------

Food & Household Products-2.0%
Safeway, Inc.(a) .............................           72,500        1,334,000
SUPERVALU, Inc. ..............................            4,900          155,673
The Kroger Co.(a) ............................          102,200        1,838,578
The Procter & Gamble Co. .....................          111,800        5,935,462
                                                                     -----------
                                                                       9,263,713
                                                                     -----------
                                                                      15,687,835
                                                                     -----------
Energy-2.5%
Energy Equipment & Services-0.5%
Baker Hughes, Inc. ...........................           19,500          921,960
Halliburton Co. ..............................           37,700        1,657,669
                                                                     -----------
                                                                       2,579,629
                                                                     -----------

Energy Sources-2.0%
ChevronTexaco Corp. ..........................           53,400        3,315,072
ConocoPhillips ...............................           29,000        3,215,810
Occidental Petroleum Corp. ...................           39,300        2,761,611
                                                                     -----------
                                                                       9,292,493
                                                                     -----------
                                                                      11,872,122
                                                                     -----------


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Industrial Commodities-1.3%
Forest & Paper-1.2%
International Paper Co. ......................           27,700      $ 1,034,595
Kimberly-Clark Corp. .........................           25,100        1,656,098
MeadWestvaco Corp. ...........................           50,300        1,577,408
Smurfit-Stone Container Corp.(a) .............           82,700        1,375,301
                                                                     -----------
                                                                       5,643,402
                                                                     -----------

Metal - Nonferrous-0.1%
Alcoa, Inc. ..................................           19,100          613,492
                                                                     -----------
                                                                       6,256,894
                                                                     -----------

Utilities-1.3%
Electric & Gas-1.3%
American Electric Power Co., Inc. ............           32,700        1,092,180
Constellation Energy Group, Inc. .............            5,800          298,526
Entergy Corp. ................................           21,800        1,506,816
FirstEnergy Corp. ............................           28,600        1,179,464
Sempra Energy ................................           15,500          620,000
Wisconsin Energy Corp. .......................           34,600        1,201,312
                                                                     -----------
                                                                       5,898,298
                                                                     -----------

Transportation-1.2%
Transportation - Road & Rail-1.2%
Burlington Northern Santa Fe Corp. ...........           24,900        1,251,723
CSX Corp. ....................................           54,500        2,251,395
Norfolk Southern Corp. .......................           17,900          642,431
United Parcel Service, Inc. Cl.B .............           16,200        1,255,338
                                                                     -----------
                                                                       5,400,887
                                                                     -----------

Telecommunications-0.3%
Sprint Corp. .................................           64,750        1,533,280
                                                                     -----------

Total United States Investments
   (cost $269,170,906) .......................                       286,014,426
                                                                     -----------

Foreign Investments-34.8%
Australia-1.3%
Bunnings Warehouse Property Trust ............          166,487          222,601
Centro Properties Group ......................           27,303          109,206
Coles Myer, Ltd. .............................           85,305          644,828
DB RREEF Trust(a) ............................           41,579           41,843
General Property Trust .......................          133,400          387,031
ING Industrial Fund ..........................          247,998          403,489
Macquarie CountryWide Trust ..................          413,430          612,545
Macquarie Countrywide Trust Rights,
   expiring 3/11/05 ..........................          225,507            5,361
Multiplex Group ..............................           42,196          154,141
Rinker Group, Ltd. ...........................          118,616        1,067,051
Stockland ....................................           94,007          427,866
Westfield Group ..............................          142,388        1,896,835
Westpac Banking Corp. ........................           18,745          282,755
                                                                     -----------
                                                                       6,255,552
                                                                     -----------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 21


Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Belgium-0.3%
Delhaize Group ...................................         16,226     $1,277,990
                                                                      ----------

Bermuda-1.3%
Marvell Technology Group, Ltd.(a) ................         85,000      3,110,150
Nabors Industries, Ltd.(a) .......................         51,100      2,933,140
                                                                      ----------
                                                                       6,043,290
                                                                      ----------

Brazil-0.2%
Petroleo Brasileiro, SA (ADR) ....................         22,100        939,250
Votorantim Celulose e Papel, SA (ADR) ............         16,000        236,800
                                                                      ----------
                                                                       1,176,050
                                                                      ----------

Canada-2.0%
Alcan, Inc. ......................................         37,700      1,505,371
Bank of Nova Scotia ..............................         44,900      1,456,137
Boardwalk Real Estate Investment Trust ...........          6,300         98,581
Borealis Retail Real Estate Investment Trust .....         27,400        311,010
Brookfield Properites Corp. ......................         15,700        619,836
Canadian Apartment Properties
   Real Estate Investment Trust ..................         17,400        212,457
Canadian Real Estate Investment Trust ............         27,400        422,085
Cominar Real Estate Investment Trust .............         12,600        189,807
H&R Real Estate Investment Trust .................         14,900        229,891
InnVest Real Estate Investment Trust .............         18,000        176,585
Magna International, Inc. Cl.A ...................          2,000        147,803
Manulife Financial Corp. .........................         29,800      1,375,478
Novelis, Inc. ....................................          4,120         96,871
O&Y Real Estate Investment Trust .................         25,600        327,939
Research In Motion, Ltd.(a) ......................         10,100        667,711
RioCan Real Estate Investment Trust ..............         55,000        831,198
Summit Real Estate Investment Trust ..............         32,600        515,933
                                                                      ----------
                                                                       9,184,693
                                                                      ----------

China-0.1%
China Petroleum & Chemical Corp. Cl.H ............      1,322,000        601,113
                                                                      ----------

Finland-0.1%
Sponda Oyj .......................................         37,600        375,398
                                                                      ----------

France-3.7%
Arcelor ..........................................         89,780      2,225,432
Assurances Generales de France ...................         19,900      1,528,875
BNP Paribas, SA ..................................          5,400        391,515
Compagnie de Saint-Gobain ........................          3,600        222,411
Credit Agricole, SA ..............................         27,300        808,601
Essilor International, SA ........................          7,185        503,592
Gecina ...........................................         10,500      1,125,716
Groupe Danone ....................................          6,191        615,918
Klepierre ........................................          7,100        665,162
Renault, SA ......................................         21,053      1,905,167
Sanofi-Synthelabo, SA ............................         29,321      2,337,796
Schneider Electric, SA ...........................          5,108        407,076


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Societe Generale .............................            7,100      $   748,801
Total, SA ....................................            9,331        2,218,423
Unibail ......................................           13,400        1,653,905
                                                                     -----------
                                                                      17,358,390
                                                                     -----------

Germany-1.3%
Continental AG ...............................           21,500        1,596,099
HeidelbergCement AG ..........................           10,000          660,221
MAN AG .......................................           15,900          738,676
Muenchener Rueckversicherungs-
  Gesellschaft AG ............................           11,600        1,437,586
Porsche AG pfd ...............................              729          527,486
SAP AG .......................................            7,162        1,167,729
Siemens AG ...................................            1,803          141,757
                                                                     -----------
                                                                       6,269,554
                                                                     -----------

Greece-0.0%
EFG Eurobank Ergasias ........................            6,690          237,036
                                                                     -----------

Hong Kong-1.0%
Esprit Holdings, Ltd. ........................          215,000        1,534,127
Henderson Land Development Co., Ltd. .........          143,000          668,454
Kerry Properties, Ltd. .......................          321,000          764,317
Sun Hung Kai Properties, Ltd. ................          168,500        1,565,214
                                                                     -----------
                                                                       4,532,112
                                                                     -----------

Hungary-0.1%
MOL Magyar Olaj-es Gazipari Rt ...............            5,100          447,690
                                                                     -----------

India-0.1%
Infosys Technologies, Ltd. ...................            5,075          259,657
                                                                     -----------

Ireland-0.7%
Allied Irish Banks PLC .......................           30,328          651,015
Anglo Irish Bank Corp. .......................           30,270          796,407
CRH PLC ......................................           51,016        1,434,736
Depfa Bank PLC ...............................           38,200          628,023
                                                                     -----------
                                                                       3,510,181
                                                                     -----------

Israel-0.8%
Bank Hapoalim, Ltd. ..........................          135,000          490,057
Bank Leumi Le-Israel .........................           87,500          258,021
Teva Pharmaceutical Industries,
   Ltd. (ADR) ................................          100,300        3,020,033
                                                                     -----------
                                                                       3,768,111
                                                                     -----------

Italy-0.7%
Beni Stabili SpA .............................          183,400          194,506
Eni SpA ......................................          102,372        2,674,405
Fastweb(a) ...................................            5,365          285,251
Fastweb Rights, expiring 3/16/05(a) ..........            5,365           15,807
                                                                     -----------
                                                                       3,169,969
                                                                     -----------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 23


Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Japan-5.3%
Aeon Credit Service Co., Ltd. ..................           9,300     $   627,900
Aiful Corp. ....................................          13,050       1,498,360
Aisin Seiki Co., Ltd. ..........................             300           6,758
Canon, Inc. ....................................          52,700       2,787,121
Daito Trust Construction Co., Ltd. .............           9,900         405,871
Denso Corp. ....................................          61,100       1,566,245
Eisai Co., Ltd. ................................          21,900         739,912
Honda Motor Co., Ltd. ..........................          55,400       2,973,160
Hoya Corp. .....................................          15,900       1,720,461
Japan Retail Fund Investment Corp. .............              71         553,891
JFE Holdings, Inc. .............................          27,800         855,796
Keyence Corp. ..................................           5,000       1,208,824
Mitsubishi Corp. ...............................          98,000       1,330,806
Mitsubishi Tokyo Financial Group, Inc. .........              68         623,006
Mitsui & Co., Ltd. .............................          63,000         642,641
Mitsui Fudosan Co., Ltd. .......................          55,000         682,790
Nippon Building Fund, Inc. .....................              63         529,731
Nippon Meat Packers, Inc. ......................          17,000         235,122
Nissan Motor Co., Ltd. .........................          80,000         859,449
Nitto Denko Corp. ..............................           6,900         376,218
Promise Co., Ltd. ..............................          21,450       1,494,397
Sumitomo Mitsui Financial Group, Inc. ..........             262       1,816,817
Suzuki Motor Corp. .............................          32,300         610,256
UFJ Holdings, Inc.(a) ..........................             101         557,699
                                                                     -----------
                                                                      24,703,231
                                                                     -----------

Mexico-0.3%
America Movil SA de CV (ADR) ...................          19,100       1,121,170
Grupo Televisa, SA (ADR) .......................           4,600         296,470
                                                                     -----------
                                                                       1,417,640
                                                                     -----------

Netherlands-1.0%
ASML Holding NV(a) .............................          28,829         530,027
Eurocommercial Properties NV ...................           2,600          90,011
ING Groep NV ...................................          85,066       2,612,542
Rodamco Europe NV ..............................          10,700         860,836
Royal Numico NV(a) .............................           7,952         320,684
Wereldhave NV ..................................           2,700         283,879
                                                                     -----------
                                                                       4,697,979
                                                                     -----------

Panama-0.5%
Carnival Corp. .................................          43,950       2,390,001
                                                                     -----------

Russia-0.1%
Mobile Telesystems (ADR) .......................          13,600         545,224
                                                                     -----------

Singapore-0.7%
Ascendas Real Estate Investment Trust ..........         658,040         803,833
CapitaMall Trust ...............................         601,000         748,922
Flextronics International, Ltd.(a) .............          36,300         484,605
Singapore Telecommunications, Ltd. .............         763,150       1,232,873
                                                                     -----------
                                                                       3,270,233
                                                                     -----------


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

South Africa-0.2%
ABSA Group, Ltd. .................................         42,827    $   584,061
MTN Group, Ltd. ..................................         54,959        450,651
                                                                     -----------
                                                                       1,034,712
                                                                     -----------

South Korea-1.1%
Hyundai Motor Co., Ltd. ..........................         10,900        624,835
Kookmin Bank .....................................         15,500        713,564
POSCO ............................................          6,300      1,376,361
Samsung Electronics Co., Ltd. (GDR)(b) ...........          2,470        639,730
Samsung Electronics Co., Ltd. ....................          1,570        816,522
Shinhan Financial Group Co., Ltd. ................         27,000        798,842
                                                                     -----------
                                                                       4,969,854
                                                                     -----------

Spain-1.2%
ACS, Actividades de Construcci--n y
   Servicios, SA .................................         13,167        335,782
Banco Bilbao Vizcaya Argentaria, SA ..............         67,841      1,172,971
Endesa, SA .......................................         58,400      1,319,952
Gestevision Telecino, SA(a) ......................         22,498        495,181
Inditex, SA ......................................         32,123        991,804
Inmobiliaria Colonial, SA ........................          5,200        250,379
Repsol YPF, SA ...................................         45,700      1,245,000
                                                                     -----------
                                                                       5,811,069
                                                                     -----------

Sweden-0.2%
Svenska Cellulosa AB Cl.B ........................         18,900        739,049
                                                                     -----------

Switzerland-2.8%
Alcon, Inc. ......................................         48,800      4,211,440
Compagnie Financiere Richemont AG ................         32,050      1,014,065
Credit Suisse Group ..............................         59,319      2,582,844
Nobel Biocare Holding AG .........................          4,336        944,297
Novartis AG ......................................         33,492      1,675,606
Roche Holdings AG ................................          8,021        845,256
Synthes, Inc. ....................................          2,555        308,770
UBS AG ...........................................         15,916      1,381,531
                                                                     -----------
                                                                      12,963,809
                                                                     -----------

Taiwan-0.8%
Asustek Computer, Inc. ...........................        138,000        396,736
Compal Electronics, Inc. (GDR)(a)(b) .............        199,639        988,213
Hon Hai Precision Industry Co., Ltd. (GDR)(b) ....         72,008        685,512
Taiwan Semiconductor Manufacturing Co.,
   Ltd. (ADR) ....................................        163,888      1,494,659
                                                                     -----------
                                                                       3,565,120
                                                                     -----------

Thailand-0.1%
PTT Public Co., Ltd. .............................         98,200        554,686
                                                                     -----------

United Kingdom-6.8%
Aviva PLC ........................................        111,661      1,387,906
BHP Billiton PLC .................................         42,398        632,799
BP PLC ...........................................        168,700      1,822,276


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 25


                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
British Land Co. PLC ........................           40,800     $     675,181
Brixton PLC .................................           32,200           212,191
Capita Group PLC ............................          104,692           762,642
Capital & Regional PLC ......................           29,700           396,197
Carnival PLC ................................           23,770         1,365,581
Derwent Valley Holdings PLC .................           12,500           269,719
Enterprise Inns PLC .........................           38,873           559,427
George Wimpey PLC ...........................           50,000           450,714
GlaxoSmithKline PLC .........................           33,300           795,592
GUS PLC .....................................           66,603         1,205,590
Hammerson PLC ...............................           30,200           514,029
HBOS PLC ....................................           89,000         1,414,977
Hilton Group PLC ............................           45,221           272,314
HSBC Holdings PLC ...........................           62,377         1,040,268
InterContinental Hotels Group PLC ...........           16,875           215,836
Land Securities Group PLC ...................           51,000         1,345,968
Liberty International PLC ...................           19,100           359,827
Reckitt Benckiser PLC .......................           56,299         1,772,896
RMC Group PLC ...............................           46,200           758,824
Royal Bank of Scotland Group PLC ............          115,914         3,967,443
SABMiller PLC ...............................           29,577           488,386
Slough Estates PLC ..........................           59,800           591,715
Smith & Nephew PLC ..........................           72,848           748,028
Standard Chartered PLC ......................           24,284           445,569
Tate & Lyle PLC .............................           16,800           168,124
Taylor Woodrow PLC ..........................           80,900           465,883
Tesco PLC ...................................          377,531         2,213,828
Vodafone Group PLC ..........................          516,000         1,348,852
Whitbread PLC ...............................           21,900           379,729
WPP Group PLC ...............................          144,088         1,655,122
Xstrata PLC .................................           41,500           872,671
                                                                   -------------
                                                                      31,576,104
                                                                   -------------

Total Foreign Investments
   (cost $138,592,336) ......................                        162,705,497
                                                                   -------------

Total Common Stocks & Other Investments
   (cost $407,763,242) ......................                        448,719,923
                                                                   -------------

SHORT-TERM INVESTMENT-4.3%
Time Deposit-4.3%
State Street Euro Dollar
   1.85%, 3/01/05
   (cost $20,060,000) .......................    $      20,060        20,060,000
                                                                   -------------

Total Investments-100.3%
   (cost $427,823,242) ......................                        468,779,923
Other assets less liabilities-(0.3%) ........                        (1,269,136)
                                                                   -------------

Net Assets-100% .............................                      $ 467,510,787
                                                                   =============


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)

                                                       Value at
                 Number of  Expiration   Original  February 28,       Unrealized
     Type        Contracts     Month       Value           2005     Appreciation
--------------------------------------------------------------------------------
British Pound        3      March 2005  $273,656      $285,266        $11,610
 FTSE 100 Index
EURO Stoxx 50       19      March 2005   734,917       766,591         31,674
                                                                      -------
                                                                      $43,284
                                                                      -------


(a) Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities
   Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate market value of these securities amounted to $2,313,455 or 0.5% of net assets.

   Glossary of Terms:
   ADR   -American Depositary Receipt
   GDR   -Global Depositary Receipt
   Pfd.  -Preferred stock

   See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 27


BALANCED WEALTH STRATEGY
PORTFOLIO OF INVESTMENTS
February 28, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER INVESTMENTS-62.0%

United States Investments-38.6%
Finance-8.3%
Banking-3.5%
Bank of America Corp. ..............................        43,882   $ 2,047,095
Citigroup, Inc. ....................................       188,795     9,009,297
Fannie Mae .........................................        32,150     1,879,489
Freddie Mac ........................................        29,500     1,829,000
J. P. Morgan Chase & Co. ...........................       104,600     3,823,130
National City Corp. ................................        55,100     1,970,927
SunTrust Banks, Inc. ...............................        33,300     2,412,252
Wachovia Corp. .....................................        43,550     2,308,586
                                                                     -----------
                                                                      25,279,776
                                                                     -----------

Financial Services-2.0%
Franklin Resources, Inc. ...........................        26,850     1,884,602
Lehman Brothers Holdings, Inc. .....................        19,600     1,787,128
MBNA Corp. .........................................       137,000     3,475,690
Merrill Lynch & Co., Inc. ..........................        62,600     3,667,108
Morgan Stanley .....................................        26,700     1,507,749
The Charles Schwab Corp. ...........................       102,100     1,072,050
The Goldman Sachs Group, Inc. ......................         8,600       935,680
                                                                     -----------
                                                                      14,330,007
                                                                     -----------

Insurance-2.8%
American International Group, Inc. .................        74,110     4,950,548
MetLife, Inc. ......................................        16,800       689,472
The Allstate Corp. .................................        13,300       713,944
The Chubb Corp. ....................................        11,900       941,409
The Hartford Financial Services Group, Inc. ........        20,550     1,478,572
The Progressive Corp. ..............................        13,500     1,175,850
The St. Paul Travelers Cos., Inc. ..................        55,377     2,122,047
Torchmark Corp. ....................................        16,100       838,971
UnitedHealth Group, Inc. ...........................        45,800     4,175,128
WellPoint, Inc.(a) .................................        13,000     1,586,780
XL Capital, Ltd. Cl.A ..............................        28,225     2,116,875
                                                                     -----------
                                                                      20,789,596
                                                                     -----------
                                                                      60,399,379
                                                                     -----------

Technology-7.2%
Data Processing-4.4%
Apple Computer, Inc.(a) ............................        85,200     3,822,072
Arrow Electronics, Inc.(a) .........................        16,000       430,400
Avnet, Inc.(a) .....................................         4,500        87,300
Dell, Inc.(a) ......................................       164,400     6,590,796
Electronic Arts, Inc.(a) ...........................        87,000     5,610,630
Google, Inc. Cl.A(a) ...............................        15,700     2,951,443
Hewlett-Packard Co. ................................       137,000     2,849,600
Ingram Micro, Inc.(a) ..............................        15,900       284,928
Microsoft Corp. ....................................       216,100     5,441,398
Network Appliance, Inc.(a) .........................        44,500     1,335,445


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

Sanmina-SCI Corp.(a) ...............................       150,000   $   832,500
Solectron Corp.(a) .................................       280,600     1,388,970
Tech Data Corp.(a) .................................         9,900       405,801
                                                                     -----------
                                                                      32,031,283
                                                                     -----------

Electrical & Electronics-2.3%
ADC Telecommunications, Inc.(a) ....................       184,200       423,660
Broadcom Corp. Cl.A(a) .............................        82,100     2,647,725
Cisco Systems, Inc.(a) .............................        49,500       862,290
Corning, Inc.(a) ...................................       333,700     3,827,539
Juniper Networks, Inc.(a) ..........................       162,300     3,495,942
QUALCOMM, Inc. .....................................       134,200     4,845,962
Tellabs, Inc.(a) ...................................       117,800       835,202
                                                                     -----------
                                                                      16,938,320
                                                                     -----------

Electronic Components & Instruments-0.5%
Advanced Micro Devices, Inc.(a) ..................         51,300        895,185
Applied Materials, Inc.(a) .......................         52,500        918,750
Symantec Corp.(a) ................................         63,400      1,395,434
                                                                     -----------
                                                                       3,209,369
                                                                     -----------
                                                                      52,178,972
                                                                     -----------

Consumer Cyclical-6.4%
Broadcasting & Publishing-2.1%
Comcast Corp. Cl.A Special(a) ....................         66,900      2,131,434
The E.W. Scripps Co. Cl.A ........................         59,700      2,755,752
Time Warner, Inc.(a) .............................        246,100      4,240,303
Yahoo!, Inc.(a) ..................................        189,900      6,128,073
                                                                     -----------
                                                                      15,255,562
                                                                     -----------

Business & Public Services-0.2%
The Interpublic Group of Cos., Inc.(a) ...........        117,800      1,547,892
                                                                     -----------

Leisure & Tourism-1.0%
Hilton Hotels Corp. ..............................         16,100        339,066
Host Marriott Corp. ..............................         99,100      1,583,618
McDonald's Corp. .................................         70,500      2,332,140
Starbucks Corp.(a) ...............................         35,300      1,828,893
Starwood Hotels & Resorts Worldwide, Inc. ........         16,300        933,012
                                                                     -----------
                                                                       7,016,729
                                                                     -----------

Merchandising-2.8%
eBay, Inc.(a) ....................................        154,600      6,623,064
Lowe's Cos., Inc. ................................         93,400      5,490,052
Office Depot, Inc.(a) ............................        117,300      2,258,025
Target Corp. .....................................        112,600      5,722,332
Whole Foods Market, Inc. .........................          6,800        699,176
                                                                     -----------
                                                                      20,792,649
                                                                     -----------

Textiles & Apparel-0.3%
Jones Apparel Group, Inc. ........................         42,500      1,350,225
V. F. Corp. ......................................         15,950        953,172
                                                                     -----------
                                                                       2,303,397
                                                                     -----------
                                                                      46,916,229
                                                                     -----------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 29


Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Construction & Housing-4.1%
Building Materials-0.1%
Masco Corp. ..................................           24,900      $   839,628
                                                                     -----------

Construction & Housing-0.3%
Pulte Homes, Inc. ............................           21,800        1,700,836
                                                                     -----------

Real Estate-3.7%
Alexandria Real Estate Equities, Inc. ........           20,800        1,393,184
Archstone-Smith Trust ........................           30,900        1,045,347
Boston Properties, Inc. ......................           16,600          992,680
Camden Property Trust ........................           21,400          992,960
Corporate Office Properties Trust ............           29,500          780,275
Developers Diversified Realty Corp. ..........           44,200        1,848,886
Duke Realty Corp. ............................           37,000        1,172,160
EastGroup Properties, Inc. ...................           21,400          829,036
Equity Office Properties Trust ...............            9,600          289,632
Equity One, Inc. .............................            7,900          163,293
Equity Residential ...........................           41,200        1,351,772
Essex Property Trust, Inc. ...................            5,600          403,648
First Industrial Realty Trust, Inc. ..........           11,000          457,490
General Growth Properties, Inc. ..............           40,500        1,413,450
Glenborough Realty Trust, Inc. ...............           17,800          351,194
iStar Financial, Inc. ........................           20,300          862,547
Kimco Realty Corp. ...........................           11,600          616,076
LaSalle Hotel Properties .....................           12,900          388,806
Mack-Cali Realty Corp. .......................           16,500          729,300
Pan Pacific Retail Properties, Inc. ..........            8,400          488,460
Prentiss Properties Trust ....................           13,900          487,751
ProLogis .....................................           55,500        2,206,680
Reckson Associates Realty Corp. ..............           10,000          305,500
Regency Centers Corp. ........................           12,800          652,800
Shurgard Storage Centers, Inc. Cl.A ..........           17,700          703,398
Simon Property Group, Inc. ...................           36,200        2,242,952
SL Green Realty Corp. ........................            2,700          152,226
Tanger Factory Outlet Centers, Inc. ..........           20,600          491,310
The Macerich Co. .............................            7,700          440,517
The Mills Corp. ..............................           13,400          723,600
United Dominion Realty Trust, Inc. ...........           39,400          870,740
Vornado Realty Trust .........................           13,900          954,930
Windrose Medical Properties Trust ............           20,000          281,600
                                                                     -----------
                                                                      27,084,200
                                                                     -----------
                                                                      29,624,664
                                                                     -----------

Medical-3.5%
Health & Personal Care-3.5%
Amgen, Inc.(a) ...............................           75,715        4,664,801
Avon Products, Inc. ..........................           81,000        3,464,370
Boston Scientific Corp.(a) ...................           67,700        2,211,082
Bristol-Myers Squibb Co. .....................          107,700        2,695,731
HCA, Inc. ....................................           49,900        2,355,779
Medco Health Solutions, Inc.(a) ..............           78,100        3,469,202


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

St. Jude Medical, Inc.(a) ..................            98,100       $ 3,835,710
Zimmer Holdings, Inc.(a) ...................            31,700         2,723,030
                                                                     -----------
                                                                      25,419,705
                                                                     -----------

Capital Equipment-3.1%
Aerospace & Defense-0.3%
The Boeing Co. .............................            39,000         2,143,830
                                                                     -----------

Automobiles-0.3%
BorgWarner, Inc. ...........................            33,700         1,777,675
Cooper Tire & Rubber Co. ...................             5,400           104,490
Lear Corp. .................................             4,975           259,446
                                                                     -----------
                                                                       2,141,611
                                                                     -----------

Industrial Components-0.4%
Eaton Corp. ................................            40,750         2,842,313
                                                                     -----------

Multi-Industry-2.1%
Cooper Industries, Ltd. Cl.A ...............            23,150         1,605,915
General Electric Co. .......................           306,350        10,783,520
Hubbell, Inc. Cl.B .........................            33,200         1,786,160
Textron, Inc. ..............................            14,300         1,106,105
                                                                     -----------
                                                                      15,281,700
                                                                     -----------
                                                                      22,409,454
                                                                     -----------

Consumer Staples-2.0%
Beverages & Tobacco-0.8%
Altria Group, Inc. .........................            36,450         2,392,942
PepsiCo, Inc. ..............................            71,400         3,845,604
                                                                     -----------
                                                                       6,238,546
                                                                     -----------

Food & Household Products-1.2%
Safeway, Inc.(a) ...........................            69,600         1,280,640
SUPERVALU, Inc. ............................             2,800            88,956
The Kroger Co.(a) ..........................            78,500         1,412,215
The Procter & Gamble Co. ...................           106,900         5,675,321
                                                                     -----------
                                                                       8,457,132
                                                                     -----------
                                                                      14,695,678
                                                                     -----------

Energy-1.5%
Energy Equipment & Services-0.3%
Baker Hughes, Inc. .........................            18,800           888,864
Halliburton Co. ............................            36,000         1,582,920
                                                                     -----------
                                                                       2,471,784
                                                                     -----------

Energy Sources-1.2%
ChevronTexaco Corp. ........................            52,600         3,265,408
ConocoPhillips .............................            25,000         2,772,250
Occidental Petroleum Corp. .................            40,200         2,824,854
                                                                     -----------
                                                                       8,862,512
                                                                     -----------
                                                                      11,334,296
                                                                     -----------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 31


Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Utilities-0.8%
Electric & Gas-0.8%
American Electric Power Co., Inc. ............           30,500      $ 1,018,700
Constellation Energy Group, Inc. .............            4,800          247,056
Entergy Corp. ................................           21,650        1,496,448
FirstEnergy Corp. ............................           20,300          837,172
Sempra Energy ................................           15,100          604,000
Wisconsin Energy Corp. .......................           39,800        1,381,856
                                                                     -----------
                                                                       5,585,232
                                                                     -----------

Industrial Commodities-0.8%
Forest & Paper-0.7%
International Paper Co. ......................           30,150        1,126,103
Kimberly-Clark Corp. .........................           23,500        1,550,530
MeadWestvaco Corp. ...........................           47,100        1,477,056
Smurfit-Stone Container Corp.(a) .............           78,500        1,305,455
                                                                     -----------
                                                                       5,459,144
                                                                     -----------

Metal - Nonferrous-0.1%
Alcoa, Inc. ..................................           18,500          594,220
                                                                     -----------
                                                                       6,053,364
                                                                     -----------

Transportation-0.7%
Transportation - Road & Rail-0.7%
Burlington Northern Santa Fe Corp. ...........           27,175        1,366,087
CSX Corp. ....................................           50,250        2,075,828
Norfolk Southern Corp. .......................           16,100          577,829
United Parcel Service, Inc. Cl.B .............           15,500        1,201,095
                                                                     -----------
                                                                       5,220,839
                                                                     -----------

Telecommunications-0.2%
Sprint Corp. .................................           59,900        1,418,432
                                                                     -----------

Total United States Investments
   (cost $263,616,102) .......................                       281,256,244
                                                                     -----------

Foreign Investments-23.4%
Australia-1.2%
Bunnings Warehouse Property Trust ............          274,601          367,155
Centro Properties Group ......................           43,894          175,567
Coles Myer, Ltd. .............................           82,615          624,494
DB RREEF Trust(a) ............................           67,971           68,402
General Property Trust .......................          219,500          636,832
ING Industrial Fund ..........................          399,735          650,363
Macquarie CountryWide Trust ..................          653,634          968,436
Macquarie Countrywide Trust Rights,
   expiring 3/11/05 ..........................          356,527            8,475
Multiplex Group ..............................           65,130          237,918
Rinker Group, Ltd. ...........................          114,878        1,033,424
Stockland ....................................          150,339          684,258
Westfield Group ..............................          232,464        3,096,790
Westpac Banking Corp. ........................           18,827          283,992
                                                                     -----------
                                                                       8,836,106
                                                                     -----------


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Belgium-0.2%
Delhaize Group ...................................         18,900    $ 1,488,599
                                                                     -----------

Bermuda-0.8%
Marvell Technology Group, Ltd.(a) ................         78,400      2,868,656
Nabors Industries, Ltd.(a) .......................         48,800      2,801,120
                                                                     -----------
                                                                       5,669,776
                                                                     -----------

Brazil-0.2%
Petroleo Brasileiro, SA (ADR) ....................         22,500        956,250
Votorantim Celulose e Papel, SA (ADR) ............         15,000        222,000
                                                                     -----------
                                                                       1,178,250
                                                                     -----------

Canada-1.5%
Alcan, Inc. ......................................         28,300      1,130,027
Bank of Nova Scotia ..............................         43,200      1,401,005
Boardwalk Real Estate Investment Trust ...........         10,500        164,302
Borealis Retail Real Estate Investment Trust .....         46,600        528,944
Brookfield Properites Corp. ......................         24,700        975,156
Canadian Apartment Properties
   Real Estate Investment Trust ..................         29,900        365,084
Canadian Real Estate Investment Trust ............         37,600        579,212
Cominar Real Estate Investment Trust .............         20,800        313,332
H&R Real Estate Investment Trust .................         24,100        371,836
InnVest Real Estate Investment Trust .............         28,700        281,555
Magna International, Inc. Cl.A ...................          1,600        118,242
Manulife Financial Corp. .........................         26,600      1,227,775
Novelis, Inc. ....................................          4,560        107,216
O&Y Real Estate Investment Trust .................         43,600        558,521
Research In Motion, Ltd.(a) ......................          9,050        598,296
RioCan Real Estate Investment Trust ..............         80,800      1,221,106
Summit Real Estate Investment Trust ..............         49,200        778,648
                                                                     -----------
                                                                      10,720,257
                                                                     -----------

China-0.1%
China Petroleum & Chemical Corp. Cl.H ............      1,434,000        652,040
                                                                     -----------

Finland-0.1%
Sponda Oyj .......................................         55,600        555,109
                                                                     -----------

France-2.6%
Arcelor ..........................................         79,280      1,965,162
Assurances Generales de France ...................         20,000      1,536,558
BNP Paribas, SA ..................................          4,400        319,012
Compagnie de Saint-Gobain ........................          4,100        253,301
Credit Agricole, SA ..............................         29,600        876,725
Essilor International, SA ........................          7,405        519,012
Gecina ...........................................         16,400      1,758,261
Groupe Danone ....................................          5,870        583,983
Klepierre ........................................         11,600      1,086,744
Renault, SA ......................................         19,122      1,730,423
Sanofi-Synthelabo, SA ............................         29,711      2,368,890
Schneider Electric, SA ...........................          5,654        450,589


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 33


Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Societe Generale ...................................         7,500   $   790,987
Total, SA ..........................................         8,924     2,121,660
Unibail ............................................        21,018     2,594,163
                                                                     -----------
                                                                      18,955,470
                                                                     -----------

Germany-0.8%
Continental AG .....................................        22,400     1,662,912
HeidelbergCement AG ................................         8,800       580,995
MAN AG .............................................        18,500       859,466
Muenchener Rueckversicherungs-
   Gesellschaft AG .................................         9,700     1,202,119
Porsche AG pfd .....................................           725       524,592
SAP AG .............................................         7,084     1,155,011
Siemens AG .........................................         1,720       135,232
                                                                     -----------
                                                                       6,120,327
                                                                     -----------

Greece-0.0%
EFG Eurobank Ergasias ..............................         6,524       231,154
                                                                     -----------

Hong Kong-0.8%
Esprit Holdings, Ltd. ..............................       200,000     1,427,095
Henderson Land Development Co., Ltd. ...............       244,000     1,140,579
Kerry Properties, Ltd. .............................       475,500     1,132,189
Sun Hung Kai Properties, Ltd. ......................       266,100     2,471,830
                                                                     -----------
                                                                       6,171,693
                                                                     -----------

Hungary-0.1%
MOL Magyar Olaj-es Gazipari Rt .....................         5,000       438,912
                                                                     -----------

India-0.0%
Infosys Technologies, Ltd. .........................         4,845       247,889
                                                                     -----------

Ireland-0.5%
Allied Irish Banks PLC .............................        29,123       625,148
Anglo Irish Bank Corp. .............................        29,134       766,518
CRH PLC ............................................        50,363     1,416,372
Depfa Bank PLC .....................................        34,700       570,482
                                                                     -----------

                                                                       3,378,520
                                                                     -----------

Israel-0.5%
Bank Hapoalim, Ltd. ................................       162,000       588,069
Teva Pharmaceutical Industries, Ltd. (ADR) .........        95,900     2,887,549
                                                                     -----------
                                                                       3,475,618
                                                                     -----------

Italy-0.4%
Beni Stabili SpA ...................................       295,400       313,288
Eni SpA ............................................        98,456     2,572,102
Fastweb(a) .........................................         5,155       274,086
Fastweb Rights, expiring 3/16/05(a) ................         5,155        15,188
                                                                     -----------
                                                                       3,174,664
                                                                     -----------

Japan-3.3%
Aeon Credit Service Co., Ltd. ......................         8,500       573,887
Aiful Corp. ........................................        10,950     1,257,244
Aisin Seiki Co., Ltd. ..............................           300         6,758


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Canon, Inc. ........................................        51,800   $ 2,739,524
Daito Trust Construction Co., Ltd. .................         9,400       385,372
Denso Corp. ........................................        59,300     1,520,103
Eisai Co., Ltd. ....................................        22,300       753,426
Honda Motor Co., Ltd. ..............................        49,900     2,677,991
Hoya Corp. .........................................        15,300     1,655,538
Japan Retail Fund Investment Corp. .................            90       702,115
JFE Holdings, Inc. .................................        29,600       911,207
Keyence Corp. ......................................         5,000     1,208,824
Mitsubishi Corp. ...................................        97,000     1,317,225
Mitsubishi Tokyo Financial Group, Inc. .............            62       568,035
Mitsui & Co., Ltd. .................................        61,000       622,240
Mitsui Fudosan Co., Ltd. ...........................        76,000       943,491
Nippon Building Fund, Inc. .........................            61       512,915
Nippon Meat Packers, Inc. ..........................        14,000       193,630
Nissan Motor Co., Ltd. .............................        89,800       964,732
Nitto Denko Corp. ..................................         5,700       310,789
Promise Co., Ltd. ..................................        19,900     1,386,411
Sumitomo Mitsui Financial Group, Inc. ..............           244     1,691,998
Suzuki Motor Corp. .................................        30,900       583,805
UFJ Holdings, Inc.(a) ..............................           100       552,177
                                                                     -----------
                                                                      24,039,437
                                                                     -----------

Mexico-0.2%
America Movil SA de CV (ADR) .......................        18,700     1,097,690
Grupo Televisa, SA (ADR) ...........................         4,200       270,690
                                                                     -----------
                                                                       1,368,380
                                                                     -----------

Netherlands-0.7%
ASML Holding NV(a) .................................        27,932       513,536
Eurocommercial Properties NV .......................         4,400       152,327
ING Groep NV .......................................        84,204     2,586,068
Rodamco Europe NV ..................................        18,100     1,456,180
Royal Numico NV(a) .................................         5,143       207,404
Wereldhave NV ......................................         4,400       462,618
                                                                     -----------
                                                                       5,378,133
                                                                     -----------

Panama-0.3%
Carnival Corp. .....................................        42,000     2,283,960
                                                                     -----------

Russia-0.1%
Mobile Telesystems (ADR) ...........................        12,800       513,152
                                                                     -----------

Singapore-0.6%
Ascendas Real Estate Investment Trust ..............     1,040,605     1,271,158
CapitaMall Trust ...................................       962,000     1,198,774
Flextronics International, Ltd.(a) .................        51,600       688,860
Singapore Telecommunications, Ltd. .................       735,360     1,187,978
                                                                     -----------
                                                                       4,346,770
                                                                     -----------

South Africa-0.1%
ABSA Group, Ltd. ...................................        41,003       559,186
MTN Group, Ltd. ....................................        52,780       432,783
                                                                     -----------
                                                                         991,969
                                                                     -----------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 35


Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

South Korea-0.7%
Hyundai Motor Co., Ltd. ..........................         13,300    $   762,414
Kookmin Bank .....................................         15,600        718,167
POSCO ............................................          6,900      1,507,443
Samsung Electronics Co., Ltd. (GDR)(b) ...........          2,896        750,064
Samsung Electronics Co., Ltd. ....................          1,130        587,688
Shinhan Financial Group Co., Ltd. ................         27,000        798,842
                                                                     -----------
                                                                       5,124,618
                                                                     -----------

Spain-0.8%
Banco Bilbao Vizcaya Argentaria, SA ..............         63,626      1,100,094
Endesa, SA .......................................         54,100      1,222,764
Gestevision Telecino SA(a) .......................         20,593        453,251
Inditex, SA ......................................         30,261        934,315
Inmobiliaria Colonial, SA ........................          8,800        423,718
Repsol YPF, SA ...................................         53,200      1,449,322
                                                                     -----------
                                                                       5,583,464
                                                                     -----------

Sweden-0.1%
Svenska Cellulosa AB Cl.B ........................         18,200        711,677
                                                                     -----------

Switzerland-1.8%
Alcon, Inc. ......................................         47,100      4,064,730
Compagnie Financiere Richemont AG Cl.A ...........         32,580      1,030,834
Credit Suisse Group ..............................         58,072      2,528,548
Nobel Biocare Holding AG .........................          4,121        897,474
Novartis AG ......................................         34,655      1,733,792
Roche Holdings AG ................................          8,474        892,993
Synthes, Inc. ....................................          2,429        293,543
UBS AG ...........................................         15,446      1,340,734
                                                                     -----------
                                                                      12,782,648
                                                                     -----------

Taiwan-0.4%
Asustek Computer, Inc. ...........................        130,000        373,737
Compal Electronics, Inc. (GDR)(a)(b) .............        188,629        933,714
Hon Hai Precision Industry Co., Ltd. (GDR)(b) ....         66,512        633,194
Taiwan Semiconductor Manufacturing Co.,
   Ltd. (ADR) ....................................        146,692      1,337,831
                                                                     -----------
                                                                       3,278,476
                                                                     -----------

Thailand-0.1%
PTT Public Co., Ltd. .............................         93,200        526,444
                                                                     -----------

United Kingdom-4.4%
Aviva PLC ........................................         88,143      1,095,586
BHP Billiton PLC .................................         41,751        623,142
BP PLC ...........................................        140,000      1,512,262
British Land Co. PLC .............................         53,700        888,658
Brixton PLC ......................................         53,100        349,918
Capita Group PLC .................................        100,595        732,797
Capital & Regional PLC ...........................         52,900        705,684
Carnival PLC .....................................         23,016      1,322,264
Derwent Valley Holdings PLC ......................         24,800        535,122
Enterprise Inns PLC ..............................         37,268        536,329


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

George Wimpey PLC ............................           52,600     $    474,151
GlaxoSmithKline PLC ..........................           31,800          759,754
GUS PLC ......................................           64,481        1,167,180
Hammerson PLC ................................           47,700          811,894
HBOS PLC .....................................           71,700        1,139,931
Hilton Group PLC .............................           54,786          329,913
HSBC Holdings PLC ............................           58,919          982,599
InterContinental Hotels Group PLC ............           19,107          244,384
Land Securities Group PLC ....................           77,130        2,035,578
Liberty International PLC ....................           30,000          565,173
Reckitt Benckiser PLC ........................           54,080        1,703,018
RMC Group PLC ................................           40,700          668,488
Royal Bank of Scotland Group PLC .............          109,619        3,751,981
SABMiller PLC ................................           28,473          470,157
Slough Estates PLC ...........................          102,000        1,009,280
Smith & Nephew PLC ...........................           69,401          712,633
Standard Chartered PLC .......................           22,127          405,992
Tate & Lyle PLC ..............................            1,242           12,429
Taylor Woodrow PLC ...........................           79,200          456,093
Tesco PLC ....................................          358,364        2,101,433
Vodafone Group PLC ...........................          430,000        1,124,043
Whitbread PLC ................................           18,000          312,106
WPP Group PLC ................................          137,666        1,581,353
Xstrata PLC ..................................           48,790        1,025,967
                                                                    ------------
                                                                      32,147,292
                                                                    ------------

Total Foreign Investments
   (cost $143,855,307) .......................                       170,370,804
                                                                    ------------

Total Common Stocks & Other Investments
   (cost $407,471,409) .......................                       451,627,048
                                                                    ------------

DEBT OBLIGATIONS-33.4%
United States Investments-29.3%
Corporate Debt Obligations-29.3%
Automotive-1.6%
DaimlerChrysler NA Holdings
   4.75%, 1/15/08 ............................     $      1,500        1,512,009
Ford Motor Co.
   7.45%, 7/16/31 ............................            1,825        1,759,660
Ford Motor Credit Co.
   5.70%, 1/15/10 ............................            1,000          980,736
   7.375%, 10/28/09 ..........................            2,600        2,725,856
General Motors Acceptance Corp.
   6.75%, 12/01/14 ...........................              500          480,980
   6.875%, 9/15/11 ...........................            1,050        1,041,152
General Motors Corp.
   7.20%, 1/15/11 ............................            3,200        3,177,376
                                                                    ------------
                                                                      11,677,769
                                                                    ------------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 37


                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

Banks-1.3%
BAC Capital Trust VI
   5.625%, 3/08/35 ...........................       $    6,500       $6,417,385
HVB Funding Trust I
   8.741%, 6/30/31(b) ........................            2,250        2,941,553
                                                                     -----------
                                                                       9,358,938
                                                                     -----------

Finance-9.6%
Assurant, Inc.
   5.625%, 2/15/14 ...........................            2,525        2,606,542
Boeing Capital Corp.
   6.50%, 2/15/12 ............................            3,300        3,650,480
Capital One Bank
   5.00%, 6/15/09 ............................            1,500        1,521,518
Capital One Financial Corp.
   4.80%, 2/21/12 ............................            2,000        1,965,326
CIT Group, Inc.
7.375%, 4/02/07 ..............................            1,200        1,278,757
Citigroup, Inc.
5.00%, 9/15/14 ...............................            6,000        6,016,344
Colonial Realty L.P.
4.75%, 2/01/10 ...............................            2,000        1,983,240
Credit Suisse First Boston, Inc.
   4.125%, 1/15/10 ...........................            2,800        2,751,879
   4.625%, 1/15/08 ...........................              800          809,637
Duke Capital LLC
   5.668%, 8/15/14 ...........................            4,000        4,134,332
General Electric Capital Corp.
   3.50%, 5/01/08 ............................            3,600        3,528,328
Genworth Financial, Inc.
   2.64%, 6/15/07 ............................            3,500        3,501,116
iStar Financial, Inc.
   6.00%, 12/15/10 ...........................            1,970        2,049,482
J. P. Morgan Chase & Co.
   5.25%, 5/30/07 ............................            4,000        4,106,836
KB Home
   6.375%, 8/15/11 ...........................            2,000        2,112,968
Lehman Brothers Holdings, Inc.
   4.00%, 1/22/08 ............................            1,375        1,368,285
Liberty Mutual Group
   7.00%, 3/15/34(b) .........................            2,750        2,913,468
Mangrove Bay Pass-Through Trust pfd
   6.102%, 7/15/33(b) ........................              600          602,364
Markel Corp.
   6.80%, 2/15/13 ............................              400          434,208
MBNA America Bank
   5.375%, 115/08 ............................            2,300        2,364,119
Morgan Stanley
   3.875%, 1/15/09 ...........................            4,000        3,930,580
Nationwide Mutual Insurance Co.
   6.60%, 4/15/34(b) .........................              750          768,620



--------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

North Front Pass-Through Trust
   5.81%, 12/15/24(b) ..........................     $     1,500     $ 1,517,673
Sanwa Bank, Ltd.
   7.40%, 6/15/11 ..............................           2,000       2,264,706
SLM Corp.
   2.92%, 7/25/07 ..............................           3,500       3,507,612
The Goldman Sachs Group, Inc.
   4.125%, 1/15/08 .............................           2,700       2,699,633
Washington Mutual, Inc.
   4.20%, 1/15/10 ..............................           3,900       3,836,239
XL Capital, Ltd.
   5.25%, 9/15/14 ..............................           1,400       1,395,811
                                                                     -----------
                                                                      69,620,103
                                                                     -----------

Industrial-8.7%
Albertson's, Inc.
   8.00%, 5/01/31 ..............................           1,100       1,379,846
Comcast Cable Communications Holdings, Inc.
   8.375%, 3/15/13 .............................           5,500       6,691,602
CRH America, Inc.
   6.95%, 3/15/12 ..............................             900       1,012,189
CSX Corp.
   5.50%, 8/01/13 ..............................           2,300       2,384,458
   7.25%, 5/01/27 ..............................           2,170       2,591,805
CVS Corp.
   4.00%, 9/15/09 ..............................           1,000         985,322
D.R. Horton, Inc.
   4.875%, 1/15/10 .............................           3,500       3,483,039
Eastman Chemical Co.
   7.00%, 4/15/12 ..............................           1,100       1,248,415
Enterprise Products Operating L.P.
   4.00%, 10/15/07(b) ..........................           2,000       1,982,164
Federated Department Stores, Inc.
   6.625%, 4/01/11 .............................           2,100       2,311,833
FPL Group Capital, Inc.
   4.086%, 2/16/07 .............................           3,200       3,203,443
JC Penney Co., Inc.
   7.95%, 4/01/17 ..............................           1,650       1,969,392
Kellogg Co.
   2.875%, 6/01/08 .............................             700         672,599
Kraft Foods, Inc.
   4.125%, 11/12/09 ............................           3,625       3,563,371
News America, Inc.
   5.30%, 12/15/14(b) ..........................           5,100       5,133,737
   6.55%, 3/15/33 ..............................           1,100       1,187,869
Packaging Corp. of America
   5.75%, 8/01/13 ..............................           2,000       2,037,240
PHH Corp.
   6.00%, 3/01/08 ..............................           2,100       2,185,831
Raytheon Co.
   4.85%, 1/15/11 ..............................             900         906,444


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 39


                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
Safeway, Inc.
   5.625%, 8/15/14 .........................       $     3,350       $ 3,432,510
   7.25%, 2/01/31 ..........................             1,000         1,153,035
Southwest Airlines Co.
   5.125%, 3/01/17 .........................             1,900         1,828,201
Tengizchevroil Finance Co.
   6.124%, 11/15/14(b) .....................               500           506,875
The Kroger Co.
   4.95%, 1/15/15 ..........................             2,000         1,972,148
The Procter & Gamble Co.
   6.875%, 9/15/09 .........................               500           552,747
Time Warner, Inc.
   7.70%, 5/01/32 ..........................             2,000         2,466,130
Tyco International Group, SA
   6.00%, 11/15/13 .........................             1,100         1,180,752
UnitedHealth Group, Inc.
   5.00%, 8/15/14 ..........................             1,500         1,497,723
Waste Management, Inc.
   7.375%, 8/01/10 .........................               400           449,723
WellPoint, Inc.
   5.00%, 12/15/14(b) ......................             2,000         1,978,502
Weyerhaeuser Co.
   7.375%, 3/15/32 .........................             1,200         1,445,020
                                                                     -----------
                                                                      63,393,965
                                                                     -----------

Oil-2.5%
Amerada Hess Corp.
   7.30%, 8/15/31 ..........................             3,550         4,152,677
Devon Financing Corp.
   6.875%, 9/30/11 .........................             3,700         4,140,115
Kerr-McGee Corp.
   6.875%, 9/15/11 .........................             5,500         6,093,329
Valero Energy Corp.
   7.50%, 4/15/32 ..........................             3,450         4,262,868
                                                                     -----------
                                                                      18,648,989
                                                                     -----------

Telecommunications-1.2%
AT&T Wireless Services, Inc.
   8.75%, 3/01/31 ..........................               700           952,171
CenturyTel, Inc.
   7.875%, 8/15/12 .........................             3,500         4,055,894
SBC Communications, Inc.
   5.625%, 6/15/16 .........................             2,000         2,059,806
Sprint Capital Corp.
   8.75%, 3/15/32 ..........................             1,500         2,013,983
                                                                     -----------
                                                                       9,081,854
                                                                     -----------

Utilities-4.4%
Alabama Power Capital Trust V
   5.50%, 10/01/42 .........................               300           306,684
American Electric Power, Inc.
   5.25%, 6/01/15 ..........................             2,250         2,274,876
AT&T Wireless Services, Inc.
   7.875%, 3/01/11 .........................             1,500         1,740,434


--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

Bellsouth Corp.
   4.20%, 9/15/09 ..........................      $      2,150      $  2,127,687
Centerpoint Energy Resources Corp.
   7.875%, 4/01/13 .........................             4,000         4,721,648
Consumers Energy Co.
   5.375%, 4/15/13 .........................               300           307,433
   5.50%, 8/15/16(b) .......................             2,025         2,075,277
FirstEnergy Corp.
   6.45%, 11/15/11 .........................             2,300         2,486,456
   7.375%, 11/15/31 ........................             2,000         2,349,448
NiSource Finance Corp.
   7.875%, 11/15/10 ........................             1,000         1,155,773
Pacific Gas & Electric Co.
   6.05%, 3/01/34 ..........................               750           790,656
Potomac Edison Co.
   5.35%, 11/15/14(b) ......................               700           705,793
Public Service Co. of Colorado
   7.875%, 10/01/12 ........................             1,375         1,646,769
SBC Communications, Inc.
   4.125%, 9/15/09 .........................             1,250         1,228,691
Southern California Edison Co.
   5.00%, 1/15/16 ..........................               800           796,703
   6.00%, 1/15/34 ..........................               500           536,150
Txu Corp.
   4.80%, 11/15/09(b) ......................             1,500         1,491,492
Westar Energy, Inc.
   6.00%, 7/01/14 ..........................             4,000         4,292,192
Xcel Energy, Inc.
   7.00%, 12/01/10 .........................               900           999,482
                                                                    ------------
                                                                      32,033,644
                                                                    ------------

Total United States Investments
   (cost $213,583,457) .....................                         213,815,262
                                                                    ------------

Foreign Investments-4.1%
Canada-0.2%
Telus Corp.
   7.50%, 6/01/07 ..........................             1,500         1,604,863
                                                                    ------------

Cayman Islands-0.5%
Mizuho Finance
   8.375%, 4/27/09 .........................             3,400         3,774,680
                                                                    ------------

Italy-0.5%
Telecom Italia Capital
   4.00%, 1/15/10(b) .......................             4,000         3,878,424
                                                                    ------------

Japan-0.3%
The Chuo Mitsui Trust & Banking Co.
   5.506%, 4/15/15(b) ......................             2,250         2,206,728
                                                                    ------------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 41


                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

Norway-0.5%
Norske Skogindustrier ASA
   7.625%, 10/15/11(b) .......................     $      3,000     $  3,401,037
                                                                    ------------

United Kingdom-2.1%
British Sky Broadcasting Group PLC
   6.875%, 2/23/09 ...........................            3,000        3,243,462
   8.20%, 7/15/09 ............................            1,400        1,592,769
British Telecommunications PLC
   8.875%, 12/15/30 ..........................            1,750        2,391,984
CE Electric UK Funding Co.
   6.995%, 12/30/07(b) .......................              700          737,111
HBOS PLC
   5.375%, 11/01/13(b) .......................            4,300        4,412,415
Northern Rock PLC
   5.60%, 4/30/49(b) .........................            1,000        1,022,313
WPP Finance Corp.
  5.875%, 6/15/14(b) .........................            1,400        1,462,471
                                                                    ------------
                                                                      14,862,525
                                                                    ------------

Total Foreign Investments
   (cost $29,634,120) ........................                        29,728,257
                                                                    ------------

Total Debt Obligations
   (cost $243,217,577) .......................                       243,543,519
                                                                    ------------

Short-Term Investments-3.2%
Commercial Paper-0.6%
Greenwich Capital Holdings Funding Corp.
   2.59%, 3/01/05 ............................            4,500        4,500,000
                                                                    ------------

U.S. Treasury Bills-0.1%
   2.44%, 3/24/05 ............................              250          249,657
   2.67%, 5/26/05 ............................              300          298,126
                                                                    ------------
                                                                         547,783
                                                                    ------------

Time Deposit-2.5%
State Street Euro Dollar
   1.85%, 3/01/05 ............................           17,891       17,891,000
                                                                    ------------

Total Short-Term Investments
   (amortized cost $22,938,783) ..............                        22,938,783
                                                                    ------------

Total Investments-98.6%
   (cost $673,627,769) .......................                       718,109,350
Other assets less liabilities-1.4% ...........                         9,961,443
                                                                    ------------

Net Assets-100% ..............................                      $728,070,793
                                                                    ------------


--------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


FINANCIAL FUTURES CONTRACTS (see Note D)
                                                       Value at
                 Number of  Expiration   Original    February 28,   Unrealized
     Type        Contracts     Month       Value         2005      Appreciation
--------------------------------------------------------------------------------

PURCHASED CONTRACTS
EURO Stoxx 50       25      March 2005   $ 966,153    $ 1,008,671    $ 42,518

SOLD CONTRACTS
Swap 10 Yr Future  220      March 2005  24,687,047     24,131,250     555,797
                                                                     --------
                                                                     $598,315
                                                                     --------


(a) Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate market value of these securities amounted to $42,054,989 or 5.8% of net assets.

    Glossary of Terms:
    ADR   -American Depositary Receipt
    GDR   -Global Depositary Receipt
    Pfd.  -Preferred stock

    See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 43


WEALTH PRESERVATION STRATEGY
PORTFOLIO OF INVESTMENTS
February 28, 2005 (unaudited)


                                               Principal
                                                  Amount
Company                                            (000)      U.S. $ Value
--------------------------------------------------------------------------------

DEBT OBLIGATIONS-60.4%

United States Investments-56.4%
U.S. Government & Government
Sponsored Agency Obligations-27.7%
Federal Home Loan Bank
   2.25%, 5/15/06 ............................      $     1,240      $ 1,221,653
Federal Home Loan Mortgage Corp.
   3.75%, 8/03/07 ............................            2,435        2,427,330
   4.25%, 5/04/09 ............................            2,210        2,205,005
Federal National Mortgage Association
   3.25%, 6/28/06 ............................            2,280        2,268,386
   6.00%, 11/01/16 ...........................              415          432,122
   6.00%, TBA ................................            2,055        2,139,128
   6.50%, 2/01/29-10/01/34 ...................            2,216        2,311,103
   6.50%, TBA ................................              220          229,075
   7.00%, 2/01/31-5/01/34 ....................            2,721        2,875,159
   7.00%, TBA ................................            2,110        2,226,174
U.S. Treasury Bond
   3.625%, 4/15/28 ...........................              394          516,285
U.S. Treasury Notes
   1.125%, 6/30/05 ...........................            2,595        2,580,606
   1.875%, 7/15/13 ...........................            2,772        2,837,290
   2.00%, 7/15/14 ............................            1,515        1,558,152
   3.00%, 12/31/06-7/15/12 ...................           27,034       27,169,036
   3.375%, 1/15/07-1/15/12 ...................            2,688        2,963,407
   3.50%, 8/15/09-1/15/11 ....................            6,622        6,758,945
   3.625%, 1/15/08 ...........................            2,044        2,205,651
   3.875%, 1/15/09 ...........................            3,667        4,066,056
   4.25%, 1/15/10 ............................            3,162        3,624,231
                                                                     -----------

Total U.S. Government & Government
   Sponsored Agency Obligations
   (cost $73,015,979) ........................                        72,614,794
                                                                     -----------

Corporate Debt Obligations-26.0%
Automotive-1.8%
DaimlerChrysler NA Holdings
   4.75%, 1/15/08 ............................              600          604,804
Ford Motor Co.
   7.45%, 7/16/31 ............................              550          530,308
Ford Motor Credit Co.
   5.625%, 10/01/08 ..........................              450          450,085
   7.375%, 10/28/09 ..........................            1,250        1,310,508
   7.50%, 3/15/05 ............................               20           20,029
General Motors Acceptance Corp.
   6.75%, 1/15/06-12/01/14 ...................              805          798,081
   6.875%, 9/15/11 ...........................              130          128,904


--------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

General Motors Corp.
   7.20%, 1/15/11 ............................       $      800       $  794,344
                                                                      ----------
                                                                       4,637,063
                                                                      ----------

Banks-0.9%
BAC Capital Trust VI
   5.625%, 3/08/35 ...........................            1,500        1,480,935
Fifth Third Bank
   5.20%, 3/01/19 ............................              250          242,032
HVB Funding Trust I
   8.741%, 6/30/31(a) ........................              600          784,414
                                                                      ----------
                                                                       2,507,381
                                                                      ----------


Finance-9.8%
Assurant, Inc.
   5.625%, 2/15/14 ...........................              900          929,065
Boeing Capital Corp.
   6.50%, 2/15/12 ............................            1,300        1,438,068
Capital One Bank
   5.00%, 6/15/09 ............................              500          507,173
Capital One Financial Corp.
   4.80%, 2/21/12 ............................            1,000          982,663
CIT Group, Inc.
   7.375%, 4/02/07 ...........................            1,250        1,332,039
Citigroup, Inc.
   5.00%, 9/15/14 ............................            1,750        1,754,767
Colonial Realty L.P.
   4.75%, 2/01/10 ............................              850          842,877
Credit Suisse First Boston, Inc.
   4.125%, 1/15/10 ...........................            1,000          982,814
   4.625%, 1/15/08 ...........................              300          303,614
Duke Capital LLC
   5.668%, 8/15/14 ...........................              900          930,225
General Electric Capital Corp.
   3.50%, 5/01/08 ............................            1,500        1,470,136
Genworth Financial, Inc.
   2.64%, 6/15/07 ............................            1,500        1,500,478
J.P. Morgan Chase & Co.
   5.25%, 5/30/07 ............................            1,500        1,540,063
Lehman Brothers Holdings, Inc.
   4.00%, 1/22/08 ............................              650          646,825
Liberty Mutual Group
   7.00%, 3/15/34(a) .........................            1,150        1,218,359
Mangrove Bay Pass-Through Trust pfd
   6.102%, 7/15/33(a) ........................              250          250,985
Markel Corp.
   6.80%, 2/15/13 ............................              100          108,552
MBNA America Bank
   5.375%, 1/15/08 ...........................              850          873,696


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 45


                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
Morgan Stanley
   3.875%, 1/15/09 .............................     $     1,500     $ 1,473,967
Nationwide Mutual Insurance Co. .
   6.60%, 4/15/34(a) ...........................             250         256,207
North Front Pass-Through Trust
   5.81%, 12/15/24(a) ..........................             500         505,891
Sanwa Bank, Ltd.
   7.40%, 6/15/11 ..............................             850         962,500
SLM Corp.
   2.92%, 7/25/07 ..............................           1,100       1,102,393
The Goldman Sachs Group, Inc.
   4.125%, 1/15/08 .............................           1,795       1,794,756
Washington Mutual, Inc.
   4.20%, 1/15/10 ..............................           1,565       1,539,414
XL Capital, Ltd.
   5.25%, 9/15/14 ..............................             500         498,504
                                                                     -----------
                                                                      25,746,031
                                                                     -----------

Industrial-7.1%
Albertson's, Inc.
   8.00%, 5/01/31 ..............................             400         501,762
Anthem, Inc.
   3.50%, 9/01/07 ..............................             295         290,610
AOL Time Warner, Inc.
   6.125%, 4/15/06 .............................             475         486,844
   7.70%, 5/01/32 ..............................             700         863,146
Comcast Cable Communications Holdings, Inc.
   8.375%, 3/15/13 .............................           1,500       1,824,982
Comcast Cable Communications, Inc.
   8.375%, 5/01/07 .............................              30          32,592
CRH America, Inc.
   6.95%, 3/15/12 ..............................             350         393,629
CSX Corp.
   5.50%, 8/01/13 ..............................             500         518,361
   7.25%, 5/01/27 ..............................             850       1,015,223
CVS Corp.
   4.00%, 9/15/09 ..............................             400         394,129
Eastman Chemical Co.
   7.00%, 4/15/12 ..............................             400         453,969
Federated Department Stores, Inc.
   6.625%, 4/01/11 .............................             700         770,611
Kellogg Co.
   2.875%, 6/01/08 .............................             500         480,428
Kraft Foods, Inc.
   4.125%, 11/12/09 ............................           1,570       1,543,308
News America, Inc.
   5.30%, 12/15/14(a) ..........................           1,300       1,308,600
   6.55%, 3/15/33 ..............................             400         431,952
PHH Corp.
   6.00%, 3/01/08 ..............................           1,260       1,311,499


--------------------------------------------------------------------------------
46 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


                                               Principal
                                                  Amount
Company                                            (000)      U.S. $ Value
--------------------------------------------------------------------------------
Safeway, Inc.
   4.125%, 11/01/08 ......................        $       430        $   423,722
   5.625%, 8/15/14 .......................              1,000          1,024,630
   7.25%, 2/01/31 ........................                300            345,910
Southwest Airlines Co.
   5.125%, 3/01/17 .......................                500            481,106
The Kroger Co.
   4.95%, 1/15/15 ........................                800            788,859
The Procter & Gamble Co.
   6.875%, 9/15/09 .......................                275            304,011
Tyco International Group, SA
   6.00%, 11/15/13 .......................                400            429,364
UnitedHealth Group, Inc.
   5.00%, 8/15/14 ........................                500            499,241
Waste Management, Inc.
   7.375%, 8/01/10 .......................                200            224,861
WellPoint, Inc.
   3.75%, 12/14/07(a) ....................                360            354,789
   5.00%, 12/15/14(a) ....................                500            494,626
Weyerhaeuser Co.
   6.125%, 3/15/07 .......................                 90             93,790
   7.375%, 3/15/32 .......................                400            481,673
                                                                     -----------
                                                                      18,568,227
                                                                     -----------

Oil-2.2%
Amerada Hess Corp.
   7.30%, 8/15/31 ........................                100            116,977
Devon Financing Corp.
   6.875%, 9/30/11 .......................                800            895,160
FPL Group Capital, Inc.
   4.086%, 2/16/07 .......................                700            700,753
Kerr-McGee Corp.
   6.875%, 9/15/11 .......................              1,300          1,440,241
Sunoco, Inc.
   4.875%, 10/15/14 ......................                850            834,913
Valero Energy Corp.
   3.50%, 4/01/09 ........................                130            125,078
   7.50%, 4/15/32 ........................              1,400          1,729,860
                                                                     -----------
                                                                       5,842,982
                                                                     -----------

Telecommunications-2.4%
AT&T Wireless Services, Inc.
   7.875%, 3/01/11 .......................                400            464,115
   8.75%, 3/01/31 ........................                200            272,049
BellSouth Corp.
   4.20%, 9/15/09 ........................                725            717,476
CenturyTel, Inc.
   7.875%, 8/15/12 .......................              1,300          1,506,475
SBC Communications, Inc.
   4.125%, 9/15/09 .......................              1,210          1,189,373
   5.625%, 6/15/16 .......................                950            978,408


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 47


                                               Principal
                                                  Amount
Company                                            (000)      U.S. $ Value
--------------------------------------------------------------------------------
Sprint Capital Corp.
   6.00%, 1/15/07 ..................................   $       245   $   253,189
   8.75%, 3/15/32 ..................................           600       805,593
                                                                     -----------
                                                                       6,186,678
                                                                     -----------

Utilities-1.8%
Alabama Power Capital Trust V
   5.50%, 10/01/42 .................................           400       408,912
American Electric Power Co., Inc.
   5.25%, 6/01/15 ..................................           750       758,292
Consumers Energy Co.
   5.375%, 4/15/13 .................................           100       102,478
   5.50%, 8/15/16(a) ...............................           675       691,759
NiSource Finance Corp.
   7.875%, 11/15/10 ................................           250       288,943
Ohio Power Co.
   5.50%, 2/15/13 ..................................           600       622,292
Pacific Gas & Electric Co.
   3.60%, 3/01/09 ..................................           125       121,440
   6.05%, 3/01/34 ..................................           250       263,552
Public Service Co. of Colorado
   7.875%, 10/01/12 ................................           500       598,825
Southern California Edison Co.
   5.00%, 1/15/16 ..................................           300       298,764
   6.00%, 1/15/34 ..................................           200       214,460
Xcel Energy, Inc.
   7.00%, 12/01/10 .................................           300       333,161
                                                                     -----------
                                                                       4,702,878
                                                                     -----------

Total Corporate Debt Obligations
   (cost $68,238,574) ..............................                  68,191,240
                                                                     -----------

Asset Backed Securities-1.3%
Ace Securities Corp. (Series 2003-OP1 Class A2)
   3.01%, 12/25/33 .................................           418       418,892
Ameriquest Mortgage Securities, Inc.
   Series 2003-13A Class AF2
   3.03%, 1/25/34 ..................................            51        50,605
Ameriquest Mortgage Securities, Inc.
   Series 2004-R4 Class A2
   2.76%, 6/25/34 ..................................            35        35,028
Centex Home Equity Series 2003-C Class AV
   2.95%, 9/25/33 ..................................           162       161,802
Equity One ABS, Inc. Series 2004-3 Class AF1
   2.69%, 7/25/34 ..................................           262       261,725
Long Beach Mortgage Loan Trust 2003-1
   Class M2
   4.70%, 3/25/33 ..................................           700       714,709
Long Beach Mortgage Loan Trust,
   Series 2004-3 Class M2
   3.25%, 7/25/34 ..................................           400       401,124


--------------------------------------------------------------------------------
48 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


                                               Principal
                                                  Amount
Company                                            (000)      U.S. $ Value
--------------------------------------------------------------------------------

Merrill Lynch Mortgage Investors, Inc.
   Series 2004-WMC1 Class A2
   2.95%, 10/25/34 ...............................     $      216     $  216,587
Nomura Asset Securities Corp.
   Series 1996-MD5 Class A1B
   7.12%, 4/13/39 ................................            750        775,575
Renaissance Home Equity Loan Trust
   Series 2003-4 Class A2
   2.85%, 3/25/34 ................................            204        203,683
Residential Asset Mortgage Products, Inc.
   Series 2004-RS2 Class AI1
   2.78%, 1/25/24 ................................             89         89,242
Residential Asset Mortgage Products, Inc.
   Series 2004-RS6 Class AI1
   2.80%, 8/25/22 ................................             92         91,960
                                                                    ------------

Total Asset Backed Securities
   (cost $3,440,996) .............................                     3,420,932
                                                                    ------------

Collateralized Mortgage Obligations-1.2%
Banc of America Funding Corp.
   Series 2004-B Class 5A1
   5.24%, 11/20/34 ...............................            335        339,376
Bear Stearns Alt-A Trust
   Series 2004-11 Class 2A3
   5.055%, 11/25/34 ..............................            275        276,623
Chase Mortgage Finance Corp.
   Series 2003-S15 Class 1A1
   6.00%, 1/25/34 ................................            420        425,711
Federal National Mortgage Association
   Series 2003-W6 Class 1A23
   2.90%, 10/25/42 ...............................             22         22,031
Federal National Mortgage Association
   Series 2003-W7 Class A4
   4.06%, 3/25/33 ................................            179        178,210
LB-UBS Commercial Mortgage Trust
   Series 2004-C7 Class A2
   3.992%, 10/15/29 ..............................            315        309,667
Master Asset Securitization Trust
   Series 2004-9 Class 3A1
   5.25%, 7/25/34 ................................            283        284,247
MLCC Mortgage Investors, Inc.
   Series 2004-A Class A1
   2.88%, 4/25/29 ................................            727        726,697
Morgan Stanley Mortgage Loan Trust
   Series 2004-8AR Class 4A1
   5.452%, 10/25/34 ..............................            272        275,739
Structured Asset Securities Corp.
   Series 2002-11A Class 1A1
   3.615%, 6/25/32 ...............................             71         71,135


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 49


                                               Principal
                                                  Amount
Company                                            (000)      U.S. $ Value
--------------------------------------------------------------------------------

Wells Fargo Mortgage Backed Securities
   Trust Series 2004-W Class A1
   4.626%, 11/25/34 ..........................     $        274     $    273,402
                                                                    ------------

Total Collateralized Mortgage Obligations
   (cost $3,209,013) .........................                         3,182,838
                                                                    ------------

Commercial Mortgage Backed
   Securities-0.2%
Asset Securitization Corp.
   Series 1996-MD6 Class A1C
   7.04%, 11/13/29 ...........................              525          548,062
                                                                    ------------

Total United States Investments
   (cost $148,466,959) .......................                       147,957,866
                                                                    ------------

Foreign Investments-4.0%
Canada-0.2%
Telus Corp.
   7.50%, 6/01/07 ............................              400          427,964
                                                                    ------------

Cayman Islands-0.6%
Mizuho Finance
   8.375%, 4/27/09 ...........................            1,400        1,554,280
                                                                    ------------

Italy-0.7%
Telecom Italia Capital
   4.00%, 11/15/08(a) ........................              345          339,104
   4.00%, 1/15/10(a) .........................            1,500        1,454,409
                                                                    ------------
                                                                       1,793,513
                                                                    ------------

Japan-0.2%
The Chuo Mitsui Trust & Banking Co.
   5.506%, 4/15/15(a) ........................              600          588,461
                                                                    ------------

Norway-0.4%
Norske Skogindustrier ASA
   7.625%, 10/15/11(a) .......................              850          963,627
                                                                    ------------

United Kingdom-1.9%
British Sky Broadcasting Group PLC
   6.875%, 2/23/09 ...........................            1,345        1,454,152
   8.20%, 7/15/09 ............................              500          568,846
British Telecommunications PLC
   8.875%, 12/15/30 ..........................              500          683,424
HBOS PLC
   5.375%, 11/01/13(a) .......................            1,200        1,231,372
Northern Rock PLC
   5.60%, 4/30/49(a) .........................              500          511,156


--------------------------------------------------------------------------------
50 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

WPP Finance Corp.
   5.875%, 6/15/14(a) ................................   $    600   $    626,773
                                                                    ------------
                                                                       5,075,723
                                                                    ------------

Total Foreign Investments
   (cost $10,372,950) ................................                10,403,568
                                                                    ------------

Total Debt Obligations
   (cost $158,839,909) ...............................               158,361,434
                                                                    ------------

COMMON STOCKS & OTHER INVESTMENTS-33.6%

United States Investments-20.1%

Construction & Housing-3.9%
Building Materials-0.1%
Masco Corp. ..........................................       5,900       198,948
                                                                    ------------

Construction & Housing-0.1%
Pulte Homes, Inc. ....................................       3,600       280,872
                                                                    ------------

Real Estate-3.7%
Alexandria Real Estate Equities, Inc. ................      7,500        502,350
Archstone-Smith Trust ................................     11,600        392,428
Boston Properties, Inc. ..............................      5,600        334,880
Camden Property Trust ................................      7,700        357,280
Corporate Office Properties Trust ....................     10,700        283,015
Developers Diversified Realty Corp. ..................     15,600        652,548
Duke Realty Corp. ....................................     12,700        402,336
EastGroup Properties, Inc. ...........................      8,000        309,920
Equity Office Properties Trust .......................      3,700        111,629
Equity One, Inc. .....................................      3,100         64,077
Equity Residential ...................................     15,400        505,274
Essex Property Trust, Inc. ...........................      2,200        158,576
First Industrial Realty Trust, Inc. ..................      4,100        170,519
General Growth Properties, Inc. ......................     15,000        523,500
Glenborough Realty Trust, Inc. .......................      6,800        134,164
iStar Financial, Inc. ................................      7,600        322,924
Kimco Realty Corp. ...................................      4,300        228,373
LaSalle Hotel Properties .............................      5,000        150,700
Mack-Cali Realty Corp. ...............................      6,700        296,140
Pan Pacific Retail Properties, Inc. ..................      2,700        157,005
Prentiss Properties Trust ............................      5,400        189,486
ProLogis .............................................     20,600        819,056
Reckson Associates Realty Corp. ......................      3,600        109,980
Regency Centers Corp. ................................      4,200        214,200
Shurgard Storage Center, Inc. Cl.A ...................      5,800        230,492
Simon Property Group, Inc. ...........................     12,700        786,892
SL Green Realty Corp. ................................      1,000         56,380
Tanger Factory Outlet Centers, Inc. ..................      8,000        190,800
The Macerich Co. .....................................      2,100        120,141
The Mills Corp. ......................................      5,000        270,000


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 51


Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------

United Dominion Realty Trust, Inc. ........        14,900   $   329,290
Vornado Realty Trust ......................         5,200       357,240
Windrose Medical Properties Trust .........         7,700       108,416
                                                            -----------
                                                              9,840,011
                                                            -----------
                                                             10,319,831
                                                            -----------

Finance-3.6%
Banking-1.4%
Bank of America Corp. .....................         9,386       437,857
Citigroup, Inc. ...........................        30,075     1,435,179
Fannie Mae ................................         4,400       257,224
Freddie Mac ...............................         4,300       266,600
J.P. Morgan Chase & Co. ...................        15,200       555,560
National City Corp. .......................         9,250       330,873
SunTrust Banks, Inc. ......................         4,300       311,492
Wachovia Corp. ............................         4,100       217,341
                                                            -----------
                                                              3,812,126
                                                            -----------

Financial Services-0.9%
Franklin Resources, Inc. ..................         4,400       308,836
Lehman Brothers Holdings, Inc. ............         4,000       364,720
MBNA Corp. ................................        22,400       568,288
Merrill Lynch & Co., Inc. .................         8,800       515,504
Morgan Stanley ............................         3,000       169,410
The Charles Schwab Corp. ..................        16,700       175,350
The Goldman Sachs Group, Inc. .............         2,050       223,040
                                                            -----------
                                                              2,325,148
                                                            -----------

Insurance-1.3%
American International Group, Inc. ........        12,700       848,360
MetLife, Inc. .............................         3,750       153,900
The Allstate Corp. ........................         1,450        77,836
The Chubb Corp. ...........................         2,500       197,775
The Hartford Financial Services Group, Inc.         4,050       291,397
The Progressive Corp. .....................         2,175       189,443
The St. Paul Travelers Cos., Inc. .........         4,898       187,691
Torchmark Corp. ...........................         3,100       161,541
UnitedHealth Group, Inc. ..................         7,450       679,142
WellPoint, Inc.(b) ........................         2,150       262,429
XL Capital, Ltd. Cl.A .....................         4,100       307,500
                                                            -----------
                                                              3,357,014
                                                            -----------
                                                              9,494,288
                                                            -----------

Technology-3.4%
Data Processing-2.1%
Apple Computer, Inc.(b) ...................        14,000       628,040
Arrow Electronics, Inc.(b) ................         3,800       102,220
Avnet, Inc.(b) ............................           800        15,520
Dell, Inc.(b) .............................        26,900     1,078,421
Electronic Arts, Inc.(b) ..................        14,240       918,338
Google, Inc. Cl.A(b) ......................         2,550       479,374
Hewlett-Packard Co. .......................        26,750       556,400
Ingram Micro, Inc. Cl.A(b) ................         5,000        89,600
Microsoft Corp. ...........................        36,000       906,480
Network Appliance, Inc.(b) ................         7,300       219,073


--------------------------------------------------------------------------------
52 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Company                                       Shares      U.S. $ Value
--------------------------------------------------------------------------------

Sanmina-SCI Corp.(b) ....................       29,600   $  164,280
Solectron Corp.(b) ......................       52,700      260,865
Tech Data Corp.(b) ......................        1,975       80,955
                                                         ----------
                                                          5,499,566
                                                         ----------

Electrical & Electronics-1.1%
ADC Telecommunications, Inc.(b) .........       18,300       42,090
Broadcom Corp. Cl.A(b) ..................       13,450      433,763
Cisco Systems, Inc.(b) ..................        8,100      141,102
Corning, Inc.(b) ........................       54,600      626,262
Juniper Networks, Inc.(b) ...............       26,700      575,118
QUALCOMM, Inc. ..........................       22,000      794,420
Tellabs, Inc.(b) ........................       35,000      248,150
                                                         ----------
                                                          2,860,905
                                                         ----------

Electronic Components & Instruments-0.2%
Advanced Micro Devices, Inc.(b) .........        8,400      146,580
Applied Materials, Inc.(b) ..............        8,550      149,625
Symantec Corp.(b) .......................       10,400      228,904
                                                         ----------
                                                            525,109
                                                         ----------
                                                          8,885,580
                                                         ----------

Consumer Cyclical-3.3%
Broadcasting & Publishing-0.9%
Comcast Corp. Cl.A Special(b) ...........        9,450      301,077
The E.W. Scripps Co. Cl.A ...............        9,750      450,060
Time Warner, Inc.(b) ....................       40,350      695,230
Yahoo!, Inc.(b) .........................       31,100    1,003,597
                                                         ----------
                                                          2,449,964
                                                         ----------

Business & Public Services-0.1%
The Interpublic Group of Cos., Inc.(b) ..       19,500      256,230
                                                         ----------

Leisure & Tourism-0.6%
Hilton Hotels Corp. .....................        4,700       98,982
Host Marriott Corp. .....................       36,900      589,662
McDonald's Corp. ........................        9,100      301,028
Starbucks Corp.(b) ......................        5,800      300,498
Starwood Hotels & Resorts Worldwide, Inc.        6,400      366,336
                                                         ----------
                                                          1,656,506
                                                         ----------

Merchandising-1.3%
eBay, Inc.(b) ...........................       25,300    1,083,852
Lowe's Cos., Inc. .......................       15,300      899,334
Office Depot, Inc.(b) ...................       20,250      389,813
Target Corp. ............................       19,705    1,001,408
Whole Foods Market, Inc. ................        1,100      113,102
                                                         ----------
                                                          3,487,509
                                                         ----------

Textiles & Apparel-0.2%
Jones Apparel Group, Inc. ...............        6,700      212,859
V. F. Corp. .............................        3,925      234,558
                                                         ----------
                                                            447,417
                                                         ----------
                                                          8,297,626
                                                         ----------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 53


Company                               Shares     U.S. $ Value
--------------------------------------------------------------------------------

Medical-1.5%
Health & Personal Care-1.5%
Amgen, Inc.(b) .................       12,365   $  761,807
Avon Products, Inc. ............       13,300      568,841
Boston Scientific Corp.(b) .....       11,100      362,526
Bristol-Myers Squibb Co. .......       13,400      335,402
HCA, Inc. ......................        7,100      335,191
Medco Health Solutions, Inc.(b)         9,400      417,548
St. Jude Medical, Inc.(b) ......       16,050      627,555
Zimmer Holdings, Inc.(b) .......        5,150      442,385
                                                ----------
                                                 3,851,255
                                                ----------

Capital Equipment-1.4%
Aerospace & Defense-0.1%
The Boeing Co. .................        5,200      285,844
                                                ----------

Automobiles-0.2%
BorgWarner, Inc. ...............        6,600      348,150
Cooper Tire & Rubber Co. .......        1,400       27,090
Lear Corp. .....................          900       46,935
                                                ----------
                                                   422,175
                                                ----------


Industrial Components-0.2%
Eaton Corp. ....................        6,300      439,425
                                                ----------

Multi-Industry-0.9%
Cooper Industries, Ltd. Cl.A ...        3,150      218,516
General Electric Co. ...........       48,730    1,715,296
Hubbell, Inc. Cl.B .............        6,100      328,180
Textron, Inc. ..................        2,950      228,182
                                                ----------
                                                 2,490,174
                                                ----------
                                                 3,637,618
                                                ----------

Consumer Staples-0.9%
Beverages & Tobacco-0.3%
Altria Group, Inc. .............        5,500      361,075
PepsiCo, Inc. ..................        7,600      409,336
                                                ----------
                                                   770,411
                                                ----------

Food & Household Products-0.6%
Safeway, Inc.(b) ...............       14,550      267,720
SUPERVALU, Inc. ................          650       20,651
The Kroger Co.(b) ..............       17,150      308,528
The Procter & Gamble Co. .......       17,600      934,384
                                                ----------
                                                 1,531,283
                                                ----------
                                                 2,301,694
                                                ----------
Energy-0.8%
Energy Equipment & Services-0.1%
Baker Hughes, Inc. .............        3,050      144,204
Halliburton Co. ................        5,900      259,423
                                                ----------
                                                   403,627
                                                ----------


--------------------------------------------------------------------------------
54 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Company                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

Energy Sources-0.7%
ChevronTexaco Corp. ...............       10,200   $  633,216
ConocoPhillips ....................        5,250      582,172
Occidental Petroleum Corp. ........        8,200      576,214
                                                   ----------
                                                    1,791,602
                                                   ----------
                                                    2,195,229
                                                   ----------

Utilities-0.5%
Electric & Gas-0.5%
American Electric Power Co., Inc. .        5,050      168,670
Constellation Energy Group, Inc. ..        2,250      115,808
Entergy Corp. .....................        4,200      290,304
FirstEnergy Corp. .................        5,200      214,448
Sempra Energy .....................        3,500      140,000
Wisconsin Energy Corp. ............        7,125      247,380
                                                   ----------
                                                    1,176,610
                                                   ----------

Industrial Commodities-0.4%
Forest & Paper-0.4%
International Paper Co. ...........        5,100      190,485
Kimberly-Clark Corp. ..............        3,200      211,136
MeadWestvaco Corp. ................        7,800      244,608
Smurfit-Stone Container Corp.(b) ..       18,600      309,318
                                                   ----------
                                                      955,547
                                                   ----------

Metal - Nonferrous-0.0%
Alcoa, Inc. .......................        4,000      128,480
                                                   ----------
                                                    1,084,027
                                                   ----------

Transportation-0.3%
Transportation - Road & Rail-0.3%
Burlington Northern Santa Fe Corp.         5,000      251,350
CSX Corp. .........................        5,900      243,729
Norfolk Southern Corp. ............        4,300      154,327
United Parcel Service, Inc. Cl.B ..        2,550      197,600
                                                   ----------
                                                      847,006
                                                   ----------

Telecommunications-0.1%
Sprint Corp. ......................       10,800      255,744
                                                   ----------

Total United States Investments
   (cost $48,080,718) .............                52,346,508
                                                   ----------

Foreign Investments-13.6%
Australia-1.1%
Bunnings Warehouse Property Trust .      113,924      152,322
Centro Properties Group ...........       18,670       74,676
Coles Myer, Ltd. ..................       13,326      100,732
DB RREEF Trust(b) .................       29,550       29,737
General Property Trust ............       83,200      241,387
ING Industrial Fund ...............      133,578      217,330
Macquarie CountryWide Trust .......      236,362      350,198
Macquarie Countrywide Trust Rights,
   expiring 3/11/05 ...............      128,924        3,065
Multiplex Group ...................       29,729      108,599


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 55


Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------

Rinker Group, Ltd. .........................       19,361   $  174,168
Stockland ..................................       54,326      247,261
Westfield Group ............................       80,412    1,071,216
Westpac Banking Corp. ......................        3,043       45,902
                                                            ----------
                                                             2,816,593
                                                            ----------

Belgium-0.1%
Delhaize Group .............................        2,700      212,657
                                                            ----------

Bermuda-0.4%
Marvell Technology Group, Ltd.(b) ..........       13,200      482,988
Nabors Industries, Ltd.(b) .................        8,000      459,200
                                                            ----------
                                                               942,188
                                                            ----------

Brazil-0.1%
Petroleo Brasileiro, SA (ADR) ..............        4,500      191,250
Votorantim Celulose e Papel, SA (ADR) ......        3,000       44,400
                                                            ----------
                                                               235,650
                                                            ----------

Canada-1.1%
Alcan, Inc. ................................        3,700      147,742
Bank of Nova Scotia ........................        5,600      181,612
Boardwalk Real Estate Investment Trust .....        4,200       65,721
Borealis Retail Real Estate Investment Trust       17,100      194,098
Brookfield Properties Corp. ................        8,900      351,372
Canadian Apartment Properties
Real Estate Investment Trust ...............       11,100      135,533
Canadian Real Estate Investment Trust ......       12,500      192,557
Cominar Real Estate Investment Trust .......        5,300       79,839
H&R Real Estate Investment Trust ...........       10,100      155,832
Inn Vest Real Estate Investment Trust ......       10,300      101,046
Magna International, Inc. Cl.A .............          700       51,731
Manulife Financial Corp. ...................        4,800      221,553
Novelis, Inc. ..............................          740       17,399
O&Y Real Estate Investment Trust ...........       16,300      208,805
Research In Motion, Ltd.(b) ................        1,500       99,165
RioCan Real Estate Investment Trust ........       30,200      456,403
Summit Real Estate Investment Trust ........       19,000      300,697
                                                            ----------
                                                             2,961,105
                                                            ----------

China-0.0%
China Petrolium and Chemical Corp. Cl.H ....      250,000      113,675
                                                            ----------

Finland-0.1%
Sponda Oyj .................................       21,080      210,462
                                                            ----------

France-1.6%
Arcelor ....................................       13,900      344,548
Assurances Generales de France .............        3,900      299,629
BNP Paribas, SA ............................          700       50,752
Compagnie de Saint-Gobain ..................        1,100       67,959
Credit Agricole, SA ........................        4,370      129,435
Essilor International, SA ..................        1,179       82,635


--------------------------------------------------------------------------------
56 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------

Gecina .....................................        6,000   $  643,266
Groupe Danone ..............................          966       96,103
Klepierre ..................................        4,300      402,845
Renault, SA ................................        3,201      289,671
Sanofi-Synthelabo, SA ......................        4,839      385,819
Schneider Electric, SA .....................          948       75,550
Societe Generale ...........................        1,200      126,558
Total, SA ..................................        1,477      351,153
Unibail ....................................        7,800      962,721
                                                            ----------
                                                             4,308,644
                                                            ----------

Germany-0.3%
Continental AG .............................        3,400      252,406
HeidelbergCement AG ........................        1,900      125,442
MAN AG .....................................        2,400      111,498
Muenchener Rueckversicherungs-
Gesellschaft AG ............................          800       99,144
Porsche AG pfd .............................          119       86,106
SAP AG .....................................        1,157      188,643
Siemens AG .................................          282       22,172
                                                            ----------
                                                               885,411
                                                            ----------

Greece-0.0%
EFG Eurobank Ergasias ......................        1,086       38,479
                                                            ----------

Hong Kong-0.8%
Esprit Holdings, Ltd. ......................       32,500      231,903
Henderson Land Development Co., Ltd. .......       91,000      425,380
Kerry Properties, Ltd. .....................      175,500      417,874
Sun Hung Kai Properties, Ltd. ..............       96,000      891,754
                                                            ----------
                                                             1,966,911
                                                            ----------

Hungary-0.0%
MOL Magyar Olaj-es Gazipari Rt .............          900       79,004
                                                            ----------

India-0.0%
Infosys Technologies, Ltd. .................          776       39,703
                                                            ----------

Ireland-0.2%
Allied Irish Banks PLC .....................        4,957      106,406
Anglo Irish Bank Corp. PLC .................        4,731      124,473
CRH PLC ....................................        8,686      244,279
Depfa Bank PLC .............................        7,200      118,371
                                                            ----------
                                                               593,529
                                                            ----------

Israel-0.2%
Bank Hapoalim, Ltd. ........................       23,000       83,491
Teva Pharmaceutical Industries, Ltd. (ADR) .       15,500      466,705
                                                            ----------
                                                               550,196
                                                            ----------

Italy-0.2%
Beni Stabili SpA ...........................      130,250      138,138
Eni SpA ....................................       15,382      401,845


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 57


Company                                      Shares   U.S. $ Value
--------------------------------------------------------------------------------

Fastweb(b) ...........................          869   $   46,204
Fastweb Rights, expiring 3/16/05(b) ..          869        2,560
                                                      ----------
                                                         588,747
                                                      ----------

Japan-1.7%
Aeon Credit Service Co., Ltd. ........        1,400       94,523
Aiful Corp. ..........................        1,900      218,152
Aisin Seiki Co., Ltd. ................          100        2,253
Canon, Inc. ..........................        9,000      475,979
Daito Trust Construction Co., Ltd. ...        1,600       65,595
Denso Corp. ..........................        9,500      243,524
Eisai Co., Ltd. ......................        3,400      114,872
Honda Motor Co., Ltd. ................        8,100      434,704
Hoya Corp. ...........................        2,400      259,692
Japan Retail Fund Investment Corp. ...           34      265,243
JFE Holdings, Inc. ...................        4,800      147,763
Keyence Corp. ........................          800      193,412
Mitsubishi Corp. .....................       15,000      203,695
Mitsubishi Tokyo Financial Group, Inc.           10       91,618
Mitsui & Co., Ltd. ...................       10,000      102,006
Mitsui Fudosan Co., Ltd. .............       30,000      372,431
Nippon Building Fund, Inc. ...........           22      184,986
Nippon Meat Packers, Inc. ............        5,000       69,154
Nissan Motor Co., Ltd. ...............       11,700      125,694
Nitto Denko Corp. ....................        1,200       65,429
Promise Co., Ltd. ....................        2,700      188,106
Sumitomo Mitsui Financial Group, Inc.            41      284,311
Suzuki Motor Corp. ...................        5,000       94,467
UFJ Holdings, Inc.(b) ................           20      110,436
                                                      ----------
                                                       4,408,045
                                                      ----------

Mexico-0.1%
America Movil SA de CV (ADR) .........        3,100      181,970
Grupo Televisa, SA (ADR) .............          600       38,670
                                                      ----------
                                                         220,640
                                                      ----------

Netherlands-0.6%
ASML Holding NV(b) ...................        4,215       77,494
Eurocommercial Properties NV .........        1,800       62,316
ING Groep NV .........................       15,461      474,837
Rodamco Europe NV ....................        7,550      607,412
Royal Numico NV(b) ...................          850       34,278
Wereldhave NV ........................        1,800      189,253
                                                      ----------
                                                       1,445,590
                                                      ----------

Panama-0.1%
Carnival Corp. .......................        6,900      375,222
                                                      ----------

Russia-0.0%
Mobile Telesystems (ADR) .............        2,200       88,198
                                                      ----------


--------------------------------------------------------------------------------
58 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------

Singapore-0.5%
Ascendas Real Estate Investment Trust .......      376,280   $  459,647
CapitaMall Trust ............................      348,000      433,652
Flextronics International, Ltd.(b) ..........        8,500      113,475
Singapore Telecommunications, Ltd. ..........      139,430      225,250
                                                             ----------
                                                              1,232,024
                                                             ----------

South Africa-0.1%
ABSA Group, Ltd. ............................        6,717       91,604
MTN Group, Ltd. .............................        8,741       71,674
                                                             ----------
                                                                163,278
                                                             ----------

South Korea-0.3%
Hyundai Motor Co., Ltd. .....................        2,100      120,381
Kookmin Bank ................................        2,500      115,091
POSCO .......................................        1,100      240,317
Samsung Electronics Co., Ltd. (GDR)(a) ......          511      132,349
Samsung Electronics Co., Ltd. ...............          190       98,815
Shinhan Financial Group Co., Ltd. ...........        5,200      153,851
                                                             ----------
                                                                860,804
                                                             ----------

Spain-0.4%
ACS, Actividades de Construcci--n y
Servicios, SA ...............................        2,400       61,204
Banco Bilbao Vizcaya Argentaria, SA .........       10,667      184,432
Endesa, SA ..................................        8,100      183,076
Gestevision Telecino, SA(b) .................        3,353       73,800
Inditex, SA .................................        5,085      157,000
Inmobiliaria Colonial, SA ...................        3,600      173,339
Repsol YPF, SA ..............................        6,800      185,252
                                                             ----------
                                                              1,018,103
                                                             ----------

Sweden-0.1%
Svenska Cellulosa AB Cl.B ...................        3,600      140,771
                                                             ----------

Switzerland-0.8%
Alcon, Inc. .................................        7,700      664,510
Compagnie Financiere Richemont AG ...........        5,352      169,338
Credit Suisse Group .........................        8,891      387,128
Nobel Biocare Holding AG ....................          687      149,615
Novartis AG .................................        5,707      285,522
Roche Holdings AG ...........................        1,439      151,642
Synthes, Inc. ...............................          400       48,340
UBS AG ......................................        2,498      216,830
                                                             ----------
                                                              2,072,925
                                                             ----------

Taiwan-0.2%
Asustek Computer, Inc. ......................       22,000       63,248
Compal Electronics, Inc. (GDR)(a)(b) ........       34,341      169,988
Hon Hai Precision Industry Co., Ltd. (GDR)(a)       10,234       97,424
Taiwan Semiconductor Manufacturing
   Co., Ltd. (ADR) ..........................       26,965      245,921
                                                             ----------
                                                                576,581
                                                             ----------


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 59


                                                        Shares
                                                     Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

Thailand-0.0%
PTT Public Co., Ltd. ..................................     11,100   $    62,699
                                                                     -----------

United Kingdom-2.5%
Aviva PLC .............................................     14,919       185,438
BHP Billiton PLC ......................................      7,378       110,118
BP PLC ................................................     21,700       234,401
British Land Co. PLC ..................................     20,400       337,591
Brixton PLC ...........................................     18,700       123,229
Capita Group PLC ......................................     16,822       122,542
Capital & Regional PLC ................................     16,100       214,773
Carnival PLC ..........................................      3,733       214,460
Derwent Valley Holdings PLC ...........................      8,710       187,940
Enterprise Inns PLC ...................................      6,174        88,851
George Wimpey PLC .....................................      7,000        63,100
GlaxoSmithKline PLC ...................................      6,700       160,074
GUS PLC ...............................................     10,838       196,180
Hammerson PLC .........................................     17,300       294,460
HBOS PLC ..............................................     11,300       179,654
Hilton Group PLC ......................................      7,380        44,441
HSBC Holdings PLC .....................................      8,952       149,293
InterContinental Hotels Group PLC .....................      5,089        65,090
Land Securities Group PLC .............................     28,000       738,963
Liberty International PLC .............................     10,900       205,346
Reckitt Benckiser PLC .................................      8,525       268,458
RMC Group PLC .........................................      8,200       134,683
Royal Bank of Scotland Group PLC ......................     18,643       638,103
SABMiller PLC .........................................      4,685        77,360
Slough Estates PLC ....................................     35,950       355,722
Smith & Nephew PLC ....................................     11,962       122,830
Standard Chartered PLC ................................      4,100        75,228
Taylor Woodrow PLC ....................................     15,700        90,413
Tesco PLC .............................................     59,048       346,256
Vodafone Group PLC ....................................     78,400       204,942
WPP Group PLC .........................................     20,014       229,898
Xstrata PLC ...........................................      7,240       152,244
                                                                     -----------
                                                                       6,612,081
                                                                     -----------

Total Foreign Investments
   (cost $29,680,522) .................................               35,819,915
                                                                     -----------

Total Common Stocks & Other Investments
   (cost $77,761,240) .................................               88,166,423
                                                                     -----------

SHORT-TERM INVESTMENTS-6.6%
U.S. Government & Government
   Sponsored Agency Obligations-2.8%
Federal Home Loan Mortgage Corp.
   Zero coupon, 4/13/05 ...............................   $ 7,335      7,313,097
                                                                     -----------


--------------------------------------------------------------------------------
60 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


                                               Principal
                                                  Amount
                                                   (000)      U.S. $ Value
--------------------------------------------------------------------------------

U.S. Treasury Bills-0.1%
   2.44%, 3/24/05 ..................   $         105    $     104,856
   2.67%, 5/26/05 ..................             150          149,063
                                                        -------------
                                                              253,919
                                                        -------------

Repurchase Agreement-3.7%
State Street Bank & Trust Co. ......
   1.60%, dated 2/28/05, due 3/01/05
   in the amount of $9,584,258
   (collateralized by $9,810,000 U.S.
   Treasury Note, 2.875%, due 11/30/06,
   value $9,773,213)
   (cost $9,580,000) ..................        9,580        9,580,000
                                                        -------------

Total Short-Term Investments
   (cost $17,147,016) .................                    17,147,016
                                                        -------------

Total Investments-100.6%
   (amortized cost $253,748,165) ...                      263,674,873
Other assets less liabilities-(0.6%)                       (1,477,323)
                                                        -------------

Net Assets-100% ....................                    $ 262,197,550
                                                        =============


FINANCIAL FUTURES CONTRACTS (see Note D)
                                                       Value at
                 Number of  Expiration   Original    February 28,     Unrealized
     Type        Contracts     Month       Value         2005       Appreciation
--------------------------------------------------------------------------------

PURCHASED CONTRACTS
EURO Stoxx 50        4      March 2005  $ 157,786    $  161,387       $ 3,601

SOLD CONTRACTS
Swap 10 Yr Future   59      March 2005  6,620,617     6,471,562       149,055
                                                                     --------
                                                                     $152,656
                                                                     --------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate market value of these securities amounted to $11,980,293 or 4.6% of net assets.

(b) Non-income producing security.
Glossary of Terms:
ADR -American Depositary Receipt
GDR -Global Depositary Receipt
Pfd.-Preferred stock
TBA -(To Be Assigned)-Securities are purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date.The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

   See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 61



STATEMENT OF ASSETS & LIABILITIES
February 28, 2005 (unaudited)

                                             Wealth         Balanced        Wealth
                                          Appreciation       Wealth      Preservation
                                            Strategy        Strategy       Strategy
                                          -------------    -----------   ------------
Assets
Investments in securities,
   at value (cost $427,823,242,
   $673,627,769 and $253,748,165,
   respectively)........................  $468,779,923    $718,109,350   $ 263,674,873
Cash....................................           939             876             222
Foreign cash, at value
   (cost $1,079,216, $1,959,748 and
   $257,183, respectively)(a)...........     1,087,860       1,969,289         258,659
Receivable for shares of beneficial
   interest sold........................     4,977,807       9,121,965       3,180,618
Receivable for investments sold ........     1,941,681      14,032,696       2,830,451
Dividends and interest receivable ......       562,805       3,916,408       1,553,290
Receivable for variation margin
   on future contracts..................            -0-        170,801          46,666
                                          ------------    ------------   -------------
Total assets............................   477,351,015     747,321,385     271,544,779
                                          ------------    ------------   -------------

Liabilities
Payable for investments
   purchased............................     8,747,829      17,081,934       8,509,442
Payable for shares of beneficial
   interest redeemed....................       561,572       1,439,697         539,039
Advisory fee payable....................       216,972         294,908         106,988
Distribution fee payable................       185,073         328,199         119,435
Foreign capital gains taxes.............        22,191          23,601           2,213
Transfer Agent fee payable..............        17,605          25,153           8,668
Payable for variation margin on
   futures contracts....................         8,265              -0-             -0-
Accrued expenses........................        80,721          57,100          61,444
                                          ------------    ------------   -------------
Total liabilities.......................     9,840,228      19,250,592       9,347,229
                                          ------------    ------------   -------------
Net Assets..............................  $467,510,787    $728,070,793   $ 262,197,550
                                          ------------    ------------   -------------

Composition of Net Assets
Shares of beneficial interest,
   at par...............................  $        386    $        630   $         240
Additional paid-in capital..............   431,190,288     685,043,062     252,327,885
Undistributed/(distributions in
   excess of) net investment
   income...............................      (566,279)        241,168           5,275
Accumulated net realized loss on
   investment and foreign currency
   transactions.........................    (4,103,125)     (2,286,158)       (216,228)
Net unrealized appreciation
   of investments and foreign
   currency denominated assets
   and liabilities......................    40,989,517      45,072,091      10,080,378
                                          ------------    ------------   -------------
                                          $467,510,787    $728,070,793   $ 262,197,550
                                          ------------    ------------   -------------


--------------------------------------------------------------------------------
62 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


                                             Wealth         Balanced        Wealth
                                          Appreciation       Wealth      Preservation
                                            Strategy        Strategy       Strategy
                                          -------------    -----------   ------------
Calculation of Maximum
Offering Price
Class A Shares
Net asset value and
   redemption price per share
   ($168,817,766 / 13,914,583,
   $346,881,363 / 29,982,473 and
   $120,948,848 / 11,030,963
   shares of beneficial interest issued
   and outstanding, respectively) .......   $    12.13      $    11.57     $     10.96
Sales charge--4.25% of public
   offering price........................          .54             .51             .49
                                            ----------      ----------     -----------
Maximum offering price...................   $    12.67      $    12.08     $     11.45
                                            ----------      ----------     -----------
Class B Shares
Net asset value and
   offering price per share
  ($118,725,622 / 9,842,540,
   $200,930,300/ 17,435,313 and
   $63,487,260 / 5,809,757 shares
   of beneficial interest issued and
   outstanding, respectively)............   $    12.06      $    11.52     $     10.93
                                            ----------      ----------     -----------
Class C Shares
Net asset value and
   offering price per share
   ($83,544,529 / 6,927,950,
   $140,013,667 / 12,145,298 and
   $61,041,057 / 5,589,290 shares
   of beneficial interest issued and
   outstanding, respectively)............   $    12.06      $    11.53     $     10.92
                                            ----------      ----------     -----------
Class R Shares
Net asset value, redemption and
   offering price per share
   ($53,898 / 4,454,
   $115,046 / 9,949 and
   $904,557 / 82,464 shares
   of beneficial interest issued and
   outstanding, respectively)............   $    12.10      $    11.56     $     10.97
                                            ----------      ----------     -----------
Advisor Class Shares
Net asset value, redemption
   and offering price per share
   ($96,368,972 / 7,938,044,
   $40,130,417 / 3,463,858 and
   15,815,828 / 1,441,299 shares
   of beneficial interest issued and
   outstanding, respectively)............   $    12.14      $    11.59     $     10.97
                                            ----------      ----------     -----------


(a) The amounts of U.S. $62,846, $78,655 and $8,739, respectively, have been segregated as collateral for the financial futures contracts outstanding at February 28, 2005.
See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 63


STATEMENT OF OPERATIONS
Six Months Ended February 28, 2005 (unaudited)


                                             Wealth         Balanced        Wealth
                                          Appreciation       Wealth      Preservation
                                            Strategy        Strategy       Strategy
                                          -------------    -----------   ------------
Investment Income
Dividends (net of foreign taxes
   withheld of $153,759, $201,913
   and $67,267, respectively)..........   $  3,239,172    $  3,807,520   $   1,037,061
Interest...............................         89,126       4,498,274       2,584,903
                                          ------------    ------------    ------------
Total income...........................      3,328,298       8,305,794       3,621,964
                                          ------------    ------------    ------------

Expenses
Advisory fee...........................      1,090,514       1,511,981         598,703
Distribution fee--Class A..............        188,786         383,733         133,785
Distribution fee--Class B..............        466,311         791,626         243,273
Distribution fee--Class C..............        326,709         549,108         245,430
Distribution fee--Class R..............             47             208             681
Custodian..............................        185,963         216,606         161,337
Transfer agency........................        183,858         245,727          71,026
Registration...........................         56,206          35,144          44,425
Printing...............................         29,520          47,191          23,884
Audit..................................         28,939          31,067          32,480
Trustees' fees.........................         11,384          11,105          11,327
Legal..................................          5,487           3,457           4,302
Miscellaneous..........................          5,467           6,354           5,010
                                          ------------    ------------    ------------
Total expenses.........................      2,579,191       3,833,307       1,575,663
Less: expenses waived and
   reimbursed by the Adviser
   (see Note B)........................        (12,560)        (13,558)         (6,025)
Less: expense offset arrangement
   (see Note B)........................            (75)            (99)            (33)
                                          ------------    ------------    ------------
Net expenses...........................      2,566,556       3,819,650       1,569,605
                                          ------------    ------------    ------------
Net investment income..................        761,742       4,486,144       2,052,359
                                          ------------    ------------    ------------

Realized and Unrealized Gain
(Loss) on Investment and Foreign
Currency Transactions
Net realized gain (loss) on:
   Investment transactions.............     (3,425,630)     (1,346,415)         30,084
   Futures contracts...................         25,781         (42,517)          2,107
   Foreign currency transactions ......        (86,343)        (66,088)          8,456
Net change in unrealized
   appreciation/depreciation of:
   Investments(a)......................     37,883,942      37,862,565       7,211,491
   Futures contracts...................         57,683         623,941         156,250
   Foreign currency denominated
  assets and liabilities...............          8,634          17,961           2,804
                                          ------------    ------------    ------------
Net gain on investment and foreign
   currency transactions...............     34,464,067      37,049,447       7,411,192
                                          ------------    ------------    ------------
Net Increase in Net Assets
   from Operations.....................   $ 35,225,809    $ 41,535,591   $   9,463,551
                                          ------------    ------------    ------------

(a) Net of change in accrued foreign capital gains taxes of $19,525, $19,780 and $2,213, respectively.
See notes to financial statements.


--------------------------------------------------------------------------------
64 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


STATEMENT OF CHANGES IN NET ASSETS


                                                 Wealth Appreciation Strategy
                                              ---------------------------------
                                                 Six Months
                                                    Ended        September 2,
                                                February 28,      2003(a) to
                                                    2005          August 31,
                                                 (unaudited)         2004
                                              ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income......................    $    761,742        $    63,101
Net realized gain (loss) on investment
   and foreign currency transactions.......      (3,486,192)            42,391
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities.....       37,950,259          3,039,258
                                            ---------------    ---------------
Net increase in net assets from
   operations.............................       35,225,809          3,144,750

Dividends and Distributions to
Shareholders from
Net investment income
   Class A............................. ..         (810,387)           (58,455)
   Class B............................. ..         (169,359)           (28,054)
   Class C............................. ..         (118,849)           (24,425)
   Class R............................. ..             (108)                -0-
   Advisor Class....................... ..         (325,876)           (24,976)

Net realized gain on investment
   transactions
   Class A............................. ..         (234,736)                -0-
   Class B............................. ..         (177,826)                -0-
   Class C............................. ..         (124,788)                -0-
   Class R............................. ..              (34)                -0-
   Advisor Class....................... ..          (73,983)                -0-

Transactions in Shares of
Beneficial Interest
Net increase........................... ..      182,660,040        248,652,044
                                            ---------------    ---------------
Total increase......................... ..      215,849,903        251,660,884

Net Assets
Beginning of period.................... ..      251,660,884                 -0-
                                            ---------------    ---------------
End of period (including
   undistributed/(distributions in
   excess of) net investment income
   of ($566,279) and $96,558,
   respectively)..................... ....    $ 467,510,787    $   251,660,884
                                            ---------------    ---------------


(a) Commencement of operations.
    See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 65


                                                   Balanced Wealth Strategy
                                              ---------------------------------
                                                 Six Months
                                                    Ended        September 2,
                                                February 28,      2003(a) to
                                                    2005          August 31,
                                                 (unaudited)         2004
                                              ---------------   ---------------
Increase (Decrease) in Net Assets
   from Operations
Net investment income.....................  $     4,486,144    $     2,399,712
Net realized loss on investment and
   foreign currency transactions..........       (1,455,020)          (147,474)
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities.....       38,504,467          6,567,624
                                            ---------------    ---------------
Net increase in net assets from
   operations.............................       41,535,591          8,819,862

Dividends and Distributions to
Shareholders from
Net investment income
   Class A................................       (2,749,611)          (926,236)
   Class B................................       (1,271,265)          (370,693)
   Class C................................         (883,119)          (283,986)
   Class R................................             (838)               (46)
   Advisor Class..........................         (222,373)          (116,767)
Net realized gain on investment
   transactions
   Class A................................         (303,260)                -0-
   Class B................................         (193,874)                -0-
   Class C................................         (134,560)                -0-
   Class R................................             (122)                -0-
   Advisor Class..........................          (21,112)                -0-

Transactions in Shares of Beneficial
Interest
Net increase..............................      282,355,215        402,837,987
                                            ---------------    ---------------
Total increase............................      318,110,672        409,960,121

Net Assets
Beginning of period.......................      409,960,121                 -0-
                                            ---------------    ---------------
End of period (including undistributed
   net investment income of
   $241,168 and $882,230,
   respectively)..........................  $   728,070,793    $   409,960,121
                                            ---------------    ---------------


(a) Commencement of operations.
    See notes to financial statements.


--------------------------------------------------------------------------------
66 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


                                                 Wealth Preservation Strategy
                                              ---------------------------------
                                                 Six Months
                                                    Ended        September 2,
                                                February 28,      2003(a) to
                                                    2005          August 31,
                                                 (unaudited)         2004
                                              ---------------   ---------------
Increase in Net Assets from Operations
Net investment income..................     $     2,052,359    $     1,594,547
Net realized gain on investment and
   foreign currency transactions..........           40,647            116,105
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities.....        7,370,545          2,709,833
                                            ---------------    ---------------
Net increase in net assets from
   operations.............................        9,463,551          4,420,485

Dividends and Distributions to
Shareholders from
Net investment income
   Class A.............................          (1,218,485)          (360,429)
   Class B.............................            (518,224)          (139,978)
   Class C.............................            (522,803)          (150,149)
   Class R.............................                (150)               (64)
   Advisor Class.......................            (446,573)          (406,010)
Net realized gain on investment
   transactions
   Class A.............................            (147,874)                -0-
   Class B.............................             (81,234)                -0-
   Class C.............................             (81,175)                -0-
   Class R.............................                 (18)                -0-
   Advisor Class.......................             (36,212)                -0-

Transactions in Shares of Beneficial
Interest
Net increase...........................          71,691,435        180,731,457
                                            ---------------    ---------------
Total increase.........................          78,102,238        184,095,312

Net Assets
Beginning of period....................         184,095,312                 -0-
                                            ---------------   ---------------
End of period (including undistributed
   net investment income of $5,275
   and $659,151, respectively)............  $   262,197,550    $   184,095,312
                                            ---------------    ---------------


(a) Commencement of operations.
    See notes to financial statements.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 67


NOTES TO FINANCIAL STATEMENTS
February 28, 2005 (unaudited)

NOTE A
Significant Accounting Policies
The AllianceBernstein Portfolios (the "Trust") are registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of seven series: the AllianceBernstein Growth Fund, the Wealth Appreciation Strategy, the Balanced Wealth Strategy, the Wealth Preservation Strategy, the Tax-Managed Wealth Appreciation Strategy, the Tax-Managed Balanced Wealth Strategy and the Tax-Managed Wealth Preservation Strategy. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Wealth Appreciation Strategy, the Balanced Wealth Strategy and the Wealth Preservation Strategy (the "Strategies"). The Strategies offer Class A, Class B, Class C, Class R and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Strategies' Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Strategies.

1. Security Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Strategies Board of Trustees.


--------------------------------------------------------------------------------
68 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Strategies may use fair value pricing for securities primarily traded in non-U.S. markets, because most foreign markets close well before the Strategies value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Strategies may frequently value many of their foreign equity securities using fair value prices based on third party lendor modeling tools to the extent available.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 69


2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Strategies' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is each Strategy's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Strategies may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date or as soon as the Strategy is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Strategies amortize premiums and accrete discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Strategy represented by the net assets of such class, except that each Strategy's Class B and Class C shares bear higher distribution and transfer agent


--------------------------------------------------------------------------------
70 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Strategy in proportion to net assets.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

7. Repurchase Agreements
It is each Strategy's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Strategy may be delayed or limited.


NOTE B
Advisory Fee and Other Transactions With Affiliates
Until September 6, 2004, under the terms of an investment advisory agreement, the Strategies paid the Adviser an advisory fee at the annual rates as follows:

                                            Average Daily Net Assets
                 --------------------------------------------------------------------------------
Strategy         First $5 Billion  Next $2.5 Billion  Next $2.5 Billion  In Excess of $10 Billion
-------------------------------------------------------------------------------------------------
Wealth Appreciation     .95%             .90%              .85%                  .80%
Balanced Wealth         .75%             .70%              .65%                  .60%
Wealth Preservation     .75%             .70%              .65%                  .60%

Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fees were reduced to annual rates as follows:

                                           Average Daily Net Assets
                         ----------------------------------------------------------------
Strategy                 First $2.5 Billion   Next $2.5 Billion   In Excess of $5 Billion
-----------------------------------------------------------------------------------------
Wealth Appreciation            .65%                 .55%                   .50%
Balanced Wealth                .55%                 .45%                   .40%
Wealth Preservation            .55%                 .45%                   .40%

Such fees are accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Strategies at the reduced annual rates discussed above. From September 1, 2004 through


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 71


September 6, 2004, such waivers amounted to $12,560, $13,558 and $6,025, respectively. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis as follows:

Strategy                       Class A     Class B    Class C    Class R    Advisor Class
-----------------------------------------------------------------------------------------
Wealth Appreciation             1.50%       2.20%      2.20%      1.70%       1.20%
Balanced Wealth                 1.20%       1.90%      1.90%      1.40%        .90%
Wealth Preservation             1.20%       1.90%      1.90%      1.40%        .90%

For the six months ended February 28, 2005, there was no such reimbursement for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively.

The Strategies compensate Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. Such compensation amounted to $124,305, $144,320 and $39,410 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, for the six months ended February 28, 2005.

For the six months ended February 28, 2005, the Strategies' expenses were reduced by $75, $99 and $33 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies' shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B, Class C shares for each Strategy for the six months ended February 28, 2005 as follows:

                     Front End
                 Sales Charges         Contingent Deferred Sales Charges
                 ---------------------------------------------------------------
Strategy               Class A        Class A        Class B       Class C
--------------------------------------------------------------------------------
Wealth Appreciation   $ 90,841        $ 9,969       $ 85,744       $12,309
Balanced Wealth        201,016         13,286        131,830        24,926
Wealth Preservation     85,657          1,901         40,044        11,578

Brokerage commissions paid on investment transactions for the six months ended February 28, 2005 amounted to $374,518, $387,570 and $66,126 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth


--------------------------------------------------------------------------------
72 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Preservation Strategy, respectively, of which $53,772, $89,379 and $11,358 was paid by the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.


NOTE C
Distribution Plans
The Strategies have adopted a Plan for each class of shares of the Strategies pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Strategies pay distribution and servicing fees to the Distributor at an annual rate of up to .50 of 1% of each Strategy's average daily net assets attributable to the Class A shares, .50 of 1% of each Strategy's average daily net assets attributable to the Class R shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30 of 1% of each Strategy's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Strategies are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Strategy's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution service fees (other than current amounts accrued but not yet paid) would be owed by the Strategies to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of each Strategy's shares.


NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended February 28, 2005, were as follows:

Wealth Appreciation                              Purchases           Sales
-------------------                             ------------     ------------
Investment securities
  (excluding U.S government securities)...      $228,415,715     $ 58,844,952
U.S. government securities................                -0-              -0-


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 73


Balanced Wealth                                  Purchases           Sales
-------------------                             ------------     ------------
Investment securities
  (excluding U.S government securities)...      $454,833,631     $177,137,998
U.S. government securities................        51,718,298       57,162,057

Wealth Preservation                              Purchases           Sales
-------------------                             ------------     ------------
Investment securities
  (excluding U.S government securities)...      $100,972,203      $52,787,577
U.S. government securities................       110,078,894       88,755,744

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, accrued foreign capital gains taxes and foreign currency transactions) are as follows:

                                    Gross             Gross
                                Unrealized       Unrealized     Net Unrealized
Strategy                      Appreciation     Depreciation       Appreciation
--------------------------------------------------------------------------------
Wealth Appreciation           $ 46,216,498     $ (5,259,817)      $ 40,956,681
Balanced Wealth                 51,347,532       (6,865,951)        44,481,581
Wealth Preservation             12,070,007       (2,143,299)         9,926,708


1. Forward Exchange Currency Contracts
The Strategies may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation and depreciation by the Strategies.

The Strategies' custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Strategies having a value at least equal to the aggregate amount of the Strategies' commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Strategies have in that particular currency contract.

2. Financial Futures Contracts
The Strategies may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the


--------------------------------------------------------------------------------
74 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


market. The Strategies bear the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Strategies enter into a futures contract, each Strategy deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Strategies agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Strategies as unrealized gains or losses. Risks may arise from the potential inability of the counterparty to meet the terms of the contract. When the contract is closed, the Strategies record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

NOTE E
Shares of Beneficial Interest
There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into five classes, designated Class A, Class B, Class C, Class R and Advisor Class shares for the Strategies. Transactions in shares of beneficial interest were as follows:


                                           Wealth Appreciation Strategy
                     -------------------------------------------------------------------------
                                     Shares                                Amount
                     -----------------------------------   -----------------------------------
                      Six Months Ended      September 2,    Six Months Ended      September 2,
                     February 28, 2005        2003(a) to   February 28, 2005        2003(a) to
                           (unaudited)   August 31, 2004         (unaudited)   August 31, 2004
                     -------------------------------------------------------------------------
Class A
Shares sold                  6,608,731         9,700,814        $ 77,680,496      $104,634,253
Shares issued in
  reinvestment of
  dividends and
  distributions                 80,872             4,547             979,362            48,891
Shares converted
  from Class B                  18,508            57,285             219,191           632,176
Shares redeemed             (1,146,561)       (1,409,613)        (13,511,948)      (15,099,848)
Net increase                 5,561,550         8,353,033        $ 65,367,101      $ 90,215,472

(a)  Commencement of operations.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 75


                                           Wealth Appreciation Strategy
                     -------------------------------------------------------------------------
                                     Shares                                Amount
                     -----------------------------------   -----------------------------------
                      Six Months Ended      September 2,    Six Months Ended      September 2,
                     February 28, 2005        2003(a) to   February 28, 2005        2003(a) to
                           (unaudited)   August 31, 2004         (unaudited)   August 31, 2004
                     -------------------------------------------------------------------------
Class B
Shares sold                  3,673,913         6,915,614        $ 42,860,131      $ 74,391,111
Shares issued in
  reinvestment of
  dividends and
  distributions                 25,685             2,168             309,762            23,062
Shares converted
  to Class A                   (18,615)          (57,339)           (219,191)         (632,176)
Shares redeemed               (487,885)         (211,001)         (5,705,169)       (2,269,621)
Net increase                 3,193,098         6,649,442        $ 37,245,533      $ 71,512,376

Class C
Shares sold                  2,590,602         4,939,004        $ 30,247,736      $ 52,899,223
Shares issued in
  reinvestment of
  dividends and
  distributions                 13,373             1,059             161,142            11,325
Shares redeemed               (360,608)         (255,480)         (4,186,048)       (2,747,114)
Net increase                 2,243,367         4,684,583        $ 26,222,830      $ 50,163,434

Advisor Class
Shares sold                  4,797,080         5,442,893        $ 57,394,334      $ 57,974,580
Shares issued in
  reinvestment of
  dividends and
  distributions                 29,758               682             360,375             7,878
Shares redeemed               (334,695)       (1,997,674)         (3,972,985)      (21,231,796)
Net increase                 4,492,143         3,445,901        $ 53,781,724      $ 36,750,662

                      Six Months Ended      February 17,    Six Months Ended      February 17,
                     February 28, 2005        2004(b) to   February 28, 2005        2004(b) to
                           (unaudited)   August 31, 2004         (unaudited)   August 31, 2004
                     -------------------------------------------------------------------------
Class R
Shares sold                      3,554               895        $     42,794      $     10,100
Shares issued in
  reinvestment of
  dividends and
  distributions                      6                -0-                 65                -0-
Shares redeemed                     (1)               -0-                 (7)               -0-
Net increase                     3,559               895        $     42,852      $     10,100

(a) Commencement of operations.
(b) Commencement of distribution.


--------------------------------------------------------------------------------
76 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


                                              Balanced Wealth Strategy
                     -------------------------------------------------------------------------
                                     Shares                                Amount
                     -----------------------------------   -----------------------------------
                      Six Months Ended      September 2,    Six Months Ended      September 2,
                     February 28, 2005        2003(a) to   February 28, 2005        2003(a) to
                           (unaudited)   August 31, 2004         (unaudited)   August 31, 2004
                     -------------------------------------------------------------------------
Class A
Shares sold                 15,757,667        19,094,562        $178,840,736      $202,257,704
Shares issued in
  reinvestment of
  dividends and
  distributions                254,941            79,701           2,905,734           858,760
Shares converted
  from Class B                  63,402            66,957             718,654           720,229
Shares redeemed             (3,324,385)       (2,010,372)        (38,036,691)      (21,386,302)
Net increase                12,751,625        17,230,848        $144,428,433      $182,450,391

Class B
Shares sold                  6,543,561        12,029,068        $ 73,778,331      $127,317,947
Shares issued in
  reinvestment of
  dividends and
  distributions                113,055            29,179           1,289,867           313,711
Shares converted
  to Class A                   (63,633)          (67,149)           (718,654)         (720,229)
Shares redeemed               (634,692)         (514,076)         (7,156,337)       (5,459,669)
Net increase                 5,958,291        11,477,022        $ 67,193,207      $121,451,760

Class C
Shares sold                  4,756,107         8,396,209        $ 53,671,033      $ 88,504,866
Shares issued in
  reinvestment of
  dividends and
  distributions                 55,843            14,683             637,355           158,988
Shares redeemed               (593,992)         (483,552)         (6,705,385)       (5,156,358)
Net increase                 4,217,958         7,927,340        $ 47,603,003      $ 83,507,496

Advisor Class
Shares sold                  2,125,448         2,194,888        $ 24,453,614      $ 23,089,731
Shares issued in
  reinvestment of
  dividends and
  distributions                 16,423             8,137             186,688            87,945
Shares redeemed               (141,066)         (739,972)         (1,609,665)       (7,759,336)
Net increase                 2,000,805         1,463,053        $ 23,030,637      $ 15,418,340

(a) Commencement of operations.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 77


                                              Balanced Wealth Strategy
                     -------------------------------------------------------------------------
                                     Shares                                Amount
                     -----------------------------------   -----------------------------------
                      Six Months Ended      February 17,    Six Months Ended      February 17,
                     February 28, 2005        2004(b) to   February 28, 2005        2004(b) to
                           (unaudited)   August 31, 2004         (unaudited)   August 31, 2004
                     -------------------------------------------------------------------------
Class R
Shares sold                      9,262               910        $    102,364      $     10,000
Shares issued in
  reinvestment of
  dividends and
  distributions                     72                -0-                843                -0-
Shares redeemed                   (295)               -0-             (3,272)               -0-
Net increase                     9,039               910        $     99,935      $     10,000

(b) Commencement of distribution.


                                              Wealth Preservation Strategy
                     -------------------------------------------------------------------------
                                     Shares                                Amount
                     -----------------------------------   -----------------------------------
                      Six Months Ended      September 2,    Six Months Ended      September 2,
                     February 28, 2005        2003(a) to   February 28, 2005        2003(a) to
                           (unaudited)   August 31, 2004         (unaudited)   August 31, 2004
                     -------------------------------------------------------------------------
Class A
Shares sold                  5,852,189         7,255,352        $ 63,687,216      $ 75,723,321
Shares issued in
  reinvestment of
  dividends and
  distributions                117,920            30,665           1,285,906           321,857
Shares converted
  from Class B                  21,488            16,034             232,438           164,626
Shares redeemed             (1,032,160)       (1,230,525)        (11,220,432)      (12,854,719)
Net increase                 4,959,437         6,071,526        $ 53,985,128      $ 63,355,085

Class B
Shares sold                  2,595,553         3,757,888        $ 28,140,475      $ 39,168,151
Shares issued in
  reinvestment of
  dividends and
  distributions                 49,799            11,462             542,614           120,607
Shares converted
  to Class A                   (21,536)          (16,069)           (232,438)         (164,626)
Shares redeemed               (304,129)         (263,211)         (3,289,182)       (2,753,705)
Net increase                 2,319,687         3,490,070        $ 25,161,469      $ 36,370,427

(a) Commencement of operations.


--------------------------------------------------------------------------------
78 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


                                              Wealth Preservation Strategy
                     -------------------------------------------------------------------------
                                     Shares                                Amount
                     -----------------------------------   -----------------------------------
                      Six Months Ended      September 2,    Six Months Ended      September 2,
                     February 28, 2005        2003(a) to   February 28, 2005        2003(a) to
                           (unaudited)   August 31, 2004         (unaudited)   August 31, 2004
                     -------------------------------------------------------------------------
Class C
Shares sold                  2,262,744         3,859,604        $ 24,528,111      $ 40,192,703
Shares issued in
  reinvestment of
  dividends and
  distributions                 41,409             9,591             450,721           100,973
Shares redeemed               (387,934)         (196,124)         (4,200,931)       (2,042,264)
Net increase                 1,916,219         3,673,071        $ 20,777,901     $ 38,251,412

Advisor Class
Shares sold                    626,741         4,221,599        $  6,860,321      $ 43,785,305
Shares issued in
  reinvestment of
  dividends and
  distributions                 15,110             5,177             164,325            54,511
Shares redeemed             (3,323,356)         (103,972)        (36,144,114)       (1,096,848)
Net increase
  (decrease)                (2,681,505)        4,122,804       $ (29,119,468)     $ 42,742,968

                      Six Months Ended      February 17,    Six Months Ended      February 17,
                     February 28, 2005        2004(b) to   February 28, 2005        2004(b) to
                           (unaudited)   August 31, 2004         (unaudited)   August 31, 2004
                     -------------------------------------------------------------------------
Class R
Shares sold                     87,107             1,086        $    948,738      $     11,559
Shares issued in
  reinvestment of
  dividends and
  distributions                      2                 1                  23                 6
Shares redeemed                 (5,732)               -0-           (62,356)                -0-
Net increase                    81,377             1,087        $    886,405      $     11,565

(a) Commencement of operations.
(b) Commencement of distribution.


NOTE F
Risks Involved in Investing in the Strategies
Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Strategies' investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Strategies' investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated secur-


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 79


ities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk--In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications.The Strategies' maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote.


NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the six months ended February 28, 2005.


NOTE H
Distributions to Shareholders
The tax character of distributions to be paid for the year ending August 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period ended August 31, 2004 were as follows:

                                                                August 31,
                                                                   2004
                                                              --------------
Wealth Appreciation Strategy
Distributions paid from:
   Ordinary income......................................       $    135,910
Total taxable distributions.............................            135,910
Total distributions paid................................       $    135,910

Balanced Wealth Strategy
Distributions paid from:
   Ordinary income......................................       $  1,697,728
Total taxable distributions.............................          1,697,728
Total distributions paid................................       $  1,697,728


--------------------------------------------------------------------------------
80 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


                                                                August 31,
                                                                   2004
                                                              --------------
Wealth Preservation Strategy
Distributions paid from:
   Ordinary income......................................       $  1,056,630
Total taxable distributions.............................          1,056,630
Total distributions paid................................       $  1,056,630

As of August 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                       Wealth        Balanced        Wealth
                                    Appreciation      Wealth      Preservation
                                      Strategy       Strategy       Strategy
                                    ------------   -----------    ------------
Undistributed ordinary income...    $   983,387    $ 1,816,328    $ 1,129,731
Accumulated capital and other
  gains(a)......................         42,199         61,708         27,661
Unrealized appreciation(b)......      2,104,664      5,393,608      2,301,230
Total accumulated earnings......    $ 3,130,250    $ 7,271,644    $ 3,458,622

(a) Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Strategy's next taxable year. For the year ended August 31, 2004, the Wealth Preservation Strategy deferred to September 1, 2004 post October currency losses of of $4,921.

(b) The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales and marked to market of passive foreign investment companies.


NOTE I
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 81


   (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

   (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

   (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Trust, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Trust ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the AllianceBernstein Growth Fund, a series of the Trust; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for


--------------------------------------------------------------------------------
82 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust or the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005, discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 83


Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things,
(i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


--------------------------------------------------------------------------------
84 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Wealth Appreciation
                                                                   Strategy
                                                       ---------------------------------
                                                                    Class A
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended     September 2,
                                                          February 28,       2003(a) to
                                                                  2005       August 31,
                                                           (unaudited)             2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.91           $ 10.00

Income From Investment Operations
Net investment income(b)(c).........................               .04               .03(d)
Net realized and unrealized gain on investment and
 foreign currency transactions......................              1.27               .91
Net increase in net asset value from operations.....              1.31               .94

Less: Dividends and Distributions
Dividends from net investment income................              (.07)             (.03)
Distributions from net realized gain on investment
  transactions......................................              (.02)               -0-
Total dividends and distributions...................              (.09)             (.03)
Net asset value, end of period......................           $ 12.13           $ 10.91

Total Return
Total investment return based on net asset value(e).             12.04%             9.36%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........          $168,818           $91,136
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........              1.25%             1.55%
  Expenses, before waivers/reimbursements(f)........              1.25%             2.03%
  Net investment income(c)(f).......................               .76%              .33%(d)
Portfolio turnover rate.............................                18%               28%


See footnote summary on page 99.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 85



Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Wealth Appreciation
                                                                   Strategy
                                                       ---------------------------------
                                                                    Class B
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended     September 2,
                                                          February 28,       2003(a) to
                                                                  2005       August 31,
                                                           (unaudited)             2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.84           $ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)..................                -0-(g)          (.04)(d)
Net realized and unrealized gain on investment and
  foreign currency transactions.....................              1.26               .90
Net increase in net asset value from operations.....              1.26               .86
Less: Dividends and Distributions
Dividends from net investment income................              (.02)             (.02)
Distributions from net realized gain on investment
  transactions......................................              (.02)               -0-
Total dividends and distributions...................              (.04)             (.02)
Net asset value, end of period......................           $ 12.06           $ 10.84

Total Return
Total investment return based on net asset value(e).             11.63%             8.55%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........          $118,726           $72,092
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........              1.97%             2.24%
  Expenses, before waivers/reimbursements(f)........              1.97%             2.75%
  Net investment income (loss)(c)(f)................               .04%             (.36)%(d)
Portfolio turnover rate.............................                18%               28%


See footnote summary on page 99.



--------------------------------------------------------------------------------
86 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Wealth Appreciation
                                                                   Strategy
                                                       ---------------------------------
                                                                    Class C
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended     September 2,
                                                          February 28,       2003(a) to
                                                                  2005       August 31,
                                                           (unaudited)             2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.84           $ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)..................                -0-(g)          (.04)(d)
Net realized and unrealized gain on investment and
  foreign currency transactions.....................              1.26               .90
Net increase in net asset value from operations.....              1.26               .86

Less: Dividends and Distributions
Dividends from net investment income................              (.02)             (.02)
Distributions from net realized gain on investment
  transactions......................................              (.02)               -0-
Total dividends and distributions...................              (.04)             (.02)
Net asset value, end of period......................           $ 12.06           $ 10.84

Total Return
Total investment return based on net asset value(e).             11.64%             8.55%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........           $83,544           $50,779
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........              1.95%             2.25%
  Expenses, before waivers/reimbursements(f)........              1.96%             2.76%
  Net investment income (loss)(c)(f)................               .05%             (.38)%(d)
Portfolio turnover rate.............................                18%               28%


See footnote summary on page 99.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 87


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Wealth Appreciation
                                                                   Strategy
                                                       ---------------------------------
                                                                    Class R
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended     February 17,
                                                          February 28,       2004(h) to
                                                                  2005       August 31,
                                                           (unaudited)             2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.89           $ 11.29

Income From Investment Operations
Net investment income(b)(c).........................               .03               .02
Net realized and unrealized gain (loss) on
  investment and foreign currency transactions......              1.27              (.42)
Net increase (decrease) in net asset value from
  operations........................................              1.30              (.40)

Less: Dividends and Distributions
Dividends from net investment income................              (.07)               -0-
Distributions from net realized gain on investment
  transactions......................................              (.02)               -0-
Total dividends and distributions...................              (.09)               -0-
Net asset value, end of period......................           $ 12.10           $ 10.89

Total Return
Total investment return based on net asset value(e).             11.91%            (3.54)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........               $54               $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........              1.48%             1.70%
  Expenses, before waivers/reimbursements(f)........              1.48%             2.18%
  Net investment lncome(c)(f).......................               .50%              .32%
Portfolio turnover rate.............................                18%               28%


See footnote summary on page 99.


--------------------------------------------------------------------------------
88 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Wealth Appreciation
                                                                   Strategy
                                                       ---------------------------------
                                                                 Advisor Class
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended     September 2,
                                                          February 28,       2003(a) to
                                                                  2005       August 31,
                                                           (unaudited)             2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.92           $ 10.00

Income From Investment Operations
Net investment income(b)(c).........................               .06               .06(d)
Net realized and unrealized gain on investment and
  foreign currency transactions.....................              1.27               .89
Net increase in net asset value from operations.....              1.33               .95

Less: Dividends and Distributions
Dividends from net investment income................              (.09)             (.03)
Distributions from net realized gain on investment
  transactions......................................              (.02)               -0-
Total dividends and distributions...................              (.11)             (.03)
Net asset value, end of period......................           $ 12.14           $ 10.92

Total Return
Total investment return based on net asset value(e).             12.21%             9.51%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........           $96,369           $37,645
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........               .96%             1.28%
  Expenses, before waivers/reimbursements(f)........               .97%             1.84%
  Net investment income(c)(f).......................              1.06%              .58%(d)
Portfolio turnover rate.............................                18%               28%


See footnote summary on page 99.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 89


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Balanced Wealth
                                                                  Strategy
                                                       ---------------------------------
                                                                    Class A
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended     September 2,
                                                          February 28,       2003(a) to
                                                                  2005       August 31,
                                                           (unaudited)             2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.78           $ 10.00

Income From Investment Operations
Net investment income(b)(c).........................               .11               .15(d)
Net realized and unrealized gain on investment and
  foreign currency transactions.....................               .82               .73
Net increase in net asset value from operations.....               .93               .88

Less: Dividends and Distributions
Dividends from net investment income................              (.13)             (.10)
Distributions from net realized gain on investment
  transactions......................................              (.01)               -0-
Total dividends and distributions...................              (.14)             (.10)
Net asset value, end of period......................            $11.57           $ 10.78

Total Return
Total investment return based on net asset value(e).              8.65%             8.83%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........          $346,881          $185,724
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........              1.06%             1.25%
  Expenses, before waivers/reimbursements(f)........              1.07%             1.67%
  Net investment income(c)(f).......................              1.99%             1.57%(d)
Portfolio turnover rate.............................                44%               59%


See footnote summary on page 99.


--------------------------------------------------------------------------------
90 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Balanced Wealth
                                                                  Strategy
                                                       ---------------------------------
                                                                    Class B
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended     September 2,
                                                          February 28,       2003(a) to
                                                                  2005       August 31,
                                                           (unaudited)             2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.74           $ 10.00

Income From Investment Operations
Net investment income(b)(c).........................               .07               .09(d)
Net realized and unrealized gain on investment and
  foreign currency transactions.....................               .81               .71
Net increase in net asset value from operations.....               .88               .80

Less: Dividends and Distributions
Dividends from net investment income................              (.09)             (.06)
Distributions from net realized gain on investment
  transactions......................................              (.01)               -0-
Total dividends and distributions...................              (.10)             (.06)
Net asset value, end of period......................            $11.52           $ 10.74

Total Return
Total investment return based on net asset value(e).              8.23%             8.03%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........          $200,930          $123,265
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........              1.78%             1.95%
  Expenses, before waivers/reimbursements(f)........              1.78%             2.37%
  Net investment income(c)(f).......................              1.26%              .88%(d)
Portfolio turnover rate.............................                44%               59%


See footnote summary on page 99.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 91


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Balanced Wealth
                                                                  Strategy
                                                       ---------------------------------
                                                                    Class C
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended     September 2,
                                                          February 28,       2003(a) to
                                                                  2005       August 31,
                                                           (unaudited)             2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.74           $ 10.00

Income From Investment Operations
Net investment income(b)(c).........................               .07               .08(d)
Net realized and unrealized gain on investment and
  foreign currency transactions.....................               .82               .72
Net increase in net asset value from operations.....               .89               .80

Less: Dividends and Distributions
Dividends from net investment income................              (.09)             (.06)
Distributions from net realized gain on investment
 transactions.......................................              (.01)               -0-
Total dividends and distributions...................              (.10)             (.06)
Net asset value, end of period......................           $ 11.53           $ 10.74

Total Return
Total investment return based on net asset value(e).              8.32%             8.03%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........          $140,014           $85,171
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........              1.77%             1.96%
  Expenses, before waivers/reimbursements(f)........              1.77%             2.38%
  Net investment income(c)(f).......................              1.28%              .85%(d)
Portfolio turnover rate.............................                44%               59%


See footnote summary on page 99.


--------------------------------------------------------------------------------
92 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Balanced Wealth
                                                                  Strategy
                                                       ---------------------------------
                                                                   Class R
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended      February 17,
                                                          February 28,        2004(h) to
                                                                  2005        August 31,
                                                           (unaudited)              2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.77           $ 10.99

Income From Investment Operations
Net investment income(b)(c).........................               .11               .08
Net realized and unrealized gain (loss) on
  investment and foreign currency transactions......               .81              (.25)
Net increase (decrease) in net asset value from
  operations........................................               .92              (.17)

Less: Dividends and Distributions
Dividends from net investment income................              (.12)             (.05)
Distributions from net realized gain on investment
  transactions......................................              (.01)               -0-
Total dividends and distributions...................              (.13)             (.05)
Net asset value, end of period......................           $ 11.56           $ 10.77

Total Return
Total investment return based on net asset value(e).              8.55%            (1.54)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........              $115               $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........              1.26%             1.40%
  Expenses, before waivers/reimbursements(f)........              1.27%             1.79%
  Net investment income(c)(f).......................              1.85%             1.48%
Portfolio turnover rate.............................                44%               59%


See footnote summary on page 99.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 93


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Balanced Wealth
                                                                  Strategy
                                                       ---------------------------------
                                                                Advisor Class
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended     September 2,
                                                          February 28,       2003(a) to
                                                                  2005       August 31,
                                                           (unaudited)             2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.79           $ 10.00

Income From Investment Operations
Net investment income(b)(c).........................               .13               .19(d)
Net realized and unrealized gain on investment and
  foreign currency transactions.....................               .82               .72
Net increase in net asset value from operations.....               .95               .91

Less: Dividends and Distributions
Dividends from net investment income................              (.14)             (.12)
Distributions from net realized gain on investment
  transactions......................................              (.01)               -0-
Total dividends and distributions...................              (.15)             (.12)
Net asset value, end of period......................           $ 11.59           $ 10.79

Total Return
Total investment return based on net asset value(e).              8.87%             9.10%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........           $40,131           $15,790
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........               .77%              .98%
  Expenses, before waivers/reimbursements(f)........               .77%             1.52%
  Net investment income(c)(f).......................              2.31%             1.80%(d)
Portfolio turnover rate.............................                44%               59%


See footnote summary on page 99.


--------------------------------------------------------------------------------
94 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Wealth Preservation
                                                                    Strategy
                                                       ---------------------------------
                                                                    Class A
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended     September 2,
                                                          February 28,       2003(a) to
                                                                  2005       August 31,
                                                           (unaudited)              2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.62           $ 10.00

Income From Investment Operations
Net investment income(b)(c).........................               .12               .18(d)
Net realized and unrealized gain on investment and
  foreign currency transactions.....................               .39               .55
Net increase in net asset value from operations.....               .51               .73

Less: Dividends and Distributions
Dividends from net investment income................              (.15)             (.11)
Distributions from net realized gain on investment
  transactions......................................              (.02)               -0-
Total dividends and distributions...................              (.17)             (.11)
Net asset value, end of period......................           $ 10.96           $ 10.62

Total Return
Total investment return based on net asset value(e).              4.81%             7.31%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........          $120,949           $64,467
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........              1.17%             1.26%
  Expenses, before waivers/reimbursements(f)........              1.18%             1.91%
  Net investment income(c)(f).......................              2.21%             1.90%(d)
Portfolio turnover rate.............................                69%              126%


See footnote summary on page 99.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 95


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                              Wealth Preservation
                                                                    Strategy
                                                       ---------------------------------
                                                                    Class B
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended     September 2,
                                                          February 28,       2003(a) to
                                                                  2005       August 31,
                                                           (unaudited)              2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.59           $ 10.00

Income From Investment Operations
Net investment income(b)(c).........................               .08               .12(d)
Net realized and unrealized gain on investment and
  foreign currency transactions.....................               .40               .54
Net increase in net asset value from operations.....               .48               .66

Less: Dividends and Distributions
Dividends from net investment income................              (.12)             (.07)
Distributions from net realized gain on investment
  transactions......................................              (.02)               -0-
Total dividends and distributions...................              (.14)             (.07)
Net asset value, end of period......................           $ 10.93           $ 10.59

Total Return
Total investment return based on net asset value(e).              4.47%             6.62%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........           $63,487           $36,948
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........              1.89%             1.95%
  Expenses, before waivers/reimbursements(f)........              1.89%             2.64%
  Net investment income(c)(f).......................              1.49%             1.23%(d)
Portfolio turnover rate.............................                69%              126%


See footnote summary on page 99.


--------------------------------------------------------------------------------
96 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Wealth Preservation
                                                                    Strategy
                                                       ---------------------------------
                                                                    Class C
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended     September 2,
                                                          February 28,       2003(a) to
                                                                  2005       August 31,
                                                           (unaudited)              2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.58           $ 10.00

Income From Investment Operations
Net investment income(b)(c).........................               .08               .12(d)
Net realized and unrealized gain on investment and
  foreign currency transactions.....................               .40               .53
Net increase in net asset value from operations.....               .48               .65

Less: Dividends and Distributions
Dividends from net investment income................              (.12)             (.07)
Distributions from net realized gain on investment
  transactions......................................              (.02)               -0-
Total dividends and distributions...................              (.14)             (.07)
Net asset value, end of period......................           $ 10.92           $ 10.58

Total Return
Total investment return based on net asset value(e).              4.47%             6.52%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........           $61,041           $38,857
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........              1.88%             1.95%
  Expenses, before waivers/reimbursements(f)........              1.88%             2.61%
  Net investment income(c)(f).......................              1.50%             1.23%(d)
Portfolio turnover rate.............................                69%              126%


See footnote summary on page 99.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 97


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Wealth Preservation
                                                                    Strategy
                                                       ---------------------------------
                                                                    Class R
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended     February 17,
                                                          February 28,       2004(h) to
                                                                  2005       August 31,
                                                           (unaudited)             2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.62           $ 10.66

Income From Investment Operations
Net investment income(b)(c).........................               .12               .11
Net realized and unrealized gain (loss) on
  investment and foreign currency transactions......               .39              (.09)
Net increase in net asset value from operations.....               .51               .02

Less: Dividends and Distributions
Dividends from net investment income................              (.14)             (.06)
Distributions from net realized gain on investment
  transactions......................................              (.02)               -0-
Total dividends and distributions...................              (.16)             (.06)
Net asset value, end of period......................           $ 10.97           $ 10.62

Total Return
Total investment return based on net asset value(e).              4.77%              .21%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........              $905               $12
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........              1.38%             1.40%
  Expenses, before waivers/reimbursements(f)........              1.38%             2.10%
  Net investment income(c)(f).......................              2.18%             1.91%
Portfolio turnover rate.............................                69%              126%


See footnote summary on page 99.


--------------------------------------------------------------------------------
98 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                              Wealth Preservation
                                                                    Strategy
                                                       ---------------------------------
                                                                 Advisor Class
                                                       ---------------------------------
                                                            Six Months
                                                                 Ended     September 2,
                                                          February 28,       2003(a) to
                                                                  2005       August 31,
                                                           (unaudited)              2004
                                                       ---------------------------------
Net asset value, beginning of period................           $ 10.63           $ 10.00

Income From Investment Operations
Net investment income(b)(c).........................               .13               .21(d)
Net realized and unrealized gain on investment and
  foreign currency transactions.....................               .40               .55
Net increase in net asset value from operations.....               .53               .76

Less: Dividends and Distributions
Dividends from net investment income................              (.17)             (.13)
Distributions from net realized gain on investment
  transactions......................................              (.02)               -0-
Total dividends and distributions...................              (.19)             (.13)
Net asset value, end of period......................           $ 10.97           $ 10.63

Total Return
Total investment return based on net asset value(e).              4.94%             7.59%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........           $15,816           $43,811
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(f)........               .88%              .97%
  Expenses, before waivers/reimbursements(f)........               .88%             1.70%
  Net investment income(c)(f).......................              2.35%             2.14%(d)
Portfolio turnover rate.............................                69%              126%


(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of expenses waived and reimbursed by the Adviser.
(d) Net of expenses waived and reimbursed by the Transfer Agent.
(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(f) Annualized.
(g) Amount is less than $.005.
(h) Commencement of distribution.


--------------------------------------------------------------------------------
                                        ALLIANCEBERNSTEIN WEALTH STRATEGIES o 99


TRUSTEES


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey


OFFICERS(2)


Philip L. Kirstein, Senior Vice President & Independent Compliance Officer Teresa Marziano, Senior Vice President
Joseph G. Paul, Senior Vice President
Andrew Aran, Vice President
Thomas J. Bardong, Vice President
Stephen Beinhacker, Vice President
Michael P. Curcio, Vice President
Robert B. Davidson III, Vice President
Geoffrey Hauck, Vice President
Seth J. Masters, Vice President
Melanie A. May, Vice President
Jimmy K. Pang, Vice President
Stephen W. Pelensky, Vice President
Jeffrey S. Phlegar, Vice President
Karen Sesin, Vice President
Lawrence J. Shaw, Vice President
Michael A. Snyder, Vice President
Christopher M. Toub, Vice President
Greg J. Wilensky, Vice President
Mark R. Manley, Clerk
Andrew L. Gangolf, Assistant Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Accounting Officer


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
PricewaterhouseCoopers Center
300 Madison Avenue
New York, NY 10017


(1) Member of the Audit Committee and the Governance and Nominating Committee.
(2) The day-to-day management of and investment decisions for each Strategy's portfolio are made by the Blend Investment Team, comprised of senior Blend portfolio managers.


--------------------------------------------------------------------------------
100 o ALLIANCEBERNSTEIN WEALTH STRATEGIES


ALLIANCEBERNSTEIN FAMILY OF FUNDS


---------------------------------------------
  Wealth Strategies Funds
---------------------------------------------
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy

---------------------------------------------
  Blended Style Funds
---------------------------------------------
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

---------------------------------------------
  Growth Funds
---------------------------------------------

  Domestic

  Growth Fund
  Mid-Cap Growth Fund
  Large Cap Growth Fund*
  Small Cap Growth Portfolio

  Global & International

  All-Asia Investment Fund
  Global Health Care Fund*
  Global Research Growth Fund
  Global Technology Fund*
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

---------------------------------------------
  Value Funds
---------------------------------------------

  Domestic

  Balanced Shares
  Focused Growth & Income Fund*
  Growth & Income Fund
  Real Estate Investment Fund
  Small/Mid-CapValue Fund**
  Utility Income Fund
  Value Fund

  Global & International

  Global Value Fund
  International Value Fund

---------------------------------------------
  Taxable Bond Funds
---------------------------------------------
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

---------------------------------------------
  Municipal Bond Funds
---------------------------------------------
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

---------------------------------------------
  Intermediate Municipal Bond Funds
---------------------------------------------
  Intermediate California
  Intermediate Diversified
  Intermediate New York

---------------------------------------------
  Closed-End Funds
---------------------------------------------
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

** Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                                       ALLIANCEBERNSTEIN WEALTH STRATEGIES o 101


ALLIANCEBERNSTEIN WEALTH STRATEGIES
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

WEALSTRATSR0205




[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Tax-Managed Wealth Strategies

Wealth Appreciation Strategy
Balanced Wealth Strategy and
Wealth Preservation Strategy

-------------------------------------------------------------------------------
Semi-Annual Report--February 28, 2005
-------------------------------------------------------------------------------


Wealth Strategies


The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.


---------------------------
Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.


April 25, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Tax-Managed Wealth Strategies (the "Strategies") for the semi-annual reporting period ended February 28, 2005.


AllianceBernstein Tax-Managed Wealth Appreciation Strategy

Investment Objective and Policies

AllianceBernstein Tax-Managed Wealth Appreciation Strategy seeks to achieve long-term growth of capital by investing in a portfolio of equity securities. The Strategy is designed for investors who seek tax-efficient equity returns but also want broad diversification of related risks across styles, capitalization ranges and geographic regions. Normally, the Strategy's targeted blend is an equal weighting of growth and value stocks (50% each), with approximately 70% of each in U.S. companies and 30% in non-U.S. companies. The Adviser will allow the Strategy's relative weightings to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Adviser will rebalance the portfolio toward the targeted blends. The Strategy seeks to maximize after-tax returns by pursuing a number of strategies that take into account the tax impact of buy and sell investment decisions on the Strategy's shareholders.


AllianceBernstein Tax-Managed Balanced Wealth Strategy

Investment Objective and Policies

AllianceBernstein Tax-Managed Balanced Wealth Strategy seeks to achieve the highest total return consistent with the Adviser's determination of reasonable risk. The Strategy is designed for investors who seek a moderate tilt toward tax-efficient equity returns but also want risk diversification offered by tax-exempt debt securities and broad diversification of equity risk across styles, capitalization ranges and geographic regions. Normally, the Strategy targets an approximately equal weighting for equity and tax-exempt debt securities. The Strategy intends to meet the tax requirement for passing municipal bond interest through to shareholders as exempt interest dividends. The Strategy's targeted equity blend is an equal weighting of growth and value stocks (50% each), with approximately 70% of each in U.S. companies and 30% in non-U.S. companies. The Strategy's tax-exempt fixed-income securities will primarily be investment grade, but may include high yield securities ("junk bonds"). The Adviser will allow the Strategy's relative weightings to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Adviser will rebalance the portfolio toward the targeted blends. The Strategy seeks to maximize after-tax returns by investing its debt portion in tax-exempt securities. The Strategy also pursues a number of strategies that take into account the tax impact of buy and sell investment decisions on the Strategy's shareholders.


AllianceBernstein Tax-Managed Wealth Preservation Strategy

Investment Objective and Policies

AllianceBernstein Tax-Managed Wealth Preservation Strategy seeks to achieve a high total return without, in the opinion of the Adviser, undue risk to principal. The Strategy is designed for investors who seek some opportunity for tax-efficient equity returns if the re-


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 1


lated risks are broadly diversified and overall portfolio volatility reflects a preponderance of tax-exempt debt securities. Normally, the Strategy's targeted weighting is 70% debt and 30% equity securities. The Strategy's targeted equity blend is an equal weighting of growth and value stocks (50% each), with approximately 70% of each in U.S. companies and 30% in non-U.S. companies. The Strategy's tax-exempt fixed-income securities will be investment grade. The Adviser will allow the Strategy's relative weightings to change in response to markets, but only within carefully constructed ranges. Beyond those ranges, the Adviser will rebalance the portfolio toward the targeted blends. The Strategy seeks to maximize after-tax returns by investing its debt portion in tax-exempt securities. The Strategy also pursues a number of strategies that take into account the tax impact of buy and sell investment decisions on the Strategy's shareholders.

Investment Results

The tables on pages 6-8 show performance for each Strategy compared to their respective balanced benchmarks for the six- and 12-month periods ended February 28, 2005. Each Strategy's balanced benchmark is as follows: AllianceBernstein Tax-Managed Wealth Appreciation Strategy, 70% Standard & Poor's (S&P) 500 Stock Index and 30% Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index; AllianceBernstein Tax-Managed Balanced Wealth Strategy, 50% S&P 500 Stock Index and 50% Lehman Brothers (LB) 5-Year General Obligation Municipal Index; and AllianceBernstein Tax-Managed Wealth Preservation Strategy, 30% S&P 500 Stock Index and 70% LB 5-Year General Obligation Municipal Index.

AllianceBernstein Tax-Managed Wealth Appreciation Strategy underperformed its balanced benchmark during the six-and 12-month periods ended February 28, 2005. AllianceBernstein Tax-Managed Balanced Wealth Strategy's Class A shares outperformed their balanced benchmark during both periods. AllianceBernstein Tax-Managed Wealth Preservation Strategy's Class A shares modestly outperformed their balanced benchmark during the six-month period, but slightly underperformed the benchmark during the 12-month period.

AllianceBernstein Tax-Managed Wealth Appreciation Strategy substantially outperformed the S&P 500 Stock Index during the six- and 12-month periods ended February 28, 2005. Its strategy of seeking return in not only the U.S. equity market, but also in the international equity markets, contributed significantly to the Strategy's outperformance versus the S&P 500 Stock Index, as international stocks substantially outperformed U.S. stocks. While the S&P 500 Stock Index gained a healthy 9.99% and 6.97% for the six- and 12-month periods, respectively, the international markets gained 21.28% and 19.14%, as measured by the MSCI EAFE Index. The U.S. stock holdings in all three Strategies underperformed the S&P 500 Stock Index during both periods under review, as the Strategies were positioned to take advantage of a recovery in the technology sector that did not materialize. This underperformance of AllianceBernstein Tax-Managed Wealth Appreciation's equity holdings versus


2 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


the S&P 500 Stock Index was the primary contributor to the Strategy's underperformance versus its balanced benchmark during both time periods.

The U.S. municipal bond market showed resolve in the face of rising interest rates during both the six- and 12-month periods, eking out positive returns of 0.50% and 0.64%, respectively, as measured by the LB 5-Year General Obligation Municipal Index. In this environment, AllianceBernstein Tax-Managed Balanced Wealth Strategy's Class A shares and AllianceBernstein Tax-Managed Wealth Preservation Strategy outperformed the LB 5-Year General Obligation Municipal Index over both the six- and 12-month periods.

Market Review and Investment Strategy

Global capital markets finished 2004 with a flourish. Following a rapid resolution to the U.S. presidential election, investors turned more optimistic about the global economy, and a decline in oil prices eased some of the pessimism that had dampened the equity markets for most of the year. While the U.S. stock market showed strength during the six- and 12-month periods ended February 28, 2005, international stocks fared even better, receiving an additional boost from a sharply declining U.S. dollar, which enhanced returns to U.S. investors.

As previously stated, municipal bonds managed to post positive returns during the reporting periods, despite a weakening dollar and a series of interest rate hikes by the U.S. Federal Reserve (the "Fed"). Although short-term interest rates increased, largely echoing the Fed's moves, longer-term rates failed to increase as the market had expected, leading to a dramatic flattening of the yield curve. In this dynamic interest rate environment, municipal bonds demonstrated their role within AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Wealth Preservation Strategy as complements to stocks; while stocks rose during the second quarter of 2004 and bonds faltered, the bond market returned the favor during the third quarter of 2004, posting positive returns just as stocks stumbled. AllianceBernstein Tax-Managed Balanced Wealth Strategy, with its emphasis on intermediate-duration bonds rather than shorter-duration bonds, was impacted less negatively by rising interest rates than AllianceBernstein Tax-Managed Wealth Preservation Strategy, which invests in both intermediate- and shorter-duration maturities and was, therefore, more impacted by the flattening yield curve.

As always, the Strategies' portfolio management team remains focused on its strategy of combining low correlation asset classes, blending growth and value investment styles, globalizing the portfolios and ensuring the portfolios are aligned with the team's strategic asset allocation targets through its disciplined rebalancing process.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 3


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Tax-Managed Balanced Wealth Strategy was formerly called Alliance Growth Investors Fund and Tax-Managed Wealth Preservation Strategy was formerly called Alliance Conservative Investors Fund. Until September 2, 2003, Alliance Growth Investors Fund and Alliance Conservative Investors Fund were managed using different investment strategies, most notably, the Funds were not tax-managed funds. As a result, the returns shown are not reflective of returns that would have occurred using the Strategies' new tax-managed strategies. In all likelihood, returns would have been lower than those shown if the Strategies had been using their tax-managed strategies. Tax-Managed Wealth Appreciation Strategy is relatively new and has been in existence for less than two years. The returns reflected may not be illustrative of long-term performance. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Strategies will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategies carefully before investing. For a free copy of the Strategies' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Strategies have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategies' quoted performance would be lower. SEC Returns, Returns After Taxes on Distributions and Returns After Taxes on Distributions and Sale of Fund Shares reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class shares will vary due to different expenses associated with this class. Performance assumes reinvestment of distributions. NAV and SEC returns do not account for taxes. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed the Strategies for a portion of their expenses to the extent necessary to limit Tax-Managed Wealth Appreciation Strategy's expenses on an annual basis to 1.50%, 2.20%, 2.20%, and 1.20% of the average daily net assets of Class A, Class B, Class C and Advisor Class shares, respectively. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed the Strategies for a portion of their expenses to the extent necessary to limit Tax-Managed Balanced Wealth Strategy's expenses on an annual basis to 1.20%, 1.90%, 1.90% and 0.90% of the average daily net assets of Class A, Class B, Class C and Advisor Class shares, respectively. During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed the Strategies for a portion of their expenses to the extent necessary to limit Tax-Managed Wealth Preservation Strategy's expenses on an annual basis to 1.20%, 1.90%, 1.90% and 0.90% of the average daily net assets of Class A, Class B, Class C and Advisor Class shares, respectively. These waivers extend through the Strategies' current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waivers, the Strategies' expenses would have been higher and their performance would have been lower than that shown.


(Historical Performance continued on next page)


4 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


HISTORICAL PERFORMANCE
(continued from previous page)


Benchmark Disclosure

The unmanaged Standard & Poor's (S&P) 500 Stock Index, the unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and the unmanaged Lehman Brothers (LB) 5-Year General Obligation Municipal Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The MSCI EAFE Index is a market capitalization weighted index that measures stock performance in 21 countries in Europe, Australasia and the Far East. The LB 5-Year General Obligation Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market with maturities ranging from four to six years. Investors cannot invest directly in indices, and their results are not indicative of the performance for any specific investment, including the Strategies.

A Word About Risk

The Strategies allocate their investments among multiple asset classes which will include U.S. and foreign securities. AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Wealth Preservation Strategy will include both equity and fixed-income securities. Within each of these, the Strategies will also allocate their investments in different types of securities, such as growth and value stocks. AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Wealth Preservation Strategy will also allocate their investments to tax-exempt debt securities. International investing involves risks not associated with U.S. investments, including currency fluctuations and political and economic changes. The Strategies may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategies systematically rebalance their allocations in these asset classes to maintain their target weighting. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The Strategies may employ strategies that take into account the tax impact of buy and sell decisions on the Strategies' shareholders. While the Strategies seek to maximize after-tax returns, there can be no assurance that the strategies will be effective, and the use of these strategies may affect the gross returns of the Strategies. The Strategies may not be suitable for tax-advantaged accounts, such as qualified retirement plans. The risks associated with an investment in the Strategies are more fully discussed in the prospectus.


(Historical Performance continued on next page)


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 5


TAX-MANAGED WEALTH APPRECIATION STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)


THE STRATEGY VS. ITS BENCHMARK                        Returns
PERIODS ENDED FEBRUARY 28, 2005                6 Months      12 Months
-------------------------------------------------------------------------------
  AllianceBernstein Tax-Managed
    Wealth Appreciation Strategy
    Class A                                       12.26%          8.92%
    Class B                                       11.86%          8.22%
    Class C                                       11.86%          8.32%
    Advisor Class                                 12.46%          9.32%

  70% S&P 500 Stock Index/
    30% MSCI EAFE Index                           13.38%         10.62%

  S&P 500 Stock Index                              9.99%          6.97%

  MSCI EAFE Index                                 21.28%         19.14%


See Historical Performance and Benchmark disclosures on pages 4-5. (Historical Performance continued on next page)


6 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


TAX-MANAGED BALANCED WEALTH STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)


THE STRATEGY VS. ITS BENCHMARK                         Returns
PERIODS ENDED FEBRUARY 28, 2005                 6 Months      12 Months
-------------------------------------------------------------------------------
  AllianceBernstein Tax-Managed
    Balanced Wealth Strategy
    Class A                                        6.28%          4.21%
    Class B                                        5.90%          3.51%
    Class C                                        5.88%          3.50%
    Advisor Class                                  6.43%          4.59%

  50% S&P 500 Stock Index/50% LB 5-Year
    General Obligation Municipal Index             5.25%          3.81%

  S&P 500 Stock Index                              9.99%          6.97%

  LB 5-Year General Obligation Municipal Index     0.50%          0.64%

See Historical Performance and Benchmark disclosures on pages 4-5. (Historical Performance continued on next page)


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 7


TAX-MANAGED WEALTH PRESERVATION STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)


THE STRATEGY VS. ITS BENCHMARK                          Returns
PERIODS ENDED FEBRUARY 28, 2005                  6 Months      12 Months
-------------------------------------------------------------------------------
  AllianceBernstein Tax-Managed
    Wealth Preservation Strategy
    Class A                                        3.69%          2.49%
    Class B                                        3.32%          1.79%
    Class C                                        3.32%          1.70%
    Advisor Class                                  3.83%          2.71%

  30% S&P 500 Stock Index/70% LB 5-Year
    General Obligation Municipal Index             3.35%          2.54%

  S&P 500 Stock Index                              9.99%          6.97%

  LB 5-Year General Obligation Municipal Index     0.50%          0.64%


See Historical Performance and Benchmark disclosures on pages 4-5. (Historical Performance continued on next page)


8 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


TAX-MANAGED WEALTH APPRECIATION STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2005

                                               NAV Returns      SEC Returns
-------------------------------------------------------------------------------
Class A Shares
1 Year                                             8.92%            4.31%
Since Inception*                                  13.62%           10.38%

Class B Shares
1 Year                                             8.22%            4.22%
Since Inception*                                  12.89%           10.98%

Class C Shares
1 Year                                             8.32%            7.32%
Since Inception*                                  12.89%           12.89%

Advisor Class Shares
1 Year                                             9.32%
Since Inception*                                  14.00%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)

Class A Shares
1 Year                                                              2.52%
Since Inception*                                                    8.16%

Class B Shares
1 Year                                                              2.27%
Since Inception*                                                    8.60%

Class C Shares
1 Year                                                              5.36%
Since Inception*                                                   10.46%


* Inception date: 9/2/03 for Class A, Class B, Class C and Advisor Class shares.


See Historical Performance disclosures on pages 4-5.
(Historical Performance continued on next page)


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 9


TAX-MANAGED WEALTH APPRECIATION STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)

RETURNS AFTER TAXES ON DISTRIBUTIONS
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)

Class A Shares
1 Year                                                              2.50%
Since Inception*                                                    8.15%

Class B Shares
1 Year                                                              2.27%
Since Inception*                                                    8.60%

Class C Shares
1 Year                                                              5.36%
Since Inception*                                                   10.46%

Advisor Class Shares
1 Year                                                              7.34%
Since Inception*                                                   11.48%


RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)

Class A Shares
1 Year                                                              1.65%
Since Inception*                                                    6.96%

Class B Shares
1 Year                                                              1.48%
Since Inception*                                                    7.33%

Class C Shares
1 Year                                                              3.49%
Since Inception*                                                    8.93%

Advisor Class Shares
1 Year                                                              4.84%
Since Inception*                                                    9.83%


* Inception date: 9/2/03 for Class A, Class B, Class C and Advisor Class shares.


See Historical Performance disclosures on pages 4-5.
(Historical Performance continued on next page)


10 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


TAX-MANAGED BALANCED WEALTH STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2005

                                                NAV Returns      SEC Returns
Class A Shares
1 Year                                             4.21%           -0.20%
5 Years                                           -1.50%           -2.35%
10 Years                                           7.25%            6.79%

Class B Shares
1 Year                                             3.51%           -0.50%
5 Years                                           -2.23%           -2.23%
10 Years(a)                                        6.64%            6.64%

Class C Shares
1 Year                                             3.50%            2.50%
5 Years                                           -2.23%           -2.23%
10 Years                                           6.49%            6.49%

Advisor Class Shares
1 Year                                             4.59%
Since Inception*                                   8.24%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)

Class A Shares
1 Year                                                             -1.02%
5 Years                                                            -3.57%
10 Years                                                            6.43%

Class B Shares
1 Year                                                             -1.32%
5 Years                                                            -3.46%
10 Years(a)                                                         6.27%

Class C Shares
1 Year                                                              1.68%
5 Years                                                            -3.44%
10 Years                                                            6.13%


(a)  Assumes conversion of Class B shares into Class A shares after eight years.

*    Inception date: 9/2/03 for Advisor Class shares.

See Historical Performance disclosures on pages 4-5.
(Historical Performance continued on next page)


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 11


TAX-MANAGED BALANCED WEALTH STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)

RETURNS AFTER TAXES ON DISTRIBUTIONS
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)

Class A Shares
1 Year                                                             -1.15%
5 Years                                                            -4.42%
10 Years                                                            4.31%

Class B Shares
1 Year                                                             -1.37%
5 Years                                                            -4.15%
10 Years(a)                                                         4.40%

Class C Shares
1 Year                                                              1.62%
5 Years                                                            -4.13%
10 Years                                                            4.27%

Advisor Class Shares
1 Year                                                              3.50%
Since Inception*                                                    6.63%


RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)

Class A Shares
1 Year                                                             -0.41%
5 Years                                                            -3.32%
10 Years                                                            4.55%

Class B Shares
1 Year                                                             -0.75%
5 Years                                                            -3.14%
10 Years(a)                                                         4.60%

Class C Shares
1 Year                                                              1.19%
5 Years                                                            -3.13%
10 Years                                                            4.47%

Advisor Class Shares
1 Year                                                              2.72%
Since Inception*                                                    5.81%


(a)  Assumes conversion of Class B shares into Class A shares after eight years.

*    Inception date: 9/2/03 for Advisor Class shares.


See Historical Performance disclosures on pages 4-5.
(Historical Performance continued on next page)


12 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


TAX-MANAGED WEALTH PRESERVATION STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2005

                                               NAV Returns      SEC Returns
Class A Shares
1 Year                                             2.49%           -1.87%
5 Years                                            2.77%            1.87%
10 Years                                           6.46%            6.00%

Class B Shares
1 Year                                             1.79%           -2.21%
5 Years                                            2.06%            2.06%
10 Years(a)                                        5.87%            5.87%

Class C Shares
1 Year                                             1.70%            0.70%
5 Years                                            2.06%            2.06%
10 Years                                           5.72%            5.72%

Advisor Class Shares
1 Year                                             2.71%
Since Inception*                                   5.38%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)

Class A Shares
1 Year                                                             -2.52%
5 Years                                                             1.11%
10 Years                                                            5.82%

Class B Shares
1 Year                                                             -2.93%
5 Years                                                             1.28%
10 Years(a)                                                         5.68%

Class C Shares
1 Year                                                              0.07%
5 Years                                                             1.29%
10 Years                                                            5.54%


(a)  Assumes conversion of Class B shares into Class A shares after eight years.

*    Inception date: 9/2/03 for Advisor Class shares.


See Historical Performance disclosures on pages 4-5.
(Historical Performance continued on next page)


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 13


TAX-MANAGED WEALTH PRESERVATION STRATEGY
HISTORICAL PERFORMANCE
(continued from previous page)


RETURNS AFTER TAXES ON DISTRIBUTIONS
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)

Class A Shares
1 Year                                                             -2.62%
5 Years                                                             0.13%
10 Years                                                            3.93%

Class B Shares
1 Year                                                             -2.97%
5 Years                                                             0.51%
10 Years(a)                                                         4.06%

Class C Shares
1 Year                                                              0.03%
5 Years                                                             0.53%
10 Years                                                            3.93%

Advisor Class Shares
1 Year                                                              1.97%
Since Inception*                                                    4.33%


RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2005)

Class A Shares
1 Year                                                             -1.41%
5 Years                                                             0.40%
10 Years                                                            3.92%

Class B Shares
1 Year                                                             -1.85%
5 Years                                                             0.67%
10 Years(a)                                                         3.99%

Class C Shares
1 Year                                                              0.10%
5 Years                                                             0.68%
10 Years                                                            3.87%

Advisor Class Shares
1 Year                                                              1.68%
Since Inception*                                                    3.81%


(a)  Assumes conversion of Class B shares into Class A shares after eight years.

*    Inception date: 9/2/03 for Advisor Class shares.


See Historical Performance disclosures on pages 4-5.


14 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


FUND EXPENSES

As a shareholder of the Strategy, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Strategy expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategy and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Strategy's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Strategy's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Strategy and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


Tax-Managed Wealth Appreciation Strategy

                           Beginning            Ending
                         Account Value       Account Value       Expenses Paid
                       September 1, 2004   February 28, 2005     During Period*
-------------------------------------------------------------------------------
Class A
Actual                       $1,000           $1,122.58               $7.89
Hypothetical
(5% return
before expenses)             $1,000           $1,017.36               $7.50

Class B
Actual                       $1,000           $1,118.58              $11.56
Hypothetical
(5% return
before expenses)             $1,000           $1,013.88              $10.99

Class C
Actual                       $1,000           $1,118.58              $11.56
Hypothetical
(5% return
before expenses)             $1,000           $1,013.88              $10.99

Advisor Class
Actual                       $1,000           $1,124.55               $6.32
Hypothetical
(5% return
before expenses)             $1,000           $1,018.84               $6.01


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 15


FUND EXPENSES

Tax-Managed Balanced Wealth Strategy

                           Beginning            Ending
                         Account Value       Account Value       Expenses Paid
                       September 1, 2004   February 28, 2005     During Period*
-------------------------------------------------------------------------------
Class A
Actual                       $1,000           $1,062.79               $6.14
Hypothetical
(5% return
before expenses)             $1,000           $1,018.84               $6.01

Class B
Actual                       $1,000           $1,058.95               $9.70
Hypothetical
(5% return
before expenses)             $1,000           $1,015.37               $9.49

Class C
Actual                       $1,000           $1,058.84               $9.70
Hypothetical
(5% return
before expenses)             $1,000           $1,015.37               $9.49

Advisor Class
Actual                       $1,000           $1,064.25               $4.61
Hypothetical
(5% return
before expenses)             $1,000           $1,020.33               $4.51


Tax-Managed Wealth Preservation Strategy

                           Beginning            Ending
                         Account Value       Account Value       Expenses Paid
                       September 1, 2004   February 28, 2005     During Period*
-------------------------------------------------------------------------------
Class A
Actual                       $1,000           $1,036.93               $6.06
Hypothetical
(5% return
before expenses)             $1,000           $1,018.84               $6.01

Class B
Actual                       $1,000           $1,033.23               $9.58
Hypothetical
(5% return
before expenses)             $1,000           $1,015.37               $9.49

Class C
Actual                       $1,000           $1,033.20               $9.58
Hypothetical
(5% return
before expenses)             $1,000           $1,015.37               $9.49

Advisor Class
Actual                       $1,000           $1,038.34               $4.55
Hypothetical
(5% return
before expenses)             $1,000           $1,020.33               $4.51


* Expenses are equal to each Class' annualized expense ratio, shown in the table below, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

                                       Annualized Expense Ratio
                       --------------------------------------------------------
                             Wealth              Balanced             Wealth
                          Appreciation            Wealth           Preservation
                             Strategy            Strategy            Strategy
-------------------------------------------------------------------------------
Class A                        1.50%               1.20%               1.20%
Class B                        2.20%               1.90%               1.90%
Class C                        2.20%               1.90%               1.90%
Advisor Class                  1.20%               0.90%               0.90%


16 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


TAX-MANAGED WEALTH APPRECIATION STRATEGY
PORTFOLIO SUMMARY
February 28, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $85.6


SECURITY TYPE BREAKDOWN*
o     97.6%   Common Stocks & Other Investments        [PIE CHART OMITTED]
o      2.4%   Short-Term


SECTOR BREAKDOWN*
o     23.3%   Finance                                  [PIE CHART OMITTED]
o     17.9%   Technology
o     14.0%   Consumer Cyclical
o      9.2%   Medical
o      8.7%   Capital Equipment
o      7.3%   Energy
o      5.4%   Consumer Staples
o      3.8%   Industrial Commodities
o      2.8%   Utilities
o      2.4%   Construction & Housing
o      1.5%   Telecommunications
o      1.3%   Transportation
o      2.4%   Short-Term


* All data are as of February 28, 2005. The Strategy's security type and sector breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 17


TAX-MANAGED BALANCED WEALTH STRATEGY
PORTFOLIO SUMMARY
February 28, 2005 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($mil): $218.9


SECURITY TYPE BREAKDOWN*
o     53.4%   Municipal Bonds                          [PIE CHART OMITTED]
o     46.3%   Common Stocks & Other Investments
o      0.3%   Short-Term

SECTOR BREAKDOWN*
o     53.4%   Municipal Bonds                          [PIE CHART OMITTED]
o     11.0%   Finance
o      8.3%   Technology
o      6.8%   Consumer Cyclical
o      4.2%   Capital Equipment
o      4.2%   Medical
o      3.5%   Energy
o      2.4%   Consumer Staples
o      1.9%   Industrial Commodities
o      1.4%   Utilities
o      1.2%   Construction & Housing
o      0.7%   Telecommunications
o      0.7%   Transportation
o      0.3%   Short-Term


* All data are as of February 28, 2005. The Strategy's security type and sector breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


18 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


TAX-MANAGED WEALTH PRESERVATION STRATEGY
PORTFOLIO SUMMARY
February 28, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $140.1


SECURITY TYPE BREAKDOWN*
o     67.5%   Municipal Bonds                          [PIE CHART OMITTED]
o     29.1%   Common Stocks & Other Investments
o      3.4%   Short-Term


SECTOR BREAKDOWN*
o     67.5%   Municipal Bonds                          [PIE CHART OMITTED]
o      7.1%   Finance
o      5.5%   Technology
o      4.1%   Consumer Cyclical
o      2.7%   Capital Equipment
o      2.6%   Medical
o      2.2%   Energy
o      1.5%   Consumer Staples
o      1.2%   Industrial Commodities
o      0.7%   Utilities
o      0.5%   Construction & Housing
o      0.5%   Transportation
o      0.5%   Telecommunications
o      3.4%   Short-Term


* All data are as of February 28, 2005. The Strategy's security type and sector breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 19


WEALTH APPRECIATION STRATEGY
PORTFOLIO OF INVESTMENTS
February 28, 2005 (unaudited)


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-96.5%

United States Investments-63.3%
Finance-14.4%
Banking-6.2%
Bank of America Corp.                            15,220      $   710,013
Citigroup, Inc.                                  37,300        1,779,956
Fannie Mae                                        6,300          368,298
Freddie Mac                                       5,100          316,200
J.P. Morgan Chase & Co.                          25,500          932,025
National City Corp.                              12,700          454,279
SunTrust Banks, Inc.                              5,100          369,444
Wachovia Corp.                                    7,500          397,575
                                                             ------------
                                                               5,327,790

Financial Services-3.2%
Franklin Resources, Inc.                          4,700          329,893
Lehman Brothers Holdings, Inc.                    5,400          492,372
MBNA Corp.                                       30,050          762,368
Merrill Lynch & Co., Inc.                        11,900          697,102
The Charles Schwab Corp.                         22,100          232,050
The Goldman Sachs Group, Inc.                     2,000          217,600
                                                             ------------
                                                               2,731,385

Insurance-5.0%
American International Group, Inc.               15,750        1,052,100
MetLife, Inc.                                     6,100          250,344
The Allstate Corp.                                3,600          193,248
The Chubb Corp.                                   5,700          450,927
The Hartford Financial Services Group, Inc.       3,200          230,240
The Progressive Corp.                             3,750          326,625
The St. Paul Travelers Cos., Inc.                 1,993           76,372
Torchmark Corp.                                   2,700          140,697
UnitedHealth Group, Inc.                         10,000          911,600
WellPoint, Inc.(a)                                2,200          268,532
XL Capital, Ltd. Cl.A                             4,500          337,500
                                                             ------------
                                                               4,238,185
                                                             ------------
                                                              12,297,360

Technology-13.4%
Data Processing-8.3%
Apple Computer, Inc.(a)                          17,300          776,078
Arrow Electronics, Inc.(a)                        7,600          204,440
Avnet, Inc.(a)                                    3,700           71,780
Dell, Inc.(a)                                    33,400        1,339,006
Electronic Arts, Inc.(a)                         17,800        1,147,922
Google, Inc. Cl.A(a)                              3,600          676,764
Hewlett-Packard Co.                              26,400          549,120
Ingram Micro, Inc.(a)                             7,000          125,440
Microsoft Corp.                                  47,100        1,185,978
Network Appliance, Inc.(a)                        9,500          285,095


20 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Sanmina-SCI Corp.(a)                             37,000      $   205,350
Solectron Corp.(a)                               74,600          369,270
Tech Data Corp.(a)                                4,000          163,960
                                                             ------------
                                                               7,100,203

Electrical & Electronics-4.4%
ADC Telecommunications, Inc.(a)                  34,500           79,350
Broadcom Corp. Cl.A(a)                           18,100          583,725
Cisco Systems, Inc.(a)                           16,400          285,688
Corning, Inc.(a)                                 64,600          740,962
Juniper Networks, Inc.(a)                        34,300          738,822
QUALCOMM, Inc.                                   30,100        1,086,911
Tellabs, Inc.(a)                                 36,000          255,240
                                                             ------------
                                                               3,770,698

Electronic Components & Instruments-0.7%
Advanced Micro Devices, Inc.(a)                   6,900          120,405
Applied Materials, Inc.(a)                        8,800          154,000
Symantec Corp.(a)                                16,400          360,964
                                                             ------------
                                                                 635,369
                                                             ------------
                                                              11,506,270

Consumer Cyclical-10.8%
Broadcasting & Publishing-3.5%
Comcast Corp. Cl.A Special(a)                    10,600          337,716
The E.W. Scripps Co. Cl.A                        12,400          572,384
Time Warner, Inc.(a)                             52,000          895,960
Yahoo!, Inc.(a)                                  37,900        1,223,033
                                                             ------------
                                                               3,029,093

Business & Public Services-0.3%
The Interpublic Group of Cos., Inc.(a)           20,000          262,800
Leisure & Tourism-1.0%
McDonald's Corp.                                 12,300          406,884
Starbucks Corp.(a)                                8,100          419,661
                                                             ------------
                                                                 826,545

Merchandising-5.4%
eBay, Inc.(a)                                    28,660        1,227,794
Lowe's Cos., Inc.                                18,520        1,088,606
Office Depot, Inc.(a)                            29,500          567,875
Target Corp.                                     27,050        1,374,681
Wal-Mart Stores, Inc.                             4,290          221,407
Whole Foods Market, Inc.                          1,400          143,948
                                                             ------------
                                                               4,624,311

Textiles & Apparel-0.6%
Jones Apparel Group, Inc.                        10,000          317,700
V. F. Corp.                                       2,400          143,424
                                                             ------------
                                                                 461,124
                                                             ------------
                                                               9,203,873


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 21


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Capital Equipment-5.7%
Aerospace & Defense-0.5%
Goodrich Corp.                                    1,900      $    70,357
The Boeing Co.                                    7,000          384,790
                                                             ------------
                                                                 455,147

Automobiles-0.6%
BorgWarner, Inc.                                  4,600          242,650
Cooper Tire & Rubber Co.                          2,200           42,570
Lear Corp.                                        3,500          182,525
                                                             ------------
                                                                 467,745

Industrial Components-0.6%
Eaton Corp.                                       7,700          537,075
Multi-Industry-4.0%
Cooper Industries, Ltd. Cl.A                      6,400          443,968
General Electric Co.                             61,510        2,165,152
Hubbell, Inc. Cl.B                                8,300          446,540
Textron, Inc.                                     4,700          363,545
                                                             ------------
                                                               3,419,205
                                                             ------------
                                                               4,879,172

Medical-5.1%
Health & Personal Care-5.1%
Amgen, Inc.(a)                                   13,900          856,379
Avon Products, Inc.                              15,500          662,935
Boston Scientific Corp.(a)                       16,700          545,422
Bristol-Myers Squibb Co.                          9,600          240,288
HCA, Inc.                                         9,700          457,937
Medco Health Solutions, Inc.(a)                   8,700          386,454
St. Jude Medical, Inc.(a)                        19,400          758,540
Zimmer Holdings, Inc.(a)                          5,700          489,630
                                                             ------------
                                                               4,397,585

Energy-4.0%
Energy Equipment & Services-0.5%
Baker Hughes, Inc.                                3,100          146,568
Halliburton Co.                                   7,200          316,584
                                                             ------------
                                                                 463,152

Energy Sources-3.5%
ChevronTexaco Corp.                              14,000          869,120
ConocoPhillips                                    8,500          942,565
Occidental Petroleum Corp.                       11,300          794,051
Valero Energy Corp.                               5,000          356,200
                                                             ------------
                                                               2,961,936
                                                             ------------
                                                               3,425,088

Consumer Staples-3.6%
Beverages & Tobacco-1.4%
Altria Group, Inc.                                8,200          538,330
PepsiCo, Inc.                                    12,400          667,864
                                                             ------------
                                                               1,206,194


22 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Food & Household Products-2.2%
Safeway, Inc.(a)                                 15,100      $   277,840
SUPERVALU, Inc.                                   2,800           88,956
The Kroger Co.(a)                                17,100          307,629
The Procter & Gamble Co.                         21,950        1,165,326
                                                             ------------
                                                               1,839,751
                                                             ------------
                                                               3,045,945

Utilities-2.5%
Electric & Gas-2.5%
American Electric Power Co., Inc.                10,500          350,700
Constellation Energy Group, Inc.                  3,500          180,145
Entergy Corp.                                     3,100          214,272
FirstEnergy Corp.                                 7,900          325,796
Sempra Energy                                     5,500          220,000
TXU Corp.                                         8,900          678,625
Wisconsin Energy Corp.                            5,700          197,904
                                                             ------------
                                                               2,167,442

Industrial Commodities-1.4%
Forest & Paper-1.2%
Georgia-Pacific Corp.                             5,300          189,793
Kimberly-Clark Corp.                              5,200          343,096
MeadWestvaco Corp.                               10,800          338,688
Smurfit-Stone Container Corp.(a)                  9,500          157,985
                                                             ------------
                                                               1,029,562

Metal - Nonferrous-0.2%
Alcoa, Inc.                                       6,300          202,356
                                                             ------------
                                                               1,231,918

Transportation-1.3%
Transportation - Road & Rail-1.3%
Burlington Northern Santa Fe Corp.                2,800          140,756
CSX Corp.                                         9,500          392,445
Norfolk Southern Corp.                            7,800          279,942
United Parcel Service, Inc. Cl.B                  3,600          278,964
                                                             ------------
                                                               1,092,107

Construction & Housing-0.8%
Building Materials-0.5%
Masco Corp.                                      12,200          411,384
Construction & Housing-0.3%
Pulte Homes, Inc.                                 4,000          312,080
                                                             ------------
                                                                 723,464

Telecommunications-0.3%
Sprint Corp.                                     10,100          239,168

Total United States Investments
  (cost $48,840,854)                                          54,209,392


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 23


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Foreign Investments-33.2%
Australia-0.5%
Coles Myer, Ltd.                                 17,583      $   132,911
Rinker Group, Ltd.                               24,571          221,037
Westpac Banking Corp.                             4,110           61,997
                                                             ------------
                                                                 415,945

Belgium-0.3%
Delhaize Group                                    3,800          299,295

Bermuda-1.3%
Marvell Technology Group, Ltd.(a)                13,300          486,647
Nabors Industries, Ltd.(a)                       10,400          596,960
                                                             ------------
                                                               1,083,607

Brazil-0.4%
Petroleo Brasileiro, SA (ADR)                     5,800          246,500
Votorantim Celulose e Papel, SA (ADR)             4,000           59,200
                                                             ------------
                                                                 305,700

Canada-1.2%
Alcan, Inc.                                       5,200          207,637
Bank of Nova Scotia                               8,200          265,932
Manulife Financial Corp.                          6,100          281,557
Novelis, Inc.                                     1,040           24,453
Research In Motion, Ltd.(a)                       3,300          218,163
                                                             ------------
                                                                 997,742

China-0.1%
China Petroleum & Chemical Corp. Cl.H           283,000          128,680

France-3.4%
Arcelor                                          17,100          423,868
Assurances Generales de France                    5,100          391,822
BNP Paribas, SA                                   2,200          159,506
Compagnie de Saint-Gobain                         1,200           74,137
Credit Agricole, SA                               5,300          156,981
Essilor International, SA                         1,682          117,890
Groupe Danone                                     1,337          133,013
Renault, SA                                       3,568          322,882
Sanofi-Synthelabo, SA                             5,742          457,816
Schneider Electric, SA                            1,178           93,879
Societe Generale                                  1,700          179,291
Total, SA                                         1,856          441,260
                                                             ------------
                                                               2,952,345

Germany-1.5%
Continental AG                                    5,600          415,728
HeidelbergCement AG                               2,300          151,851
MAN AG                                            4,000          185,830
Muenchener Rueckversicherungs-
  Gesellschaft AG                                   800           99,144
Porsche AG pfd.                                     161          116,496


24 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
SAP AG                                            1,563      $   254,839
Siemens AG                                          372           29,248
                                                             ------------
                                                               1,253,136

Greece-0.1%
EFG Eurobank Ergasias                             1,396           49,462

Hong Kong-0.3%
Esprit Holdings, Ltd.                            42,000          299,690

Hungary-0.1%
MOL Magyar Olaj-es Gazipari Rt.                   1,300          114,117

India-0.1%
Infosys Technologies, Ltd.                        1,055           53,978

Ireland-0.8%
Allied Irish Banks PLC                            6,381          136,973
Anglo Irish Bank Corp. PLC                        6,233          163,991
CRH PLC                                           9,203          258,818
Depfa Bank PLC                                    6,500          106,863
                                                             ------------
                                                                 666,645

Israel-0.9%
Bank Hapoalim, Ltd.                              36,000          130,682
Teva Pharmaceutical Industries, Ltd. (ADR)       19,900          599,189
                                                             ------------
                                                                 729,871

Italy-0.6%
Eni SpA                                          18,969          495,553
Fastweb(a)                                        1,109           58,964
Fastweb Rights, expiring 3/16/05(a)               1,109            3,268
                                                             ------------
                                                                 557,785

Japan-5.4%
Aeon Credit Service Co., Ltd.                     2,000          135,032
Aiful Corp.                                       2,100          241,115
Aisin Seiki Co., Ltd.                               100            2,253
Canon, Inc.                                      11,100          587,041
Daito Trust Construction Co., Ltd.                2,200           90,193
Denso Corp.                                      12,700          325,553
Eisai Co., Ltd.                                   4,800          162,172
Honda Motor Co., Ltd.                            10,000          536,672
Hoya Corp.                                        3,200          346,256
JFE Holdings, Inc.                                6,500          200,096
Keyence Corp.                                     1,000          241,765
Mitsubishi Corp.                                 20,000          271,593
Mitsubishi Tokyo Financial Group, Inc.               14          128,266
Mitsui & Co., Ltd.                               13,000          132,608
Nippon Meat Packers, Inc.                         6,000           82,984
Nissan Motor Co., Ltd.                           16,800          180,484
Nitto Denko Corp.                                 1,700           92,692
Promise Co., Ltd.                                 3,800          264,742


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 25


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                44      $   305,115
Suzuki Motor Corp.                                6,700          126,586
UFJ Holdings, Inc.(a)                                33          182,218
                                                             ------------
                                                               4,635,436

Mexico-0.3%
America Movil SA de CV (ADR)                      3,900          228,930
Grupo Televisa, SA (ADR)                          1,100           70,895
                                                             ------------
                                                                 299,825

Netherlands-0.8%
ASML Holding NV(a)                                6,053          111,286
ING Groep NV                                     17,622          541,206
Royal Numico NV(a)                                1,665           67,145
                                                             ------------
                                                                 719,637

Panama-0.5%
Carnival Corp.                                    7,600          413,288

Russia-0.1%
Mobile Telesystems (ADR)                          2,700          108,243
Singapore-0.5%
Flextronics International, Ltd.(a)               10,600          141,510
Singapore Telecommunications, Ltd.              178,150          287,802
                                                             ------------
                                                                 429,312

South Africa-0.3%
ABSA Group, Ltd.                                  9,019          122,998
MTN Group, Ltd.                                  11,431           93,732
                                                             ------------
                                                                 216,730

South Korea-1.3%
Hyundai Motor Co., Ltd.                           2,800          160,508
Kookmin Bank                                      3,700          170,334
POSCO                                             1,600          349,552
Samsung Electronics Co., Ltd. (GDR)(b)              643          166,537
Samsung Electronics Co., Ltd.                       200          104,016
Shinhan Financial Group Co., Ltd.                 5,800          171,603
                                                             ------------
                                                               1,122,550

Spain-1.3%
ACS, Actividades de Construccion y
Servicios, SA                                     3,639           92,801
Banco Bilbao Vizcaya Argentaria, SA              13,885          240,071
Endesa, SA                                        8,300          187,596
Gestevision Telecino, SA(a)                       4,370           96,184
Inditex, SA                                       6,746          208,284
Repsol YPF, SA                                   10,700          291,499
                                                             ------------
                                                               1,116,435

Sweden-0.2%
Svenska Cellulosa AB Cl.B                         4,200          164,233


26 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES



Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Switzerland-3.1%
Alcon, Inc.                                      10,100      $   871,630
Compagnie Financiere Richemont AG                 6,676          211,229
Credit Suisse Group                              11,334          493,501
Nobel Biocare Holding AG                            834          181,629
Novartis AG                                       7,454          372,924
Roche Holdings AG                                 1,930          203,384
Synthes, Inc.                                       537           64,896
UBS AG                                            3,307          287,052
                                                             ------------
                                                               2,686,245

Taiwan-0.9%
Asustek Computer, Inc.                           29,000           83,372
Compal Electronics, Inc. (GDR)(a)(b)             44,150          218,543
Hon Hai Precision Industry Co., Ltd. (GDR)(b)    16,150          153,748
Taiwan Semiconductor Manufacturing Co.,
  Ltd. (ADR)                                     35,510          323,851
                                                             ------------
                                                                 779,514

Thailand-0.2%
PTT Public Co., Ltd.                             27,500          155,335

United Kingdom-6.7%
Aviva PLC                                        19,859          246,840
BHP Billiton PLC                                  7,686          114,715
BP PLC                                           30,000          324,056
Capita Group PLC                                 21,760          158,513
Carnival PLC                                      5,009          287,766
Enterprise Inns PLC                               8,018          115,388
George Wimpey PLC                                 9,100           82,030
GlaxoSmithKline PLC                               8,800          210,246
GUS PLC                                          13,333          241,342
HBOS PLC                                         14,700          233,710
Hilton Group PLC                                 10,462           63,001
HSBC Holdings PLC                                12,818          213,767
InterContinental Hotels Group PLC                 5,089           65,090
Reckitt Benckiser PLC                            11,557          363,938
RMC Group PLC                                    12,900          211,880
Royal Bank of Scotland Group PLC                 23,494          804,140
SABMiller PLC                                     6,140          101,386
Smith & Nephew PLC                               14,756          151,520
Standard Chartered PLC                            5,313           97,485
Taylor Woodrow PLC                               21,200          122,085
Tesco PLC                                        77,154          452,428
Vodafone Group PLC                               95,800          250,426
Whitbread PLC                                     7,700          133,512
WPP Group PLC                                    29,625          340,299
Xstrata PLC                                      15,000          315,424
                                                             ------------
                                                               5,700,987

Total Foreign Investments
  (cost $23,191,833)                                          28,455,768


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 27



                                              Principal
                                               Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------

Total Common Stocks & Other Investments
  (cost $72,032,687)                                         $82,665,160

SHORT-TERM INVESTMENT-2.4%
Time Deposit-2.4%
State Street Euro Dollar
  1.85%, 3/01/05
  (cost $2,021,000)                              $2,021        2,021,000

Total Investments-98.9%
  (cost $74,053,687)                                          84,686,160

Other assets less liabilities-1.1%                               963,221

Net Assets-100%                                              $85,649,381


FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)

                                                     Value at
               Number of   Expiration   Original   February 28,   Unrealized
     Type      Contracts      Month       Value       2005       Appreciation
-------------------------------------------------------------------------------
Euro Stoxx 50      6       March 2005    $232,229    $242,081      $9,852


(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate market value of these securities amounted to $538,828 or 0.6% of net assets.

     Glossary of Terms:

     ADR    -   American Depositary Receipt
     GDR    -   Global Depositary Receipt
     Pfd.   -   Preferred stock

     See notes to financial statements.


28 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


BALANCED WEALTH STRATEGY
PORTFOLIO OF INVESTMENTS
February 28, 2005 (unaudited)

                                              Principal
                                               Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------

MUNICIPAL BONDS-55.6%
Alabama-2.4%
Alabama Public School & College Authority
  (Campus Improvement & Economic
  Development) Series 03 FGIC
  5.00%, 12/01/21                               $ 1,700      $ 1,798,566
Jefferson County Sewer Revenue
  (Capital Improvement Warrants)
  Series 99A FGIC
  Prerefunded 02/01/2009 @ 101
  5.00%, 2/01/33                                  1,345        1,462,271
  5.00%, 2/01/41                                  1,100        1,204,599
  5.375%, 2/01/36                                   800          880,776
                                                             ------------
                                                               5,346,212

Alaska-1.7%
Valdez Marine Terminal Revenue
  (BP Pipelines, Inc. Project) Series 03A
  1.81%, 6/01/37                                  3,650        3,650,000

Arizona-0.3%
Gilbert Water Resource Municipal Property
  (Wastewater System & Utility) Series 04
  4.90%, 4/01/19                                    710          710,547

Arkansas-2.1%
Hot Springs Sales & Use Tax Series 01
  4.125%, 7/01/08                                 1,275        1,319,242
Springdale Sales & Use Tax Revenue
  Series 04 MBIA
  4.00%, 7/01/16                                  3,215        3,257,567
                                                             ------------
                                                               4,576,809

California-5.2%
California Department of Transportation Revenue
  GABS Series 04A FGIC
  5.00%, 2/01/12                                  1,500        1,654,440
California Department of Water Resources
  (Center VY Project) Series 03Y FGIC
  5.25%, 12/01/19                                 1,525        1,679,025
California Economic Recovery Series 04A
  5.25%, 1/01/10                                  2,765        3,029,528
California GO Series 03
  4.00%, 2/01/08                                    450          464,094
  Series 04A
  5.00%, 7/01/09                                    700          756,987


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 29


                                              Principal
                                               Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------
California Statewide Communities
  Development Authority Revenue
  (Kaiser Permanente) Series 04F
  2.30%, 4/01/33                                $   500      $   492,410
Santa Margarita/Dana Point Authority Revenue
  Series 04A AMBAC
  5.00%, 8/01/20                                  2,760        2,970,119
Upland Community Redevelopment Agency
  Tax Allocation
  (Magnolia Redevelopment Project)
  Series 04
  3.90%, 11/01/09                                   235          231,155
                                                             ------------
                                                              11,277,758

Colorado-2.2%
Jefferson County School District No. R001
  Series 04 FSA
  5.00%, 12/15/24                                 1,000        1,061,930
Mesa County Valley School District No. 051
  Grand Junction Series 04A MBIA
  5.00%, 12/01/23                                 1,000        1,065,020
Regional Transportation District COP
  (Transit Vehicles) Series 02A AMBAC
  2.30%, 12/01/22                                 2,400        2,370,408
Todd Creek Farms Metropolitan District No. 1
  Water Revenue (Refunding & Improvement)
  Series 04
  5.60%, 12/01/14                                   260          257,018
                                                             ------------
                                                               4,754,376

Connecticut-1.5%
Connecticut GO Series 03G
  5.00%, 3/15/10                                  1,500        1,631,130
Connecticut State Development Authority
  PCR Series 96 AMBAC AMT
  3.35%, 5/01/31                                  1,730        1,723,616
                                                             ------------
                                                               3,354,746

District of Columbia-0.8%
District of Columbia GO Series 03A MBIA
  5.50%, 6/01/10                                  1,480        1,639,307
Florida-3.4%
Dade County School District Series 94 MBIA
  5.00%, 8/01/12                                  1,100        1,206,854
Fishhawk CDD Series 04B
  5.125%, 11/01/09                                  280          281,820
Florida Board of Education (Public Education)
  Series 03B
  5.00%, 6/01/09                                  1,340        1,447,669
Hammock Bay CDD Series 04B
  5.375%, 5/01/11                                   225          225,063


30 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


                                              Principal
                                               Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------

Heritage Isle at Viera CDD Series 04B
  5.00%, 11/01/09                               $   300      $   300,714
Heritage Landing CDD BANS Series 04
  5.00%, 8/01/05                                    290          288,878
Huntington CDD Special Assessment Series 04B
  5.00%, 5/01/09                                    300          300,348
Live Oak CDD No. 001 Series 03B
  5.30%, 5/01/08                                     85           85,978
Meadow Pointe III CDD Series 04B
  5.00%, 5/01/09                                    290          291,235
Meadow Woods CDD Series 04B
  5.25%, 5/01/11                                    100          100,056
Midtown Miami Florida CDD Series 04A
  6.00%, 5/01/24                                    280          287,622
Overoaks CDD Series 04B
  5.125%, 5/01/09                                   200          200,266
Parkway Center CDD Series 04B
  5.625%, 5/01/14                                   200          203,282
Seacoast Utility Authority
  (Water & Sewer Utility Systems)
  Series 01 FGIC
  5.25%, 3/01/10                                  1,210        1,328,338
The Quarry CDD BANS Series 04
  5.00%, 11/01/05                                   290          289,266
Villages of Westport CDD Improvement Revenue
  Series 05A
  5.125%, 5/01/15                                   265          265,811
West Villages Improvement
  District Revenue BANS
  (Unit of Development No. 2)
  Series 05
  5.00%, 2/01/06                                    270          269,506
                                                             ------------
                                                               7,372,706

Georgia-0.1%
Cobb County Development Authority SWDR
  (Georgia Waste Management Project)
  Series 04A
  3.10%, 4/01/33                                    185          183,820

Hawaii-0.9%
Hawaii GO Series 02CY FSA
  5.25%, 2/01/09                                  1,800        1,951,830

Illinois-1.1%
Chicago GO (Emergency Telephone System)
  Series 99 FGIC
  5.00%, 1/01/09                                  1,135        1,216,459
  Series 05A FSA
  5.00%, 1/01/22                                  1,190        1,262,007
                                                             ------------
                                                               2,478,466


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 31


                                              Principal
                                               Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------

Indiana-0.7%
Elkhart County (Corrections Complex)
  Series 04 MBIA
  5.25%, 12/01/21                               $ 1,215      $ 1,327,400
Rockport PCR
  (Indiana Michigan Power Co. Project)
  Series 03C
  2.625%, 4/01/25                                   220          218,433
                                                             ------------
                                                               1,545,833

Kentucky-0.6%
Kentucky Property & Buildings
Community Revenue (Project No. 74)
  Series 02
  5.375%, 2/01/08                                 1,265        1,355,789

Maine-0.3%
Maine State Housing Authority
  General Housing Revenue (Draw Down)
  Series 04A
  2.56%, 1/01/10                                    590          590,000

Maryland-2.5%
Maryland GO Series 04
  5.00%, 2/01/10                                  4,500        4,903,740
Tax Exempt Municipal Infrastructure Series 04A
  3.80%, 5/01/08(a)                                 615          620,824
                                                             ------------
                                                               5,524,564

Massachusetts-3.6%
Massachusetts GO Series 00B
  Prerefunded 06/01/2010 @ 100
  5.75%, 6/01/12                                  1,500        1,685,550
  Series 02A MBIA
  5.50%, 2/01/09                                  2,735        2,988,644
  Series 03A
  5.375%, 8/01/08                                 1,075        1,160,065
Route 3 North Transportation
  Improvement Association Series 00 MBIA
  5.375%, 6/15/33                                 1,925        2,134,844
                                                             ------------
                                                               7,969,103

Minnesota-0.5%
Minneapolis School District No. 001 Series 97
  5.00%, 2/01/14                                  1,000        1,022,820
Nevada-0.3%
Clark County PCR Series 00C AMT
  3.25%, 6/01/31                                    335          327,741
Las Vegas Local Improvement Bonds
  (District No. 607) Series 04
  5.35%, 6/01/12                                    250          255,992
                                                             ------------
                                                                 583,733


32 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


                                              Principal
                                               Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------
New Jersey-2.5%
New Jersey Economic Development Authority
  (Cigarette Tax) Series 04
  5.00%, 6/15/07                                $   600      $   625,590
  Series 04 FSA
  5.00%, 6/15/10                                    830          894,931
  Series 01A MBIA
  5.00%, 7/01/11                                  1,645        1,801,489
New Jersey GO Series 05M AMBAC WI
  5.25%, 7/15/11                                  2,000        2,185,300
                                                             ------------
                                                               5,507,310

New York-3.4%
New York City GO
  Series 04B
  5.00%, 8/01/12                                  1,315        1,421,344
  Series 04G
  5.00%, 8/01/08                                    565          600,233
  Series 04H
  5.00%, 8/01/11                                    645          697,032
New York City Transitional Financial Authority
  Subseries 02-2F
  1.77%, 11/01/22                                 3,000        3,000,000
New York Thruway Authority
  Service Contract Revenue
  (Local Highway & Bridge) Series 63A
  5.00%, 3/15/09                                    850          911,115
New York Tobacco Settlement Financing Corp.
  Series 03C-1
  5.25%, 6/01/13                                    815          865,799
                                                             ------------
                                                               7,495,523

North Carolina-0.9%
Forsyth County GO (Public Improvement)
  Series 03B
  5.00%, 3/01/10                                  1,500        1,636,005
North Carolina Municipal Power Agency No. 1
  Catawba Electric Revenue Series 93 ACA
  5.50%, 1/01/10                                    385          416,601
                                                             ------------
                                                               2,052,606

Ohio-0.6%
Cleveland Municipal School District
  Series 04 FSA
  5.25%, 12/01/19                                 1,000        1,110,440
Port Authority of Columbiana County
  Solid Waste Facility Revenue
  (Liberty Waste Transportation LLC Project)
  Series 04A
  7.00%, 8/01/21                                    300          301,332
                                                             ------------
                                                               1,411,772


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 33


                                              Principal
                                                Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------
Oklahoma-1.7%
Tulsa County Industrial Authority Revenue
  (First Mortgage Montercau) Series 02A
  1.81%, 7/01/32                              $   3,800      $ 3,800,000

Oregon-0.8%
Oregon Department of Transportation
  (Regional Light Rail Extension-Westside) AMBAC
  5.00%, 6/01/09                                  1,515        1,639,866

Pennsylvania-1.7%
Allegheny County Airport Revenue
  (Pittsburgh Int'l Airport) Series 97 MBIA AMT
  5.75%, 1/01/06                                    650          666,471
Allegheny County
  Redevelopment Authority Revenue
  (Pittsburgh Mills Project) Series 04
  5.10%, 7/01/14                                    280          288,089
Beaver County IDA PCR
  (Cleveland Electric Project) Series 98
  3.75%, 10/01/30                                   280          279,434
Montgomery County IDA
  (Whitemarsh Continuous Care Project)
  Series 05
  6.00%, 2/01/21                                    265          269,275
Philadelphia GO Series 03A XLCA
  5.00%, 2/15/11                                  2,000        2,181,160
                                                             ------------
                                                               3,684,429

Rhode Island-0.1%
Rhode Island Industrial
  Facilities Corporation
  SWDR (Waste Management, Inc. Project)
  Series 04A AMT
  2.75%, 4/01/16                                    200          198,070
South Carolina-3.4%
Richland County School District No. 001
  Series 03 FSA SCSDE
  4.75%, 3/01/09                                  1,130        1,209,631
South Carolina Public Service Authority
  Series 05B MBIA WI
  5.00%, 1/01/11                                  3,515        3,763,581
  Series 05A FGIC WI
  5.25%, 1/01/20                                  1,000        1,089,210
York County School District No. 003
  (Rock Hill School District) Series 03 SCSDE
  5.00%, 3/01/10                                  1,335        1,448,955
                                                             ------------
                                                               7,511,377


34 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


                                              Principal
                                                Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------
Texas-6.9%
Brazos River Authority PCR (Electric Co.)
  Series 95B AMT
  5.05%, 6/01/30                                $   230         $235,474
Gulf Coast Waste Disposal Authority
  (BP Amoco Chemical Project)
  Series 03B
  1.87%, 9/01/38                                    900          900,000
  Series 03D
  3.20%, 4/01/12                                    190          190,209
Houston GO Series 02 MBIA
  5.00%, 3/01/09                                  2,750        2,956,662
Katy Development Authority (Metro Contract)
  Series 99A
  5.75%, 6/01/09                                    440          461,463
Lower Neches Valley Authority
  Industrial Development Corp.
  (Exxonmobil Project) Series 01B
  1.83%, 11/01/29                                 3,000        3,000,000
North Texas Thruway Authority
  Dallas North Thruway Systems Revenue
  Series 03C
  5.00%, 1/01/07                                    940          979,471
Red River Education Finance Revenue
  (Parish Day School Project) Series 01A
  3.10%, 12/01/31                                 1,400        1,408,050
San Antonio Electric & Gas Series 01
  5.25%, 2/01/09                                  1,600        1,731,264
Texas Public Finance Authority Revenue
  (Unemployment Compensation Assessment)
  Series 03A FSA
  5.00%, 6/15/08                                  1,500        1,598,880
Texas Tech University Revenues
  Series 96 AMBAC
  6.00%, 2/15/06                                  1,570        1,622,595
                                                             ------------
                                                              15,084,068

Utah-0.7%
Alpine School District Series 02
  5.00%, 3/15/11                                  1,340        1,463,682

Washington-1.7%
Seattle Municipal Light & Power Revenue
  Series 01
  5.50%, 3/01/08                                  1,300        1,398,982
  Series 01 FSA
  5.50%, 3/01/09                                  1,000        1,094,630
Washington Public Power Supply System
  (Nuclear Project No. 2) Series 98A
  5.75%, 7/01/09                                  1,100        1,212,002
                                                             ------------
                                                               3,705,614


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 35


                                              Shares or
                                              Principal
                                                Amount
Company                                         (000)       U.S. $ Value
-------------------------------------------------------------------------------
Wisconsin-1.0%
Wisconsin Transportation Revenue
  Series 05A FSA
  5.00%, 7/01/24                                $ 2,040     $  2,163,196

Total Municipal Bonds
  (cost $121,553,887)                                        121,605,932

COMMON STOCKS & OTHER INVESTMENTS-48.1%

United States Investments-31.8%
Finance-7.2%
Banking-3.2%
Bank of America Corp.                            18,862          879,912
Citigroup, Inc.                                  46,800        2,233,296
Fannie Mae                                        8,800          514,448
Freddie Mac                                       7,000          434,000
J.P. Morgan Chase & Co.                          33,300        1,217,115
National City Corp.                              22,100          790,517
SunTrust Banks, Inc.                              7,800          565,032
Wachovia Corp.                                    7,700          408,177
                                                             ------------
                                                               7,042,497

Financial Services-1.6%
Franklin Resources, Inc.                          6,000          421,140
Lehman Brothers Holdings, Inc.                    6,100          556,198
MBNA Corp.                                       36,950          937,421
Merrill Lynch & Co., Inc.                        15,300          896,274
The Charles Schwab Corp.                         28,100          295,050
The Goldman Sachs Group, Inc.                     3,500          380,800
                                                             ------------
                                                               3,486,883

Insurance-2.4%
American International Group, Inc.               20,450        1,366,060
MetLife, Inc.                                     7,600          311,904
The Chubb Corp.                                   6,800          537,948
The Hartford Financial Services Group, Inc.       4,900          352,555
The Progressive Corp.                             3,700          322,270
The St. Paul Travelers Cos., Inc.                 7,933          303,993
UnitedHealth Group, Inc.                         12,700        1,157,732
WellPoint, Inc.(b)                                2,100          256,326
XL Capital Ltd. Cl.A                              8,500          637,500
                                                             ------------
                                                               5,246,288
                                                             ------------
                                                              15,775,668

Technology-6.6%
Data Processing-4.1%
Apple Computer, Inc.(b)                          22,000          986,920
Arrow Electronics, Inc.(b)                        6,500          174,850
Avnet, Inc.(b)                                   14,200          275,480
Dell, Inc.(b)                                    41,800        1,675,762
Electronic Arts, Inc.(b)                         22,300        1,438,127


36 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------

Google, Inc. Cl.A(b)                              4,050      $   761,360
Hewlett-Packard Co.                              41,700          867,360
Ingram Micro, Inc.(b)                             6,000          107,520
Microsoft Corp.                                  60,800        1,530,944
Network Appliance, Inc.(b)                       11,700          351,117
Sanmina-SCI Corp.(b)                             47,600          264,180
Solectron Corp.(b)                               65,400          323,730
Tech Data Corp.(b)                                7,900          323,821
                                                             ------------
                                                               9,081,171

Electrical & Electronics-2.1%
ADC Telecommunications, Inc.(b)                  32,400           74,520
Broadcom Corp. Cl.A(b)                           23,300          751,425
Cisco Systems, Inc.(b)                           20,700          360,594
Corning, Inc.(b)                                 82,800          949,716
Juniper Networks, Inc.(b)                        43,800          943,452
QUALCOMM, Inc.                                   35,000        1,263,850
Tellabs, Inc.(b)                                 45,400          321,886
                                                             ------------
                                                               4,665,443

Electronic Components & Instruments-0.4%
Advanced Micro Devices, Inc.(b)                   8,800          153,560
Applied Materials, Inc.(b)                       11,300          197,750
Symantec Corp.(b)                                20,900          460,009
                                                             ------------
                                                                 811,319
                                                             ------------
                                                              14,557,933

Consumer Cyclical-5.5%
Broadcasting & Publishing-1.8%
Comcast Corp. Cl.A Special(b)                    16,400          522,504
The E.W. Scripps Co. Cl.A                        15,900          733,944
Time Warner, Inc.(b)                             59,800        1,030,354
Yahoo!, Inc.(b)                                  48,100        1,552,187
                                                             ------------
                                                               3,838,989

Business & Public Services-0.1%
The Interpublic Group of Cos., Inc.(b)           25,400          333,756

Leisure & Tourism-0.5%
McDonald's Corp.                                 16,100          532,588
Starbucks Corp.(b)                               10,000          518,100
                                                             ------------
                                                               1,050,688

Merchandising-2.8%
Amazon.com, Inc.(b)                               5,100          179,418
Bed Bath & Beyond, Inc.(b)                        4,300          161,336
eBay, Inc.(b)                                    36,400        1,559,376
Lowe's Cos., Inc.                                23,100        1,357,818
Office Depot, Inc.(b)                            36,000          693,000
Target Corp.                                     33,200        1,687,224
Wal-Mart Stores, Inc.                             5,500          283,855
Whole Foods Market, Inc.                          1,800          185,076
                                                             ------------
                                                               6,107,103


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 37


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Textiles & Apparel-0.3%
Jones Apparel Group, Inc.                        13,500      $   428,895
V. F. Corp.                                       3,300          197,208
                                                             ------------
                                                                 626,103
                                                             ------------
                                                              11,956,639

Capital Equipment-3.0%
Aerospace & Defense-0.3%
Goodrich Corp.                                    5,700          211,071
The Boeing Co.                                    9,500          522,215
                                                             ------------
                                                                 733,286

Automobiles-0.3%
BorgWarner, Inc.                                  4,400          232,100
Cooper Tire & Rubber Co.                          4,400           85,140
Lear Corp.                                        5,200          271,180
                                                             ------------
                                                                 588,420

Industrial Components-0.4%
Eaton Corp.                                      11,000          767,250

Multi-Industry-2.0%
Cooper Industries, Ltd. Cl.A                      5,800          402,346
General Electric Co.                             78,600        2,766,720
Hubbell, Inc. Cl.B                               10,600          570,280
Parker Hannifin Corp.                             2,500          164,500
Textron, Inc.                                     6,500          502,775
                                                             ------------
                                                               4,406,621
                                                             ------------
                                                               6,495,577

Medical-2.4%
Health & Personal Care-2.4%
Amgen, Inc.(b)                                   17,900        1,102,819
Avon Products, Inc.                              19,500          834,015
Boston Scientific Corp.(b)                       21,000          685,860
HCA, Inc.                                         7,000          330,470
Medco Health Solutions, Inc.(b)                  14,300          635,206
Pfizer, Inc.                                      7,900          207,691
St. Jude Medical, Inc.(b)                        24,000          938,400
Zimmer Holdings, Inc.(b)                          7,050          605,595
                                                             ------------
                                                               5,340,056

Energy-2.0%
Energy Equipment & Services-0.3%
Baker Hughes, Inc.                                4,100          193,848
Halliburton Co.                                   9,200          404,524
                                                             ------------
                                                                 598,372


38 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Energy Sources-1.7%
ChevronTexaco Corp.                              17,000      $ 1,055,360
ConocoPhillips                                   11,300        1,253,057
Occidental Petroleum Corp.                       15,100        1,061,077
Valero Energy Corp.                               6,400          455,936
                                                             ------------
                                                               3,825,430
                                                             ------------
                                                               4,423,802

Consumer Staples-1.6%
Beverages & Tobacco-0.6%
Altria Group, Inc.                                9,000          590,850
PepsiCo, Inc.                                    13,300          716,338
                                                             ------------
                                                               1,307,188

Food & Household Products-1.0%
Safeway, Inc.(b)                                 13,000          239,200
SUPERVALU, Inc.                                   8,200          260,514
The Kroger Co.(b)                                23,500          422,765
The Procter & Gamble Co.                         26,000        1,380,340
                                                             ------------
                                                               2,302,819
                                                             ------------
                                                               3,610,007

Utilities-1.4%
Electric & Gas-1.4%
American Electric Power Co., Inc.                12,900          430,860
Constellation Energy Group, Inc.                 10,200          524,994
Entergy Corp.                                     5,500          380,160
FirstEnergy Corp.                                 9,200          379,408
TXU Corp.                                        13,600        1,037,000
Wisconsin Energy Corp.                            7,200          249,984
                                                             ------------
                                                               3,002,406

Industrial Commodities-0.8%
Forest & Paper-0.7%
Georgia-Pacific Corp.                            15,600          558,636
International Paper Co.                           3,300          123,255
Kimberly-Clark Corp.                              4,600          303,508
MeadWestvaco Corp.                               17,400          545,664
                                                             ------------
                                                               1,531,063

Metal - Nonferrous-0.1%
Alcoa, Inc.                                       4,400          141,328
                                                             ------------
                                                               1,672,391

Transportation-0.7%
Transportation - Road & Rail-0.7%
Burlington Northern Santa Fe Corp.                5,500          276,485
CSX Corp.                                         2,300           95,013
Norfolk Southern Corp.                           22,700          814,703
United Parcel Service, Inc. Cl.B                  4,600          356,454
                                                             ------------
                                                               1,542,655

Construction & Housing-0.4%
Building Materials-0.2%
Masco Corp.                                      15,000          505,800


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 39


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Construction & Housing-0.2%
Pulte Homes, Inc.                                 5,100      $    397,902
                                                             ------------
                                                                 903,702

Telecommunications-0.2%
Sprint Corp.                                     17,900          423,872

Total United States Investments
  (cost $60,787,672)                                          69,704,708

Foreign Investments-16.3%
Australia-0.3%
Coles Myer, Ltd.                                 22,313          168,666
Rinker Group, Ltd.                               32,750          294,614
Westpac Banking Corp.                             5,183           78,182
                                                             ------------
                                                                 541,462

Belgium-0.1%
Delhaize Group                                    4,000          315,047

Bermuda-0.6%
Marvell Technology Group, Ltd.(b)                16,700          611,053
Nabors Industries, Ltd.(b)                       13,300          763,420
                                                             ------------
                                                               1,374,473

Brazil-0.2%
Petroleo Brasileiro, SA (ADR)                     7,400          314,500
Votorantim Celulose e Papel, SA (ADR)             7,000          103,600
                                                             ------------
                                                                 418,100

Canada-0.6%
Alcan, Inc.                                       5,700          227,602
Bank of Nova Scotia                              11,800          382,682
Magna International, Inc. Cl.A                    2,000          147,803
Manulife Financial Corp.                          6,000          276,942
Novelis, Inc.                                     1,140           26,804
Research In Motion, Ltd.(b)                       4,200          277,662
                                                             ------------
                                                               1,339,495

China-0.1%
China Petroleum & Chemical Corp. Cl.H           302,000          137,319

France-1.6%
Arcelor                                          20,940          519,053
Assurances Generales de France                    6,400          491,698
BNP Paribas, SA                                   3,000          217,509
Compagnie de Saint-Gobain                         1,700          105,027
Credit Agricole, SA                               7,500          222,143
Essilor International, SA                         2,159          151,323
Groupe Danone                                     1,348          134,107
Renault, SA                                       3,300          298,630
Sanofi-Synthelabo, SA                             7,125          568,084
Schneider Electric, SA                            1,607          128,068


40 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Societe Generale                                  1,700      $   179,290
Total, SA                                         2,397          569,881
                                                             ------------
                                                               3,584,813

Germany-0.7%
Continental AG                                    7,400          549,355
HeidelbergCement AG                               3,400          224,475
MAN AG                                            4,500          209,059
Porsche AG pfd.                                     203          146,886
SAP AG                                            1,971          321,362
Siemens AG                                          478           37,582
                                                             ------------
                                                               1,488,719

Greece-0.0%
EFG Eurobank Ergasias                             1,807           64,025

Hong Kong-0.2%
Esprit Holdings, Ltd.                            53,000          378,180

Hungary-0.1%
MOL Magyar Olaj-es Gazipari Rt.                   1,900          166,787

India-0.0%
Infosys Technologies, Ltd.                        1,354           69,276

Ireland-0.4%
Allied Irish Banks PLC                            7,470          160,350
Anglo Irish Bank Corp. PLC                        7,837          206,192
CRH PLC                                          12,875          362,087
Depfa Bank PLC                                    7,400          121,659
                                                             ------------
                                                                 850,288

Israel-0.4%
Bank Hapoalim, Ltd.                              52,400          190,215
Teva Pharmaceutical Industries, Ltd. (ADR)       24,800          746,728
                                                             ------------
                                                                 936,943

Italy-0.3%
Eni SpA                                          25,711          671,684
Fastweb(b)                                        1,463           77,786
Fastweb Rights, expiring 3/16/05(b)               1,463            4,310
                                                             ------------
                                                                 753,780

Japan-2.7%
Aeon Credit Service Co., Ltd.                     2,600          175,542
Aiful, Corp.                                      2,600          298,524
Aisin Seiki Co., Ltd.                               700           15,768
Canon, Inc.                                      14,300          756,278
Daikin Industries, Ltd.                           1,100           27,576
Daito Trust Construction Co., Ltd.                2,800          114,791
Denso Corp.                                      16,200          415,273
Eisai Co., Ltd.                                   6,200          209,473
Honda Motor Co., Ltd.                            12,600          676,206
Hoya Corp.                                        4,000          432,820


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 41


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
JFE Holdings, Inc.                                7,900      $   243,194
Keyence Corp.                                     1,300          314,294
Mitsubishi Corp.                                 26,000          353,071
Mitsubishi Tokyo Financial Group, Inc.               19          174,075
Mitsui & Co., Ltd.                               17,000          173,411
Nippon Meat Packers, Inc.                        10,000          138,307
Nissan Motor Co., Ltd.                           22,900          246,017
Nitto Denko Corp.                                 1,900          103,596
Promise Co., Ltd.                                 4,200          292,609
Sumitomo Mitsui Financial Group, Inc.                60          416,065
Suzuki Motor Corp.                                6,200          117,139
UFJ Holdings, Inc.(b)                                37          204,306
                                                             ------------
                                                               5,898,335

Mexico-0.2%
America Movil SA de CV (ADR)                      5,300          311,110
Grupo Televisa, SA (ADR)                          1,400           90,230
                                                             ------------
                                                                 401,340

Netherlands-0.4%
ASML Holding NV(b)                                7,252          133,330
ING Groep NV                                     23,963          735,950
Royal Numico NV(b)                                1,440           58,071
                                                             ------------
                                                                 927,351

Panama-0.2%
Carnival Corp.                                    9,750          530,205

Russia-0.1%
Mobile Telesystems (ADR)                          3,600          144,324

Singapore-0.2%
Flextronics International, Ltd.(b)               10,100          134,835
Singapore Telecommunications, Ltd.              212,580          343,424
                                                             ------------
                                                                 478,259

South Africa-0.1%
ABSA Group, Ltd.                                 11,623          158,511
MTN Group, Ltd.                                   9,840           80,685
                                                             ------------
                                                                 239,196

South Korea-0.7%
Hyundai Motor Co., Ltd.                           3,300          189,170
Kookmin Bank                                      4,500          207,164
POSCO                                             2,500          546,175
Samsung Electronics Co., Ltd. (GDR)(a)              881          228,179
Samsung Electronics Co., Ltd.                       130           67,610
Shinhan Financial Group Co., Ltd.                 6,500          192,314
                                                             ------------
                                                               1,430,612

Spain-0.6%
ACS, Actividades de Construccion y
Servicios, SA                                     5,094          129,906
Banco Bilbao Vizcaya Argentaria, SA              17,498          302,540
Endesa, SA                                        2,600           58,765


42 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Gestevision Telecinco, SA(b)                      5,752      $   126,602
Inditex, SA                                       8,590          265,218
Repsol YPF, SA                                   12,900          351,433
                                                             ------------
                                                               1,234,464

Sweden-0.2%
Svenska Cellulosa AB Cl.B                         7,000          273,722
Telefonaktiebolaget LM Ericsson Cl.B(b)          20,050           58,899
                                                             ------------
                                                                 332,621

Switzerland-1.5%
Alcon, Inc.                                      12,500        1,078,750
Compagnie Financiere Richemont AG Cl.A            8,488          268,561
Credit Suisse Group                              13,105          570,613
Nobel Biocare Holding AG                            989          215,385
Novartis AG                                       9,981          499,350
Roche Holdings AG                                 2,485          261,870
Synthes, Inc.                                       686           82,903
UBS AG                                            4,167          361,701
                                                             ------------
                                                               3,339,133

Taiwan-0.4%
Asustek Computer, Inc.                           37,000          106,371
Compal Electronics, Inc. (GDR)(a)(b)             62,443          309,093
Hon Hai Precision Industry Co., Ltd. (GDR)(a)    19,446          185,127
Taiwan Semiconductor Manufacturing Co.,
  Ltd. (ADR)                                     35,277          321,726
                                                             ------------
                                                                 922,317

Thailand-0.1%
PTT Public Co., Ltd.                             41,100          232,155

United Kingdom-3.3%
Aviva PLC                                        26,329          327,260
BHP Billiton PLC                                 10,381          154,939
BP PLC                                           33,500          361,863
Capita Group PLC                                 27,924          203,416
Carnival PLC                                      6,340          364,232
Enterprise Inns PLC                              10,391          149,538
George Wimpey PLC                                16,200          146,031
GlaxoSmithKline PLC                              12,500          298,645
GUS PLC                                          17,682          320,064
HBOS PLC                                         19,550          310,818
Hilton Group PLC                                 16,336           98,373
HSBC Holdings PLC                                15,116          252,091
InterContinental Hotels Group PLC                 7,232           92,499
Persimmon PLC                                     6,000           89,581
Reckitt Benckiser PLC                            14,678          462,221
RMC Group PLC                                    14,000          229,947
Royal Bank of Scotland Group PLC                 28,663          981,062
SABMiller PLC                                     6,130          101,221
Smith & Nephew PLC                               18,427          189,215
Standard Chartered PLC                            6,843          125,557


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 43


                                              Shares or
                                              Principal
                                                Amount
Company                                          (000)       U.S. $ Value
-------------------------------------------------------------------------------
Taylor Woodrow PLC                               21,700      $   124,965
Tesco PLC                                        98,361          576,785
Vodafone Group PLC                              104,400          272,907
Whitbread PLC                                    12,400          215,007
WPP Group PLC                                    25,007          287,252
Xstrata PLC                                      17,850          375,354
                                                             ------------
                                                               7,110,843

Total Foreign Investments
  (cost $27,996,835)                                          35,639,862

Total Common Stocks & Other Investments
  (cost $88,784,507)                                         105,344,570

SHORT-TERM INVESTMENT-0.3%
Time Deposit-0.3%
State Street Euro Dollar
  1.85%, 3/01/05
  (cost $778,000)                                  $778          778,000

Total Investments-104.0%
  (cost $211,116,394)                                        227,728,502

Other assets less liabilities-(4.0%)                          (8,846,457)

Net Assets-100%                                             $218,882,045


FINANCIAL FUTURES CONTRACTS PURCHASED (see Note D)

                                                     Value at
              Number of   Expiration    Original   February 28,  Unrealized
    Type      Contracts      Month        Value        2005     Appreciation
-------------------------------------------------------------------------------
Euro STOXX 50     5        March 2005    $193,524    $201,734      $8,210


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                             Rate Type
                                    ---------------------------
               Notional               Payments       Payments      Unrealized
     Swap       Amount  Termination    made by      received by   Appreciation/
Counterparty     (000)     Date     the Strategy   the Strategy  (Depreciation)
-------------------------------------------------------------------------------
Goldman Sachs   $3,200    2/03/06     76.48% of         BMA*       $ (3,777)
                                    1 month LIBOR+
  JP Morgan      1,500    9/01/06        BMA*          2.173%       (10,741)
  JP Morgan      1,500    2/01/12       3.365%          BMA*          5,913
Merrill Lynch    3,200    2/03/06        BMA*         85.10% of      14,886
                                                   1 month LIBOR+


*    BMA (Bond Market Association)

+    LIBOR (London Interbank Offered Rate)


44 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate market value of these securities amounted to $1,343,223 or 0.6% of net assets.

(b)  Non-income producing security.

     Glossary of Terms:

     ACA     -     American Capital Access Financial Guaranty Corporation
     ADR     -     American Depositary Receipt
     AMBAC   -     American Municipal Bond Assurance Corporation
     AMT     -     Alternative Minimum Tax--(subject to)
     BANS    -     Bond Anticipation Notes
     CDD     -     Community Development District
     COP     -     Certificate of Participation
     FGIC    -     Financial Guaranty Insurance Company
     FSA     -     Financial Security Assurance Inc.
     GABS    -     Grant Aniticipation Bonds
     GDR     -     Global Depositary Receipt
     GO      -     General Obligation
     IDA     -     Industrial Development Authority
     MBIA    -     Municipal Bond Investors Assurance
     PCR     -     Pollution Control Revenue
     pfd.    -     Preferred Stock
     SCSDE   -     The South Carolina State Department of Education
     SWDR    -     Solid Waste Disposal Revenue
     XLCA    -     XL Capital Assurance Inc.
     WI      -     When-issued Securities

     See notes to financial statements.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 45


WEALTH PRESERVATION STRATEGY
PORTFOLIO OF INVESTMENTS
February 28, 2005 (unaudited)

                                              Principal
                                               Amount
                                                (000)      U.S. $ Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS-68.9%

Alabama-3.3%
Alabama Public School & College Authority
  (Campus Improvement & Economic
  Development) Series 03 FGIC
  5.00%, 12/01/21                               $ 1,235      $ 1,306,605
Jefferson County Limited Obligation
  School Warrant Series 04A
  5.00%, 1/01/10                                  1,000        1,066,970
Jefferson County Sewer Revenue
  (Capital Improvement Warrants)
  Series 99A FGIC
  Prerefunded 2/01/09 @ 101
  5.00%, 2/01/33                                  1,100        1,195,909
  Series 02
  Prerefunded 08/01/2012 @ 100
  5.00%, 2/01/41                                  1,000        1,095,090
                                                             ------------
                                                               4,664,574

Alaska-0.9%
North Slope Boro (Capital Appreciation)
  Series 63A MBIA
  zero coupon, 6/30/05                            1,200        1,190,844

Arizona-1.4%
Arizona State Transportation Board
GANS Series 01 MBIA
  5.00%, 1/01/08                                  1,000        1,059,930
Gilbert Water Resource Municipal Property
  (Wastewater System & Utility) Series 04
  3.00%, 4/01/07                                    475          469,566
Phoenix Civic Improvement Corporation
  Wastewater System Revenue Junior Lien
  Series 04 MBIA
  5.00%, 7/01/21                                    400          425,100
                                                             ------------
                                                               1,954,596

Arkansas-0.9%
Arkansas State Development Finance Authority
  Exempt Facs Revenue Series 01
  2.85%, 8/01/21                                    210          209,481
Hot Springs Sales & Use Tax Series 01
  4.125%, 7/01/08                                   965          998,486
                                                             ------------
                                                               1,207,967

California-7.8%
California Department of Transportation
  Revenue
  GABS Series 04A FGIC
  5.00%, 2/01/12                                  1,450        1,599,292


46 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


                                              Principal
                                               Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------
California Department of Water Resources
Power Supply Revenue Series 02A MBIA-IBC
  5.50%, 5/01/10                                $   325      $   362,745
California Economic Recovery Series 04A
  5.00%, 7/01/09                                  1,000        1,081,410
  5.25%, 1/01/10                                    900          986,103
California GO Series 03
  4.00%, 2/01/08                                    455          469,251
  Series 00
  4.75%, 3/01/06                                    500          510,735
  Series 04
  5.00%, 3/01/08                                    350          371,245
  Series 05
  5.00%, 3/01/08                                    750          795,525
California Statewide Communities
  Development Authority Revenue
  (Kaiser Permanente) Series 04F
  2.30%, 4/01/33                                    240          236,357
Los Angeles County TRANS Series 04
  3.00%, 6/30/05                                  1,500        1,504,380
Los Angeles Unified School District
  TRANS Series 04A
  3.00%, 9/01/05                                  1,730        1,736,730
Newark Unified School District Series 05 MBIA
  5.00%, 8/01/23                                    375          399,011
San Francisco Community College District
  Series 04B MBIA
  5.00%, 6/15/22                                    855          914,551
                                                             ------------
                                                              10,967,335

Colorado-0.9%
Adams 12 Five Star Schools Series 05 FSA
  5.00%, 12/15/24                                   780          828,750
Jefferson County School District No. R001
  Series 04 FSA
  5.00%, 12/15/24                                   440          467,249
                                                             ------------
                                                               1,295,999

Connecticut-1.7%
Connecticut GO Series 03G
  5.00%, 3/15/10                                  1,000        1,087,420
Connecticut State Development Authority PCR
  Series 96 AMBAC AMT
  3.35%, 5/01/31                                  1,300        1,295,203
                                                             ------------
                                                               2,382,623


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 47


                                              Principal
                                               Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------
District of Columbia-1.7%
District of Columbia GO
  Series 93B-1 AMBAC
  5.50%, 6/01/07                                $ 1,000      $ 1,059,640
  Series 03A MBIA
  5.50%, 6/01/10                                  1,135        1,257,171
                                                             ------------
                                                               2,316,811

Florida-4.8%
Broward County GO Series 03
  5.00%, 1/01/09                                  1,200        1,287,480
Dade County School District Series 94 MBIA
  5.00%, 8/01/12                                  1,000        1,097,140
Florida Board of Education Lottery Revenue
  Series 03A
  4.00%, 7/01/05                                  1,200        1,207,524
Florida Board of Education (Public Education)
  Series 03B
  5.00%, 6/01/09                                  1,000        1,080,350
Florida Department of Transportation
  (Right of Way) Series 03A
  3.00%, 7/01/05                                  1,100        1,103,289
Jacksonville Economic Development Community
  Health Care Facilities Revenue Series 03B
  4.00%, 9/01/23                                    870          885,643
                                                             ------------
                                                               6,661,426

Illinois-1.7%
Chicago Illinois Series 93B AMBAC
  5.00%, 1/01/10                                  1,385        1,496,936
Winnebago & Boone County
  School District No. 205 TANS
  3.16%, 9/29/05                                    900          902,214
                                                             ------------
                                                               2,399,150

Indiana-1.7%
Indiana Health Facility Financing
  Authority Revenue
  (Ascension Health Subordinated Credit)
  Series 05A
  5.00%, 5/01/07                                    900          936,207
Indiana Transportation Finance Authority
  Highway Revenue Series 03A FSA
  5.00%, 6/01/09                                     25           27,112
  unrefunded balance
  5.00%, 6/01/09                                    975        1,050,514
Rockport PCR
  (Indiana Michigan Power Co. Project)
  Series 03C
  2.625%, 4/01/25                                   330          327,651
                                                             ------------
                                                               2,341,484


48 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


                                              Principal
                                               Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------
Kansas-0.5%
Burlington PCR (Kansas Gas &
  Electric Co. Project)
  Series 04B MBIA
  2.65%, 6/01/31                                $   765      $   762,567

Kentucky-0.8%
Kentucky Property & Buildings
  Community Revenue (Project No. 74) Series 02
  5.375%, 2/01/08                                   985        1,055,693

Maine-0.3%
Maine State Housing Authority
  General Housing Revenue (Draw Down)
  Series 04A
  2.56%, 1/01/10                                    475          475,000

Maryland-0.7%
Maryland GO Series 04
  5.00%, 2/01/10                                    600          653,832
Tax Exempt Municipal Infrastructure Series 04A
  3.80%, 5/01/08(a)                                 300          302,841
                                                             ------------
                                                                 956,673

Massachusetts-3.5%
Massachusetts Bay Transportation Authority
  (General Transportation Systems) Series 96A
  5.625%, 3/01/26                                 1,090        1,135,976
Massachusetts Development Finance Agency
  Resource Recovery Revenue Series 01A
  5.50%, 1/01/11                                  1,000        1,102,900
Massachusetts GO Series 00B
  Prerefunded 6/01/10 @ 100
  5.75%, 6/01/12                                  1,100        1,236,070
  Series 02A MBIA
  5.50%, 2/01/10                                    500          553,540
  Series 03A
  5.375%, 8/01/08                                   800          863,304
                                                             ------------
                                                               4,891,790

Michigan-1.2%
Detroit Water Supply Systems Series 99A FGIC
  5.75%, 7/01/26                                  1,520        1,717,463

Minnesota-1.0%
Minneapolis School District No. 001 Series 97
  5.00%, 2/01/14                                  1,000        1,022,820
Minnesota Public Facilities Authority Water
  PCR Series 04D
  5.00%, 3/01/11                                    400          438,532
                                                             ------------
                                                               1,461,352


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 49


                                              Principal
                                               Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------
Missouri-0.3%
Missouri GO (Third State Building) Series 03A
  4.00%, 8/01/05                                $   400      $   403,104

Nevada-0.9%
Carson City School District Series 04 FSA
  5.00%, 4/01/06                                  1,100        1,130,228
Clark County PCR Series 00C AMT
  3.25%, 6/01/31                                    170          166,316
                                                             ------------
                                                               1,296,544

New Jersey-4.2%
Monmouth County GO Series 04A
  4.00%, 1/15/06                                  1,200        1,217,376
New Jersey Economic Development Authority
  (Cigarette Tax) Series 04
  5.00%, 6/15/07                                    315          328,435
  Series 04 FSA
  5.00%, 6/15/10                                    400          431,292
  Series 04 FGIC
  5.00%, 6/15/11                                    400          433,092
New Jersey Educational Facilities Authority
  (Princeton University) Series 03D
  5.00%, 7/01/07                                    770          810,918
New Jersey GO Series 05M AMBAC WI
  5.25%, 7/15/11                                  1,000        1,092,650
New Jersey State Transportation Authority
  Series 95B MBIA
  6.00%, 6/15/05                                    425          429,734
New Jersey Transportation Trust Fund Authority
  (Transportation Systems) Series 95B MBIA
  Prerefunded 06/15/05 @ 102
  5.75%, 6/15/13                                  1,100        1,133,803
                                                             ------------
                                                               5,877,300

New Mexico-0.1%
Farmington PCR (San Juan Project) Series 03B
  2.10%, 4/01/33                                    170          168,067

New York-2.5%
New York City GO
  Series 04B
  5.00%, 8/01/10                                    175          188,100
  Series 04G
  5.00%, 8/01/12                                    685          740,396
New York State Dormitory Authority Revenues
  Series 97A MBIA-IBC
  Prerefunded 2/15/2007@102
  5.75%, 8/15/22                                    400          432,448


50 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


                                              Principal
                                               Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------
New York Thruway Authority Service
  Contract Revenue (Local Highway & Bridge)
  Series 63A
  5.00%, 3/15/09                                $   585      $   627,062
New York Tobacco Settlement Financing Corp.
  Series 03A-1
  4.00%, 6/01/06                                    860          871,240
  Series 03C-1
  5.25%, 6/01/13                                    650          690,515
                                                             ------------
                                                               3,549,761

North Carolina-2.6%
Forsyth County GO (Public Improvement)
  Series 03B
  5.00%, 3/01/10                                  1,400        1,526,938
North Carolina GO (Public Improvement)
  Series 05A
  5.00%, 3/01/10                                  1,665        1,816,781
North Carolina Municipal Power Agency No. 1
  Catawba Electric Revenue Series 93 ACA
  5.50%, 1/01/10                                    300          324,624
                                                             ------------
                                                               3,668,343

Ohio-2.7%
Cleveland Municipal School District Series 04 FSA
  5.25%, 12/01/19                                   585          649,607
Columbus GO Series 04-2
  5.50%, 7/01/08                                  1,510        1,635,119
Franklin County GO Series 03
  5.00%, 6/01/05                                  1,500        1,510,665
                                                             ------------
                                                               3,795,391

Pennsylvania-2.1%
Beaver County IDA PCR
  (Cleveland Electric Project)
  Series 98
  3.75%, 10/01/30                                   160          159,677
Pennsylvania GO Series 02
  5.25%, 2/01/10                                  1,600        1,751,728
Philadelphia Municipal Authority Revenue
  Series 03A, FSA
  4.00%, 5/15/05                                  1,000        1,003,840
                                                             ------------
                                                               2,915,245

Rhode Island-0.9%
Rhode Island Economic Development Corp.
  (Apartment Revenue) Series 03A AMT
  4.00%, 7/01/05                                  1,005        1,010,809
Rhode Island Housing & Mortgage Finance Corp.
  (Homeowner Opportunity Notes)
  Series 02-41-C AMT
  3.375%, 11/01/05                                  295          296,965
                                                             ------------
                                                               1,307,774


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 51


                                              Principal
                                               Amount
                                                (000)       U.S. $ Value
-------------------------------------------------------------------------------
South Carolina-4.5%
Beaufort County School District
  Series 04C SCSDE
  5.00%, 4/01/09                                $   600      $   645,720
Orangeburg Projects Corp. Capital Projects
  Sales & Use Tax Revenue Series 02 MBIA
  4.50%, 4/01/05                                  1,000        1,001,940
Richland County School District No. 001
  Series 03 FSA SCSDE
  4.75%, 3/01/09                                    855          915,252
South Carolina Public Service
  Authority Revenue
  Series 05B MBIA WI
  5.00%, 1/01/11                                  1,740        1,863,053
South Carolina School Facilities Series 02A
  4.00%, 1/01/07                                    750          769,417
York County School District No. 003
  (Rock Hill School District) Series 03 SCSDE
  5.00%, 3/01/10                                  1,050        1,139,628
                                                             ------------
                                                               6,335,010

Tennessee-0.7%
Hamilton County GO Series 04
  5.00%, 1/01/06                                    940          960,351

Texas-7.5%
Brazos River Authority PCR (Electric Co.)
  Series 95B AMT
  5.05%, 6/01/30                                    300          307,140
Carrollton Farmers Branch
  Independent School District
  5.00%, 2/15/09                                  1,325        1,423,514
El Paso Airport Revenue
  (El Paso International Airport)
  Series 03 FSA AMT
  4.00%, 8/15/05                                  1,000        1,007,690
Garland Texas Independent School District
  Series 04A PSF-GTD
  5.00%, 2/15/20                                    700          747,866
Gulf Coast Waste Disposal Authority (BP Amoco
  Chemical Project) Series 03D
  3.20%, 4/01/12                                    290          290,319
Houston Water & Sewer System Revenue
  Series 95A MBIA
  6.20%, 12/01/25                                 1,100        1,132,846
North Texas Thruway Authority Dallas
  North Thruway Systems Revenue Series 03C
  5.00%, 1/01/07                                    740          771,073
San Antonio Electric & Gas
  Series 01
  5.00%, 2/01/07                                  2,300        2,400,901
  Series 95
  5.375%, 2/01/18                                 1,100        1,140,975


52 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


                                              Shares or
                                              Principal
                                               Amount
Company                                         (000)       U.S. $ Value
-------------------------------------------------------------------------------
Texas Public Finance Authority Revenue
  (Unemployment Compensation Assessment)
  Series 03A FSA
  5.00%, 6/15/08                                $ 1,160      $ 1,236,467
                                                             ------------
                                                              10,458,791

Utah-0.7%
Box Elder County School District Series 01
  5.00%, 6/15/05                                  1,000        1,008,300

Virginia-2.0%
Virginia College Building Authority
  5.00%, 2/01/07                                  1,500        1,567,800
Virginia Transportation Board
  (Northern Virginia Transportation PG Project)
  Series 02A
  3.00%, 5/15/05                                  1,200        1,202,280
                                                             ------------
                                                               2,770,080

Washington-2.4%
Seattle Municipal Light & Power Revenue
  Series 01
  5.50%, 3/01/08                                  1,000        1,076,140
Washington GO Series 01R-A
  5.25%, 9/01/05                                  1,260        1,278,799
Washington Public Power Supply System
  (Nuclear Project No. 2) Series 98A
  5.75%, 7/01/09                                    860          947,565
                                                             ------------
                                                               3,302,504

Total Municipal Bonds
  (cost $96,729,780)                                          96,519,912

COMMON STOCKS & OTHER INVESTMENTS-29.7%

United States Investments-19.4%
Finance-4.5%
Banking-1.9%
Bank of America Corp.                             7,952          370,961
Citigroup, Inc.                                  19,900          949,628
Fannie Mae                                        3,300          192,918
Freddie Mac                                       3,100          192,200
J.P. Morgan Chase & Co.                          12,700          464,185
National City Corp.                               6,300          225,351
SunTrust Banks, Inc.                              2,500          181,100
Wachovia Corp.                                    3,500          185,535
                                                             ------------
                                                               2,761,878

Financial Services-1.0%
Franklin Resources, Inc.                          2,400          168,456
Lehman Brothers Holdings, Inc.                    2,200          200,596
MBNA Corp.                                       14,620          370,909


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 53


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         6,100      $   357,338
The Charles Schwab Corp.                         11,000          115,500
The Goldman Sachs Group, Inc.                     1,400          152,320
                                                             ------------
                                                               1,365,119

Insurance-1.6%
American International Group, Inc.                8,350          557,780
MetLife, Inc.                                     5,100          209,304
The Chubb Corp.                                   3,600          284,796
The Hartford Financial Services Group, Inc.       1,200           86,340
The Progressive Corp.                             1,500          130,650
The St. Paul Travelers Cos., Inc.                 2,036           78,020
UnitedHealth Group, Inc.                          5,100          464,916
WellPoint, Inc.(b)                                1,100          134,266
XL Capital, Ltd Cl.A                              3,800          285,000
                                                             ------------
                                                               2,231,072
                                                             ------------
                                                               6,358,069

Technology-4.3%
Data Processing-2.8%
Apple Computer, Inc.(b)                           8,700          390,282
Arrow Electronics, Inc.(b)                        3,500           94,150
Avnet, Inc.(b)                                    9,300          180,420
Dell, Inc.(b)                                    16,700          669,503
Electronic Arts, Inc.(b)                          8,800          567,512
Google, Inc. Cl. A(b)                             1,800          338,382
Hewlett-Packard Co.                              24,600          511,680
Ingram Micro, Inc.(b)                             1,000           17,920
Microsoft Corp.                                  24,900          626,982
Network Appliance, Inc.(b)                        4,600          138,046
Sanmina-SCI Corp.(b)                             20,400          113,220
Solectron Corp.(b)                               30,725          152,089
Tech Data Corp.(b)                                1,400           57,386
                                                             ------------
                                                               3,857,572

Electrical & Electronics-1.3%
ADC Telecommunications, Inc.(b)                  20,900           48,070
Broadcom Corp. Cl.A(b)                            9,200          296,700
Cisco Systems, Inc.(b)                            6,800          118,456
Corning, Inc.(b)                                 33,000          378,510
Juniper Networks, Inc.(b)                        17,900          385,566
QUALCOMM, Inc.                                   14,800          534,428
Tellabs, Inc.(b)                                  8,700           61,683
                                                             ------------
                                                               1,823,413

Electronic Components & Instruments-0.2%
Advanced Micro Devices, Inc.(b)                   3,000           52,350
Applied Materials, Inc.(b)                        3,600           63,000
Symantec Corp.(b)                                 7,000          154,070
                                                             ------------
                                                                 269,420
                                                             ------------
                                                               5,950,405


54 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Consumer Cyclical-3.3%
Broadcasting & Publishing-1.1%
Comcast Corp. Cl.A Special(b)                     7,200      $   229,392
The E.W. Scripps Co. Cl.A                         6,400          295,424
Time Warner, Inc.(b)                             20,400          351,492
Yahoo!, Inc.(b)                                  19,000          613,130
                                                             ------------
                                                               1,489,438

Business & Public Services-0.1%
The Interpublic Group of Cos., Inc.(b)           13,400          176,076

Leisure & Tourism-0.3%
McDonald's Corp.                                  6,700          221,636
Starbucks Corp.(b)                                4,000          207,240
                                                             ------------
                                                                 428,876

Merchandising-1.6%
eBay, Inc.(b)                                    14,400          616,896
Lowe's Cos., Inc.                                 9,150          537,837
Office Depot, Inc.(b)                             9,200          177,100
Target Corp.                                     14,300          726,726
Wal-Mart Stores, Inc.                             1,900           98,059
Whole Foods Market, Inc.                            700           71,974
                                                             ------------
                                                               2,228,592

Textiles & Apparel-0.2%
Jones Apparel Group, Inc.                         4,400          139,788
V. F. Corp.                                       1,400           83,664
                                                             ------------
                                                                 223,452
                                                             ------------
                                                               4,546,434

Capital Equipment-1.9%
Aerospace & Defense-0.3%
Goodrich Corp.                                    3,800          140,714
The Boeing Co.                                    4,800          263,856
                                                             ------------
                                                                 404,570

Automobiles-0.1%
BorgWarner, Inc.                                  2,000          105,500
Lear Corp.                                        1,200           62,580
                                                             ------------
                                                                 168,080

Industrial Components-0.2%
Eaton Corp.                                       3,200          223,200

Multi-Industry-1.3%
Cooper Industries, Ltd. Cl.A                      3,900          270,543
General Electric Co.                             32,700        1,151,040
Hubbell, Inc. Cl. B                               1,500           80,700
Textron, Inc.                                     4,400          340,340
                                                             ------------
                                                               1,842,623
                                                             ------------
                                                               2,638,473


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 55


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Medical-1.4%
Health & Personal Care-1.4%
Amgen, Inc.(b)                                    7,100      $   437,431
Avon Products, Inc.                               7,700          329,329
Boston Scientific Corp.(b)                        8,300          271,078
HCA, Inc.                                         1,900           89,699
Medco Health Solutions, Inc.(b)                   6,200          275,404
St. Jude Medical, Inc.(b)                         9,500          371,450
Zimmer Holdings, Inc.(b)                          2,800          240,520
                                                             ------------
                                                               2,014,911

Energy-1.2%
Energy Equipment & Services-0.2%
Baker Hughes, Inc.                                1,600           75,648
Halliburton Co.                                   3,700          162,689
                                                             ------------
                                                                 238,337

Energy Sources-1.0%
ChevronTexaco Corp.                               4,900          304,192
ConocoPhillips                                    4,900          543,361
Occidental Petroleum Corp.                        4,800          337,296
Valero Energy Corp.                               3,000          213,720
                                                             ------------
                                                               1,398,569
                                                             ------------
                                                               1,636,906

Consumer Staples-1.0%
Beverages & Tobacco-0.3%
Altria Group, Inc.                                3,700          242,905
PepsiCo, Inc.                                     2,900          156,194
                                                             ------------
                                                                 399,099

Food & Household Products-0.7%
Safeway, Inc.(b)                                 13,000          239,200
SUPERVALU, Inc.                                   5,500          174,735
The Kroger Co.(b)                                14,500          260,855
The Procter & Gamble Co.                          7,250          384,902
                                                             ------------
                                                               1,059,692
                                                             ------------
                                                               1,458,791

Utilities-0.7%
Electric & Gas-0.7%
American Electric Power Co., Inc.                 8,700          290,580
Entergy Corp.                                     3,700          255,744
FirstEnergy Corp.                                 6,200          255,688
Wisconsin Energy Corp.                            4,900          170,128
                                                             ------------
                                                                 972,140

Transportation-0.5%
Transportation - Road & Rail-0.5%
Burlington Northern Santa Fe Corp.                3,700          185,999
CSX Corp.                                         1,600           66,096
Norfolk Southern Corp.                            9,800          351,722
United Parcel Service, Inc. Cl. B                 1,900          147,231
                                                             ------------
                                                                 751,048


56 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Industrial Commodities-0.4%
Forest & Paper-0.4%
Georgia-Pacific Corp.                            10,500      $   376,005
International Paper Co.                           2,500           93,375
Kimberly-Clark Corp.                              1,100           72,578
Smurfit-Stone Container Corp.(b)                  3,400           56,542
                                                             ------------
                                                                 598,500

Telecommunications-0.1%
Sprint Corp.                                      6,700          158,656
Construction & Housing-0.1%
Pulte Homes, Inc.                                 2,000          156,040

Total United States Investments
  (cost $23,220,382)                                          27,240,373

Foreign Investments-10.3%
Australia-0.2%
Coles Myer, Ltd.                                  9,073           68,583
Rinker Group, Ltd.                               12,767          114,850
Westpac Banking Corp.                             2,063           31,119
                                                             ------------
                                                                 214,552

Belgium-0.1%
Delhaize Group                                    1,600          126,019

Bermuda-0.4%
Marvell Technology Group, Ltd.(b)                 6,600          241,494
Nabors Industries, Ltd.(b)                        5,300          304,220
                                                             ------------
                                                                 545,714

Brazil-0.1%
Petroleo Brasileiro, SA (ADR)                     3,100          131,750
Votorantim Celulose e Papel, SA (ADR)             3,250           48,100
                                                             ------------
                                                                 179,850

Canada-0.4%
Alcan, Inc.                                       2,800          111,804
Bank of Nova Scotia                               4,300          139,452
Manulife Financial Corp.                          3,300          152,318
Novelis, Inc.                                       560           13,167
Research In Motion, Ltd.(b)                       1,700          112,387
                                                             ------------
                                                                 529,128

China-0.1%
China Petroleum & Chemical Corp. Cl.H           146,000           66,386

France-1.0%
Arcelor                                           8,840          219,122
Assurances Generales de France                    2,600          199,753
BNP Paribas, SA                                     500           36,252
Credit Agricole, SA                               1,800           53,314
Essilor International, SA                           855           59,926


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 57


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Groupe Danone                                       629      $    62,577
Renault, SA                                       2,027          183,431
Sanofi-Synthelabo, SA                             3,103          247,406
Schneider Electric, SA                              407           32,435
Societe Generale                                  1,100          116,011
Total, SA                                           955          227,049
                                                             ------------
                                                               1,437,276

Germany-0.4%
Continental AG                                    2,800          207,864
HeidelbergCement AG                               1,400           92,431
MAN AG                                            1,700           78,978
Porsche AG pfd.                                      81           58,610
SAP AG                                              785          127,990
Siemens AG                                          189           14,860
                                                             ------------
                                                                 580,733

Greece-0.0%
EFG Eurobank Ergasias                               744           26,361

Hong Kong-0.1%
Esprit Holdings, Ltd.                            23,000          164,116

Hungary-0.0%
MOL Magyar Olaj-es Gazipari Rt. (GDR)(a)            670           58,424

India-0.0%
Infosys Technologies, Ltd.                          535           27,373

Ireland-0.3%
Allied Irish Banks PLC                            3,132           67,231
Anglo Irish Bank Corp. PLC                        3,164           83,245
CRH PLC                                           5,389          151,556
Depfa Bank PLC                                    4,900           80,558
                                                             ------------
                                                                 382,590

Israel-0.3%
Bank Hapoalim, Ltd.                              22,100           80,224
Teva Pharmaceutical Industries, Ltd. (ADR)        9,900          298,089
                                                             ------------
                                                                 378,313

Italy-0.2%
Eni SpA                                          11,462          299,437
Fastweb(b)                                          588           31,263
Fastweb Rights, expiring 3/16/05(b)                 588            1,733
                                                             ------------
                                                                 332,433

Japan-1.7%
Aeon Credit Service Co., Ltd.                       900           60,765
Aiful, Corp.                                      1,150          132,039
Canon, Inc.                                       6,000          317,319
Daito Trust Construction Co., Ltd.                1,000           40,997
Denso Corp.                                       6,400          164,058
Eisai Co., Ltd.                                   2,100           70,951


58 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Honda Motor Co., Ltd.                             5,500      $   295,170
Hoya Corp.                                        1,600          173,128
JFE Holdings, Inc.                                4,000          123,136
Keyence Corp.                                       600          145,059
Mitsubishi Corp.                                 12,000          162,956
Mitsubishi Tokyo Financial Group, Inc.                7           64,133
Mitsui & Co., Ltd.                                3,000           30,602
Nissan Motor Co., Ltd.                           10,000          107,431
Nitto Denko Corp.                                 1,000           54,524
Promise Co., Ltd.                                 1,850          128,887
Sumitomo Mitsui Financial Group, Inc.                24          166,426
Suzuki Motor Corp.                                2,600           49,123
UFJ Holdings, Inc.(b)                                17           93,870
                                                             ------------
                                                               2,380,574

Mexico-0.1%
America Movil SA de CV (ADR)                      2,100          123,270
Grupo Televisa, SA (ADR)                            600           38,670
                                                             ------------
                                                                 161,940

Netherlands-0.3%
ASML Holding NV(b)                                3,164           58,171
ING Groep NV                                     10,863          333,624
Royal Numico NV(b)                                  396           15,969
                                                             ------------
                                                                 407,764

Panama-0.2%
Carnival Corp.                                    3,900          212,082

Russia-0.0%
Mobile Telesystems (ADR)                          1,400           56,126

Singapore-0.1%
Flextronics International, Ltd.(b)                3,000           40,050
Singapore Telecommunications, Ltd.               96,720          156,252
                                                             ------------
                                                                 196,302

South Africa-0.1%
ABSA Group, Ltd.                                  4,615           62,938
MTN Group, Ltd.                                   5,932           48,641
                                                             ------------
                                                                 111,579

South Korea-0.4%
Hyundai Motor Co., Ltd.                           1,600           91,719
Kookmin Bank                                      1,400           64,451
POSCO                                               900          196,623
Samsung Electronics Co., Ltd. (GDR)(a)              340           88,060
Samsung Electronics Co., Ltd.                       130           67,610
Shinhan Financial Group Co., Ltd.                 3,300           97,636
                                                             ------------
                                                                 606,099


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 59


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
Spain-0.3%
Banco Bilbao Vizcaya Argentaria, SA               7,103      $   122,811
Gestevision Telecino, SA(b)                       2,501           55,047
Inditex, SA                                       3,120           96,331
Repsol YPF, SA                                    5,600          152,560
                                                             ------------
                                                                 426,749

Sweden-0.1%
Svenska Cellulosa AB Cl.B                         2,900          113,399

Switzerland-1.0%
Alcon, Inc.                                       5,150          444,445
Compagnie Financiere Richemont AG Cl.A            2,920           92,389
Credit Suisse Group                               6,064          264,036
Nobel Biocare Holding AG                            454           98,873
Novartis AG                                       3,956          197,919
Roche Holdings AG                                   991          104,432
Synthes, Inc.                                       138           16,677
UBS AG                                            1,656          143,743
                                                             ------------
                                                               1,362,514

Taiwan-0.3%
Asustek Computer, Inc.                           15,000           43,124
Compal Electronics, Inc. (GDR)(a)(b)             25,239          124,933
Hon Hai Precision Industry Co., Ltd. (GDR)(a)     7,821           74,461
Taiwan Semiconductor Manufacturing Co., Ltd.
  (ADR)                                          15,529          141,624
                                                             ------------
                                                                 384,142

Thailand-0.1%
PTT Public Co., Ltd.                             17,900          101,109

United Kingdom-2.0%
Aviva PLC                                        12,628          156,962
BHP Billiton PLC                                  4,720           70,447
BP PLC                                           17,700          191,193
Capita Group PLC                                 11,227           81,784
Carnival PLC                                      2,556          146,842
Enterprise Inns PLC                               4,102           59,032
George Wimpey PLC                                 5,800           52,283
GlaxoSmithKline PLC                               3,900           93,177
GUS PLC                                           6,820          123,450
HBOS PLC                                          7,600          120,830
HSBC Holdings PLC                                 6,559          109,385
Persimmon PLC                                     3,800           56,734
Reckitt Benckiser PLC                             5,867          184,756
RMC Group PLC                                     6,400          105,119
Royal Bank of Scotland Group PLC                  9,981          341,624
SABMiller PLC                                     3,050           50,363
Smith & Nephew PLC                                7,780           79,888
Standard Chartered PLC                            2,659           48,788
Tesco PLC                                        39,187          229,791
Vodafone Group PLC                               48,400          126,520


60 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


                                              Shares or
                                              Principal
                                               Amount
Company                                         (000)       U.S. $ Value
-------------------------------------------------------------------------------
Whitbread PLC                                     6,200      $   107,503
WPP Group PLC                                    12,121          139,232
Xstrata PLC                                       6,900          145,095
                                                             ------------
                                                               2,820,798

Total Foreign Investments
  (cost $11,110,292)                                          14,390,445

Total Common Stocks & Other Investments
  (cost $34,330,674)                                          41,630,818

SHORT-TERM INVESTMENT-3.5%
Time Deposit-3.5%
State Street Euro Dollar
  1.85%, 3/01/05
  (cost $4,829,000)                             $ 4,829        4,829,000

Total Investments-102.1%
  (cost $135,889,454)                                        142,979,730

Other assets less liabilities-(2.1%)                          (2,915,814)

Net Assets-100%                                            $ 140,063,916


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                            Rate Type
                                    ---------------------------
               Notional              Payments       Payments       Unrealized
    Swap        Amount  Termination   made by      received by    Appreciation/
Counterparty     (000)     Date     the Strategy   the Strategy  (Depreciation)
-------------------------------------------------------------------------------
Goldman Sachs   $3,400   02/03/06     76.48% of       BMA*          $(4,013)
                                    1 month LIBOR+
  JP Morgan      1,450   09/01/06        BMA*        2.173%         (10,383)
  JP Morgan      1,450   02/01/12       3.365%         BMA*           5,663
Merrill Lynch    3,400   02/03/06        BMA*       85.10% of        15,816
                                                  1 month LIBOR+


*    BMA (Bond Market Association)

+    LIBOR (London Interbank Offered Rate)


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 61


(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate market value of these securities amounted to $648,719 or 0.5% of net assets.

(b)  Non-income producing security.

     Glossary of Terms:

     ACA      -     American Capital Access Financial Guaranty Corporation
     ADR      -     American Depositary Receipt
     AMBAC    -     American Municipal Bond Assurance Corporation
     AMT      -     Alternative Minimum Tax--(subject to)
     FGIC     -     Financial Guaranty Insurance Company
     FSA      -     Financial Security Assurance Inc.
     GABS     -     Grant Anticipation Bonds
     GANS     -     Grant Anticipation Notes
     GDR      -     Global Depositary Receipt
     GO       -     General Obligation
     IBC      -     International Bancshares Corporation
     IDA      -     Industrial Development Authority
     MBIA     -     Municipal Bond Investors Assurance
     PCR      -     Pollution Control Revenue
     pfd.     -     Preferred Stock
     PSF-GTD  -     (Texas) Permanent Schools Funds
     SCSDE    -     The South Carolina State Department of Education
     TANS     -     Tax Anticipation Notes
     TRANS    -     Tax and Revenue Anticipation Notes
     WI       -     When-issued Securities

     See notes to financial statements.


62 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


STATEMENT OF ASSETS & LIABILITIES
February 28, 2005 (unaudited)

                                           Wealth       Balanced         Wealth
                                     Appreciation         Wealth   Preservation
                                         Strategy       Strategy       Strategy
                                    -------------  -------------  -------------
Assets
Investments in securities,
  at value (cost $74,053,687,
  $211,116,394 and $135,889,454,
  respectively)                       $84,686,160  $ 227,728,502  $ 142,979,730
Cash                                          411            179            788
Foreign cash, at value
  (cost $418,362, $229,218 and
  $12,584, respectively)(a)               424,434        232,316         12,639
Receivable for investments sold           891,685        272,818        414,831
Receivable for shares of beneficial
  interest sold                           688,572      1,572,289      1,126,625
Dividends and interest receivable         110,566      1,149,795      1,014,674
Unrealized appreciation of
  swap contracts                               -0-        20,799         21,479
Total assets                           86,801,828    230,976,698    145,570,766

Liabilities
Payable for investments
  purchased                               809,064     10,802,471      4,640,347
Payable for shares of beneficial
  interest redeemed                       205,872        851,692        582,218
Advisory fee payable                       40,814         97,990         47,051
Distribution fee payable                   39,655         98,589         69,340
Foreign capital gains taxes                 6,055         14,587          6,571
Payable for variation margin on
  futures contracts                         1,908          1,590             -0-
Transfer Agent fee payable                  1,397         23,196          5,532
Unrealized depreciation of
  swap contracts                               -0-        14,518         14,396
Accrued expenses                           47,682        190,020        141,395
Total liabilities                       1,152,447     12,094,653      5,506,850
Net Assets                           $ 85,649,381  $ 218,882,045  $ 140,063,916

Composition of Net Assets
Shares of beneficial interest,
  at par                             $         71  $         195  $         126
Additional paid-in capital             76,380,273    233,267,069    136,636,374
Undistributed/(distributions in
  excess of) net investment
  income                                 (104,962)       164,751         72,270
Accumulated net realized loss on
  investment and foreign currency
  transactions                         (1,269,457)   (31,159,859)    (3,730,115)
Net unrealized appreciation of
  investments and foreign currency
  denominated assets and
  liabilities                          10,643,456     16,609,889      7,085,261

                                     $ 85,649,381  $ 218,882,045  $ 140,063,916


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 63


                                           Wealth       Balanced         Wealth
                                     Appreciation         Wealth   Preservation
                                         Strategy       Strategy       Strategy
                                    -------------  -------------  -------------
Calculation of Maximum
Offering Price
Class A Shares
Net asset value and redemption price
  per share ($43,206,762 / 3,576,574,
  $122,579,469 / 10,933,588 and
  $66,983,070 / 6,094,293 shares
  of beneficial interest issued and
  outstanding, respectively)               $12.08         $11.21         $10.99
Sales charge--4.25% of public
  offering price                              .54            .50            .49
Maximum offering price                     $12.62         $11.71         $11.48

Class B Shares
Net asset value and offering price
  per share ($20,051,943 / 1,673,983,
  $56,663,554 / 5,049,918 and
  $46,028,026 / 4,103,096 shares
  of beneficial interest issued and
  outstanding, respectively)               $11.98         $11.22         $11.22

Class C Shares
Net asset value and offering price
  per share ($20,155,687 / 1,682,169,
  $37,021,832 / 3,293,277 and
  $24,935,726 / 2,220,311 shares
  of beneficial interest issued and
  outstanding, respectively)               $11.98         $11.24         $11.23

Advisor Class Shares
Net asset value, redemption
  and offering price per share
  ($2,234,989 / 184,433,
  $2,617,190 / 233,291 and
  $2,117,094 / 192,270 shares
  of beneficial interest issued and
  outstanding, respectively)               $12.12         $11.22         $11.01


(a) The amounts of U.S. $17,479, $17,479 and $0, respectively, have been segregated as collateral for the financial futures contracts outstanding at February 28, 2005.

     See notes to financial statements.


64 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


STATEMENT OF OPERATIONS
Six Months Ended February 28, 2005 (unaudited)


                                           Wealth       Balanced         Wealth
                                     Appreciation         Wealth   Preservation
                                         Strategy       Strategy       Strategy
                                    -------------  -------------  -------------
Investment Income
Dividends (net of foreign taxes
  withheld of $17,598, $22,871
  and $9,035, respectively)            $  545,635     $  751,143     $  312,293
Interest                                   13,807      1,573,526      1,150,741
Total income                              559,442      2,324,669      1,463,034

Expenses
Advisory fee                              236,673        540,073        364,337
Distribution fee--Class A                  53,497        160,193         91,225
Distribution fee--Class B                  85,265        267,223        232,190
Distribution fee--Class C                  86,158        159,574        114,958
Custodian                                 108,599        133,402        123,671
Audit                                      29,053         32,713         29,542
Registration                               22,390         40,932         43,095
Transfer agency                            21,979        164,102         83,243
Trustees' fees                             10,459         17,878         15,629
Printing                                    7,959         49,182         26,071
Legal                                       1,787          6,559          5,254
Miscellaneous                               3,500          9,470          6,940
Total expenses                            667,319      1,581,301      1,136,155
Less: expenses waived and
  reimbursed by the Adviser
  (see Note B)                            (10,991)      (119,936)      (108,327)
Less: expense offset arrangement
  (see Note B)                                (10)           (51)           (29)
Net expenses                              656,318      1,461,314      1,027,799
Net investment income (loss)              (96,876)       863,355        435,235

Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized gain (loss) on:
  Investment transactions                (971,141)      (235,338)       641,645
  Futures contracts                        21,138         77,907         31,416
  Swap contracts                               -0-        (7,035)        (7,586)
  Foreign currency transactions               202         12,068          3,214
Net change in unrealized
  appreciation/depreciation of:
  Investments(a)                        8,944,991     10,538,629      3,329,402
  Futures contracts                         5,868         10,403          4,527
  Swap contracts                               -0-         6,556          6,309
  Foreign currency denominated
    assets and liabilities                  5,976         (3,170)          (417)
Net gain on investment and foreign
  currency transactions                 8,007,034     10,400,020      4,008,510

Net Increase in Net Assets from
  Operations                         $  7,910,158   $ 11,263,375   $  4,443,745

(a) Net of accrued foreign capital gains taxes of $6,055, $9,494 and $4,176, respectively.

     See notes to financial statements.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 65


STATEMENT OF CHANGES IN NET ASSETS

                                      Wealth Appreciation Strategy
                                    ------------------------------------
                                    Six Months Ended       September 2,
                                    February 28, 2005       2003(a) to
                                        (unaudited)      August 31, 2004
                                    -----------------    ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss                       $(96,876)           $(57,395)
Net realized loss on investment and
  foreign currency transactions           (949,801)           (296,379)
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities     8,956,835           1,686,621
Net increase in net assets
  from operations                        7,910,158           1,332,847

Dividends to Shareholders from
Net investment income
  Class A                                  (32,122)             (4,774)
  Advisor Class                             (4,267)            (14,194)

Transactions in Shares of
Beneficial Interest
Net increase                            17,534,737          58,926,996
Total increase                          25,408,506          60,240,875

Net Assets
Beginning of period                     60,240,875                  -0-
End of period (including
  undistributed/(distributions
  in excess) of net investment
  income of ($104,962) and
  $28,303, respectively)             $  85,649,381       $  60,240,875

(a)  Commencement of operations.

     See notes to financial statements.


66 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


                                          Balanced Wealth Strategy
                                    ------------------------------------
                                    Six Months Ended
                                    February 28, 2005      Year Ended
                                       (unaudited)       August 31, 2004
                                    -----------------    ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                   $  863,355          $  789,239
Net realized gain (loss) on
  investment and foreign
  currency transactions                   (152,398)          4,807,113
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities    10,552,418             (35,588)
Net increase in net assets
  from operations                       11,263,375           5,560,764

Dividends to Shareholders from
Net investment income
  Class A                                 (620,911)           (503,970)
  Class B                                 (125,182)            (64,941)
  Class C                                  (74,047)            (30,315)
  Advisor Class                            (14,905)            (12,379)

Transactions in Shares of
Beneficial Interest
Net increase                            32,013,149          87,477,388
Total increase                          42,441,479          92,426,547

Net Assets
Beginning of period                    176,440,566          84,014,019
End of period (including
  undistributed net
  investment income of $164,751
  and $136,441, respectively)        $ 218,882,045       $ 176,440,566

See notes to financial statements.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 67


                                       Wealth Preservation Strategy
                                    ------------------------------------
                                    Six Months Ended
                                    February 28, 2005      Year Ended
                                       (unaudited)       August 31, 2004
                                    -----------------    ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                   $  435,235          $  255,087
Net realized gain on investment and
  foreign currency transactions            668,689           3,277,971
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities     3,339,821            (376,631)
Net increase in net assets
  from operations                        4,443,745           3,156,427

Dividends to Shareholders from
Net investment income
  Class A                                 (292,897)           (151,813)
  Class B                                  (47,063)            (37,874)
  Class C                                  (23,467)            (13,337)
  Advisor Class                             (2,283)               (512)

Transactions in Shares of
Beneficial Interest
Net increase                            10,687,108          28,198,786
Total increase                          14,765,143          31,151,677

Net Assets
Beginning of period                    125,298,773          94,147,096
End of period (including
  undistributed net investment
  income of $72,270 and
  $2,745, respectively)               $140,063,916        $125,298,773

See notes to financial statements.


68 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


NOTES TO FINANCIAL STATEMENTS
February 28, 2005 (unaudited)


NOTE A
Significant Accounting Policies

The AllianceBernstein Portfolios (the "Trust") are registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of seven series: the AllianceBernstein Growth Fund, the Wealth Appreciation Strategy, the Balanced Wealth Strategy, the Wealth Preservation Strategy, the Tax-Managed Wealth Appreciation Strategy, the Tax-Managed Balanced Wealth Strategy and the Tax-Managed Wealth Preservation Strategy. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Tax-Managed Wealth Appreciation Strategy, the Tax-Managed Balanced Wealth Strategy and the Tax-Managed Wealth Preservation Strategy (the "Strategies"). The Strategies offer Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Strategies' Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Strategies.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at fair value as determined in accordance with procedures established by and under the general supervision of the Strategies' Board of Trustees.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 69


In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. (NASDAQ) are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the Adviser) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Strategies may use fair value pricing for securities primarily traded in non-U.S. markets, because most foreign markets close well before the Strategies value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Strategies may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


70 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Strategies books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is each Strategy's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Strategies may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Strategy is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Strategies amortize premiums and accrete discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Strategy represented by the net assets of such class, except that each Strategy's Class B and Class C shares bear higher distribution and transfer agent


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 71


fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses of the Trust are charged to each Strategy in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B
Advisory Fee and Other Transactions With Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Strategies paid the Adviser an advisory fee at the annual rates as follows:

                                         Average Daily Net Assets
                        -------------------------------------------------------
                          First         Next           Next        In Excess of
Tax-Managed Strategy   $5 Billion   $2.5 Billion   $2.5 Billion    $10 Billion
-------------------------------------------------------------------------------
Wealth Appreciation       .95%          .90%           .85%            .80%
Balanced Wealth           .75%          .70%           .65%            .60%
Wealth Preservation       .75%          .70%           .65%            .60%


Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fees were reduced to annual rates as follows:

                                         Average Daily Net Assets
                        -------------------------------------------------------
                                        First           Next       In Excess of
Tax-Managed Strategy                $2.5 Billion   $2.5 Billion     $5 Billion
-------------------------------------------------------------------------------
Wealth Appreciation                     .65%           .55%            .50%
Balanced Wealth                         .55%           .45%            .40%
Wealth Preservation                     .55%           .45%            .40%

Such fees are accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Strategies at the reduced annual rate discussed above. From September 1, 2004 through September 6, 2004, such waivers amounted to $2,999, $5,764 and $4,132, respectively. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


72 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses on an annual basis as follows:

                                                                    Advisor
Tax-Managed Strategy    Class A       Class B        Class C         Class
-------------------------------------------------------------------------------
Wealth Appreciation      1.50%         2.20%          2.20%           1.20%
Balanced Wealth          1.20%         1.90%          1.90%            .90%
Wealth Preservation      1.20%         1.90%          1.90%            .90%

For the six months ended February 28, 2005, such reimbursement amounted to $7,992, $114,172 and $104,195, for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively.

The Strategies compensate Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. Such compensation amounted to $15,769, $105,099 and $53,820 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, for the six months ended February 28, 2005.

For the six months ended February 28, 2005, the Strategies' expenses were reduced by $10, $51 and $29 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies' shares. The Distributor has advised the Strategies that is has retained front-end sales charges from the sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Strategy for the six months ended February 28, 2005 as follows:

                      Front End
                       Sales
                      Charges          Contingent Deferred Sales Charges
                     -----------------------------------------------------
Tax-Managed Strategy  Class A       Class A        Class B         Class C
-------------------------------------------------------------------------------
Wealth Appreciation    20,200            94         16,356           5,905
Balanced Wealth        45,566         2,544         56,609           4,806
Wealth Preservation    23,434         2,643         76,818           8,210

Brokerage commissions paid on investment transactions for the six months ended February 28, 2005 amounted to $57,727, $67,159 and $28,792 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, of which $10,107, $14,451 and $2,943 was paid by the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

Accrued expenses include amounts owed to one of the Trustees under a deferred compensation plan of $32,538 and $31,815 for the Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, for the six months ended February 28, 2005.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 73


NOTE C
Distribution Plans

The Strategies have adopted a Plan for each class of shares of the Strategies pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a Plan and collectively the Plans). Under the Plans, the Strategies pay distribution and servicing fees to the Distributor at an annual rate of up to .50 of 1% of each Strategy's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30 of 1% of each Strategy's average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Strategies are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Strategy's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the compensation variety.

In the event that a Plan is terminated or not continued, no distribution service fees (other than current amounts accrued but not yet paid) would be owed by the Strategies to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of each Strategy's shares.


NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended February 28, 2005, were as follows:

Wealth Appreciation                           Purchases              Sales
-------------------                          ------------         ------------
Investment securities (excluding
  U.S. government securities)                $ 28,380,803         $ 12,448,859
U.S. government securities                             -0-                  -0-

Balanced Wealth                               Purchases              Sales
-------------------                          ------------         ------------
Investment securities (excluding
  U.S. government securities)                $ 84,203,538         $ 43,003,005
U.S. government securities                             -0-                  -0-

Wealth Preservation                           Purchases              Sales
-------------------                          ------------         ------------
Investment securities (excluding
  U.S. government securities)                $ 41,991,979         $ 29,583,754
U.S. government securities                             -0-                  -0-


74 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, swaps, accrued foreign capital gains taxes and foreign currency transactions) are as follows:

                                        Gross          Gross
                                      Unrealized     Unrealized  Net Unrealized
Strategy                             Appreciation   Depreciation   Appreciation
-------------------------------------------------------------------------------
Wealth Appreciation                  $ 11,806,261   $ (1,173,788)  $ 10,632,473
Balanced Wealth                        18,572,763     (1,960,655)    16,612,108
Wealth Preservation                     8,066,046       (975,770)     7,090,276

1. Forward Exchange Currency Contracts

The Strategies may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Strategies.

The Strategies' custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Strategies having a value at least equal to the aggregate amount of the Strategies' commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Strategies have in that particular currency contract.

2. Financial Futures Contracts

The Strategies may buy or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. The Strategies bear the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Strategies enter into a futures contract, each Strategy deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Strategies agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 75


in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Strategies as unrealized gains or losses. Risks may arise from the potential inability of the counterparty to meet the terms of the contract. When the contract is closed, the Strategies record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

3. Interest Rate Swap Agreements

The Strategies may enter into swaps to hedge their exposure to interest rates and credit risk and for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Strategies, and/or the termination value at the end of the contract. Therefore, the Strategies consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Strategies accrue for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.


NOTE E
Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares for the Strategies. Transactions in shares of beneficial interest were as follows:


76 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


                                 Wealth Appreciation Strategy

                              Shares                       Amount
                    --------------------------    ---------------------------
                      Six Months   September 2,   Six Months      September 2,
                         Ended       2003(a)         Ended           2003(a)
                     February 28,       to        February 28,        to
                         2005       August 31,        2005         August 31,
                      (unaudited)      2004        (unaudited)        2004
                     ------------  -----------   -------------    ------------
Class A
Shares sold            1,095,998     2,860,830     $12,760,985    $ 30,745,318
Shares issued in
  reinvestment of
  dividends                2,484           406          29,755           4,323
Shares converted
  from Class B             1,762        17,180          20,715         188,838
Shares redeemed         (256,277)     (145,809)     (2,927,773)     (1,561,372)
Net increase             843,967     2,732,607     $ 9,883,682    $ 29,377,107

Class B
Shares sold              393,838     1,432,211     $ 4,538,070    $ 15,377,447
Shares converted
  to Class A              (1,776)      (17,231)        (20,715)       (188,838)
Shares redeemed          (70,409)      (62,650)       (814,179)       (678,664)
Net increase             321,653     1,352,330     $ 3,703,176    $ 14,509,945

Class C
Shares sold              494,273     1,480,383     $ 5,679,790    $ 15,854,647
Shares redeemed         (171,308)     (121,179)     (1,970,707)     (1,307,243)
Net increase             322,965     1,359,204     $ 3,709,083    $ 14,547,404

Advisor Class
Shares sold               60,014     1,573,271     $   696,760    $ 15,893,521
Shares issued in
  reinvestment of
  dividends                  199             9           2,389              97
Shares redeemed          (39,741)   (1,409,319)       (460,353)    (15,401,078)
Net increase              20,472       163,961     $   238,796    $    492,540

(a)  Commencement of operations.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 77


                                   Balanced Wealth Strategy

                              Shares                       Amount
                    --------------------------    ---------------------------
                  Six Months Ended  Year Ended   Six Months Ended  Year Ended
                 February 28, 2005  August 31,  February 28, 2005  August 31,
                      (unaudited)      2004        (unaudited)        2004
                     ------------  -----------   -------------    ------------
Class A
Shares sold            2,759,161     7,478,352     $30,432,287     $78,819,393
Shares issued in
  reinvestment of
  dividends               53,283        44,231         585,668         470,928
Shares converted
  from Class B            97,634       352,619       1,077,281       3,753,970
Shares redeemed       (1,169,315)   (3,264,079)    (12,771,280)    (34,238,427)
Net increase           1,740,763     4,611,123     $19,323,956     $48,805,864

Class B
Shares sold              871,758     2,946,509      $9,615,313     $31,161,360
Shares issued in
  reinvestment of
  dividends               10,158         5,403         112,134          57,782
Shares converted
  to Class A             (97,794)     (353,087)     (1,077,281)     (3,753,970)
Shares redeemed         (454,944)   (1,061,995)     (5,026,484)    (11,222,891)
Net increase             329,178     1,536,830     $ 3,623,682     $16,242,281

Class C
Shares sold            1,074,993     2,241,874     $11,861,907     $23,782,676
Shares issued in
  reinvestment of
  dividends                4,688         2,018          51,897          21,649
Shares redeemed         (302,163)     (314,601)     (3,362,318)     (3,325,803)
Net increase             777,518     1,929,291     $ 8,551,486     $20,478,522

                      Six Months   September 2,   Six Months      September 2,
                         Ended       2003(a)         Ended           2003(a)
                     February 28,       to        February 28,        to
                         2005       August 31,        2005         August 31,
                      (unaudited)      2004        (unaudited)        2004
                     ------------  -----------   -------------    ------------

Advisor Class
Shares sold               62,673       191,508       $ 697,136      $1,995,221
Shares issued in
  reinvestment of
  dividends                1,204           985          13,218          10,486
Shares redeemed          (17,838)       (5,241)       (196,329)        (54,986)
Net increase              46,039       187,252       $ 514,025      $1,950,721

(a) Commencement of distribution.


78 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


                               Wealth Preservation Strategy

                              Shares                       Amount
                    --------------------------    ---------------------------
                  Six Months Ended  Year Ended   Six Months Ended  Year Ended
                 February 28, 2005  August 31,  February 28, 2005  August 31,
                      (unaudited)      2004        (unaudited)        2004
                     ------------  -----------   -------------    ------------
Class A
Shares sold            1,465,546     3,756,277     $15,925,698     $39,865,988
Shares issued in
  reinvestment of
  dividends               23,686        12,113         257,759         128,186
Shares converted
  from Class B            40,738       134,844         452,848       1,469,718
Shares redeemed         (685,972)   (2,237,099)     (7,464,075)    (23,552,804)
Net increase             843,998     1,666,135      $9,172,230     $17,911,088

Class B
Shares sold              487,915     1,613,486      $5,403,122     $17,449,989
Shares issued in
  reinvestment of
  dividends                3,432         2,722          38,439          29,436
Shares converted
  to Class A             (41,593)     (137,750)       (452,848)     (1,469,718)
Shares redeemed         (650,166)   (1,747,044)     (7,215,957)    (18,899,790)
Net decrease            (200,412)     (268,586)    $(2,227,244)    $(2,890,083)

Class C
Shares sold              474,864     1,619,289     $ 5,287,269     $17,561,794
Shares issued in
  reinvestment of
  dividends                1,458           830          16,348           9,006
Shares redeemed         (303,620)     (433,835)     (3,361,043)     (4,685,279)
Net increase             172,702     1,186,284     $ 1,942,574     $12,885,521

                      Six Months   September 2,   Six Months      September 2,
                         Ended       2003(a)         Ended           2003(a)
                     February 28,       to        February 28,        to
                         2005       August 31,        2005         August 31,
                      (unaudited)      2004        (unaudited)        2004
                     ------------  -----------   -------------    ------------
Advisor Class
Shares sold              164,653        38,570      $1,801,679       $ 408,500
Shares issued in
  reinvestment of
  dividends                  120            22           1,295             239
Shares redeemed             (315)      (10,780)         (3,426)       (116,479)
Net increase             164,458        27,812      $1,799,548       $ 292,260


(a) Commencement of distribution.


NOTE F
Risks Involved in Investing in the Strategies

Interest Rate Risk and Credit Risk--Interest rate risk is the risk that changes in interest rates will affect the value of the Strategies' investments in fixed-income


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 79


debt securities such as bonds or notes. Increases in interest rates may cause the value of the Strategies' investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.

Indemnification Risk--In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications. The Strategies' maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


NOTE G
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the period ended February 28, 2005.


80 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


NOTE H
Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal periods ended August 31, 2004 and August 31, 2003 were as follows:

                                                                     August 31,
                                                                        2004
                                                                     ----------
Wealth Appreciation Strategy
Distributions paid from:
  Ordinary income                                                      $18,968
Total taxable distributions                                             18,968
Total distributions paid                                               $18,968

                                                August 31,           August 31,
                                                   2004                 2003
                                                ----------           ----------
Balanced Wealth Strategy
Distributions paid from:
  Ordinary income                               $ 212,008            $      -0-
Total taxable distributions paid                  212,008                   -0-
Tax exempt distributions                          399,597                   -0-
Total distributions paid                        $ 611,605            $      -0-

Wealth Preservation Strategy
Distributions paid from:
  Ordinary income                               $  47,169            $ 528,465
Total taxable distributions paid                   47,169              528,465
Tax exempt distributions                          156,367                   -0-
Total distributions paid                        $ 203,536            $ 528,465


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 81


As of August 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                         Wealth       Balanced        Wealth
                                     Appreciation      Wealth     Preservation
                                       Strategy       Strategy       Strategy
                                    -------------   ------------   ------------
Undistributed ordinary
  income(a)                          $   28,303   $    169,377     $   41,156
Accumulated capital and other
  gains/(losses)(b)                    (257,249)   (30,901,507)    (4,336,295)
Unrealized appreciation(c)            1,624,214      5,918,581      3,644,520
Total accumulated
  earnings/(deficit)                 $1,395,268   $(24,813,549)    $ (650,619)

(a)  Includes tax exempt income of $0, $110,664 and $31,618, respectively.

(b) On August 31, 2004, the Wealth Appreciation Strategy had a net capital loss carryforward of $2,309, all of which expires in the year 2012. The Balanced Wealth Strategy had a net capital loss carryforward of $30,868,572, of which $5,175,746 expires in the year 2009, $24,249,613 expires in the year 2010 and $1,443,213 expires in the year 2011. The Balanced Wealth Strategy utilized $4,531,918 of prior year capital loss carryforwards. The Wealth Preservation Strategy had a net capital loss carryforward of $4,297,888, all of which expires in the year 2010. The Wealth Preservation Strategy utilized $2,700,002 of prior capital loss carryforwards. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Strategy's next taxable year. For the year ended August 31, 2004, the Wealth Appreciation Strategy deferred to September 1, 2004 post October capital losses of $254,940. For the year ended August 31, 2004, the Wealth Preservation Strategy deferred to September 1, 2004 post October currency losses of $5,961.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium.


NOTE I
Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission (SEC) and the NYAG have been investigating practices in the mutual fund industry identified as market timing and late trading of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of market timing mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission (SEC Order). The agreement with the NYAG is memorialized in an


82 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Assurance of Discontinuance dated September 1, 2004 (NYAG Order). Among the key provisions of these agreements are the following:

(i)  The Adviser agreed to establish a $250 million fund (the Reimbursement
Fund) to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For more information on this waiver, please see Advisory Fee and Other Transactions with Affiliates above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Trust (the Independent Trustees) have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the Hindo Complaint) was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the AllianceBernstein Growth Fund, a series of the Trust; Gerald Malone; Charles Schaffran (collectively, the Alliance Capital defendants); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 83


alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffsseek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market timing and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser, and the NASD has issued requests for information, in connection with this matter and the Adviser has provided documents and other information to the SEC and NASD and is cooperating fully with the investigations. On March 11, 2005 discussions commenced with the NASD that management believes will conclude these investigations.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (Aucoin Complaint) was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal


84 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Strategies' shares or other adverse consequences to the Strategies. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Strategies.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 85


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                      Wealth Appreciation Strategy
                                                 Class A
                                      -----------------------------
                                          Six Months
                                             Ended     September 2,
                                          February 28,  2003(a) to
                                              2005       August 31,
                                          (unaudited)      2004
                                          ------------  -----------
Net asset value, beginning of period          $10.77       $10.00

Income From Investment Operations
Net investment income(b)(c)                       -0-(d)      .01(e)
Net realized and unrealized gain on
  investment and foreign
  currency transactions                         1.32          .77
Net increase in net asset value
  from operations                               1.32          .78

Less: Dividends
Dividends from net investment income            (.01)        (.01)
Net asset value, end of period                $12.08       $10.77

Total Return
Total investment return based
  on net asset value(f)                        12.26%        7.75%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $43,207      $29,431
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(g)    1.50%        1.55%
  Expenses, before waivers/reimbursements(g)    1.52%        2.28%
  Net investment income(c)(g)                    .05%         .10%(e)
Portfolio turnover rate                           18%          21%

See footnote summary on page 98.


86 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                         Wealth Appreciation Strategy
                                                     Class B
                                      -----------------------------
                                          Six Months
                                             Ended     September 2,
                                          February 28,  2003(a) to
                                              2005       August 31,
                                          (unaudited)      2004
                                          ------------  -----------
Net asset value, beginning of period          $10.71       $10.00

Income From Investment Operations
Net investment loss(b)(c)                       (.04)        (.06)(e)
Net realized and unrealized gain
  on investment and foreign
  currency transactions                         1.31          .77
Net increase in net asset value
  from operations                               1.27          .71
Net asset value, end of period                $11.98       $10.71

Total Return
Total investment return based
  on net asset value(f)                        11.86%        7.10%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $20,052      $14,481
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(g)    2.20%        2.25%
  Expenses, before waivers/reimbursements(g)    2.24%        2.95%
  Net investment loss(c)(g)                     (.64)%       (.57)%(e)
Portfolio turnover rate                           18%          21%

See footnote summary on page 98.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 87


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                       Wealth Appreciation Strategy
                                                   Class C
                                      -----------------------------
                                          Six Months
                                             Ended     September 2,
                                          February 28,  2003(a) to
                                              2005       August 31,
                                          (unaudited)      2004
                                          ------------  -----------
Net asset value, beginning of period          $10.71       $10.00

Income From Investment Operations
Net investment loss(b)(c)                       (.04)        (.06)(e)
Net realized and unrealized gain
  on investment and foreign
  currency transactions                         1.31          .77
Net increase in net asset value
  from operations                               1.27          .71
Net asset value, end of period                $11.98       $10.71

Total Return
Total investment return based
  on net asset value(f)                        11.86%        7.10%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $20,155      $14,558
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(g)    2.20%        2.25%
  Expenses, before waivers/reimbursements(g)    2.23%        2.98%
  Net investment loss(c)(g)                     (.64)%       (.59)%(e)
Portfolio turnover rate                           18%          21%

See footnote summary on page 98.


88 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                       Wealth Appreciation Strategy
                                                 Advisor Class
                                      -----------------------------
                                          Six Months
                                             Ended     September 2,
                                          February 28,  2003(a) to
                                              2005       August 31,
                                          (unaudited)      2004
                                          ------------  -----------
Net asset value, beginning of period          $10.80       $10.00

Income From Investment Operations
Net investment income(b)(c)                      .02          .01(e)
Net realized and unrealized gain
  on investment and foreign
  currency transactions                         1.33          .80
Net increase in net asset value
  from operations                               1.35          .81

Less: Dividends
Dividends from net investment income            (.03)        (.01)
Net asset value, end of period                $12.12       $10.80

Total Return
Total investment return based
  on net asset value(f)                        12.46%        8.10%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)     $2,235       $1,771
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(g)    1.20%        1.36%
  Expenses, before waivers/reimbursements(g)    1.22%        2.65%
  Net investment income(c)(g)                    .36%         .13%(e)
Portfolio turnover rate                           18%          21%

See footnote summary on page 98.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 89


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  Balanced Wealth Strategy

                                                                           Class A
                                 ----------------------------------------------------------------------------------------
                                  Six Months
                                      Ended
                                  February 28,  Year Ended   May 1, 2003                Year Ended April 30,
                                       2005     August 31,  to August 31,  -----------------------------------------------
                                  (unaudited)      2004        2003(h)       2003       2002(i)       2001         2000
                                 ------------   ----------   ----------   ----------   ---------   ----------    ---------
Net asset value,
  beginning of period                $10.61       $10.04        $9.41       $10.30       $11.70       $14.80       $15.80

Income From Investment
  Operations
Net investment income(b)                .06(c)       .10(c)(e)     -0-(d)      .05          .06          .26          .29
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                          .60          .54          .63         (.82)       (1.46)       (1.33)        1.05
Net increase (decrease) in
  net asset value from
  operations                            .66          .64          .63         (.77)       (1.40)       (1.07)        1.34

Less: Dividends and
  Distributions
Dividends from net
  investment income.                   (.06)        (.07)          -0-        (.12)          -0-        (.33)        (.29)
Distributions from net realized
  gain on investment
  transactions                           -0-          -0-          -0-          -0-          -0-       (1.70)       (2.05)
Total dividends and
  distributions                        (.06)        (.07)          -0-        (.12)          -0-       (2.03)       (2.34)
Net asset value,
  end of period                      $11.21       $10.61       $10.04        $9.41       $10.30       $11.70       $14.80

Total Return
Total investment return based
  on net asset value(f)                6.28%        6.36%        6.70%       (7.45)%     (11.97)%      (7.94)%       9.19%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                  $122,579      $97,552      $46,013      $43,743      $52,602      $53,031      $54,509
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                     1.20%(g)     1.31%        1.97%(g)     1.82%        1.58%        1.50%        1.46%(j)
  Expenses, before waivers/
    reimbursements                     1.31%(g)     1.80%        1.97%(g)     1.82%        1.58%        1.50%        1.46%
  Net investment
    income                             1.19%(c)(g)   .91%(c)(e)   .10%(g)      .57%         .59%        1.97%        1.93%
Portfolio turnover rate                  22%         129%          20%          78%         116%         114%         155%

See footnote summary on page 98.


90 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  Balanced Wealth Strategy

                                                                           Class B
                                 ----------------------------------------------------------------------------------------
                                  Six Months
                                      Ended
                                  February 28,  Year Ended   May 1, 2003                Year Ended April 30,
                                       2005     August 31,  to August 31,  -----------------------------------------------
                                  (unaudited)      2004        2003(h)       2003       2002(i)       2001         2000
                                 ------------   ----------   ----------   ----------   ---------   ----------    ---------
Net asset value,
  beginning of period                $10.62       $10.08        $9.47       $10.34       $11.83       $14.94       $15.88

Income From Investment
  Operations
Net investment income
  (loss)(b)                             .03(c)       .02(c)(e)   (.02)        (.01)        (.02)         .17          .18
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions.                         .60          .53          .63         (.83)       (1.47)       (1.35)        1.05
Net increase (decrease)
  in net asset value from
  operations                            .63          .55          .61         (.84)       (1.49)       (1.18)        1.23

Less: Dividends and
  Distributions
Dividends from net
  investment income                    (.03)        (.01)          -0-        (.03)          -0-        (.23)        (.12)
Distributions from net
  realized gain on
  investment transactions                -0-          -0-          -0-          -0-          -0-       (1.70)       (2.05)
Total dividends and
  distributions                        (.03)        (.01)          -0-        (.03)          -0-       (1.93)       (2.17)
Net asset value,
  end of period                      $11.22       $10.62       $10.08        $9.47       $10.34       $11.83       $14.94

Total Return
Total investment return
  based on net
  asset value(f)                       5.90%        5.50%        6.44%       (8.12)%     (12.60)%      (8.65)%       8.39%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                   $56,664      $50,135      $32,081      $31,781      $49,484      $73,446      $78,762
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements             1.90%(g)     2.03%        2.72%(g)     2.57%        2.32%        2.23%        2.18%(j)
  Expenses, before
    waivers/reimbursements             2.04%(g)     2.53%        2.72%(g)     2.57%        2.32%        2.23%        2.18%
  Net investment income
    (loss)                              .49%(c)(g)   .18%(c)(e)  (.66)%(g)    (.13)%       (.18)%       1.24%        1.20%
Portfolio turnover rate                  22%         129%          20%          78%         116%         114%         155%

See footnote summary on page 98.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 91


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  Balanced Wealth Strategy

                                                                           Class C
                                 ----------------------------------------------------------------------------------------
                                  Six Months
                                      Ended
                                  February 28,  Year Ended   May 1, 2003                Year Ended April 30,
                                       2005     August 31,  to August 31,  -----------------------------------------------
                                  (unaudited)      2004        2003(h)       2003       2002(i)       2001         2000
                                 ------------   ----------   ----------   ----------   ---------   ----------    ---------
Net asset value,
  beginning of period                $10.64       $10.09       $ 9.48       $10.35       $11.85       $14.95       $15.88

Income From Investment
  Operations
Net investment income
  (loss)(b)                             .03(c)       .03(c)(e)   (.02)        (.01)        (.02)         .17          .18
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions.                         .60          .53          .63         (.83)       (1.48)       (1.34)        1.06
Net increase (decrease)
  in net asset value
  from operations                       .63          .56          .61         (.84)       (1.50)       (1.17)        1.24

Less: Dividends and
  Distributions
Dividends from net
  investment income                    (.03)        (.01)          -0-        (.03)          -0-        (.23)        (.12)
Distributions from net
  realized gain on
  investment transactions                -0-          -0-          -0-          -0-          -0-       (1.70)       (2.05)
Total dividends and
  distributions                        (.03)        (.01)          -0-        (.03)          -0-       (1.93)       (2.17)
Net asset value,
  end of period                      $11.24       $10.64       $10.09       $ 9.48       $10.35       $11.85       $14.95

Total Return
Total investment return
  based on net asset
  value(f)                             5.88         5.59         6.43        (8.11)%     (12.66)%      (8.57)%       8.45%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted).                  $37,022      $26,766       $5,920       $6,011       $9,134      $12,550      $11,414
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                     1.90%(g)     1.99%        2.69%(g)     2.54%        2.30%        2.21%        2.17%(j)
  Expenses, before waivers/
    reimbursements                     2.02%(g)     2.52%        2.69%(g)     2.54%        2.30%        2.21%        2.17%
  Net investment income
    (loss)                              .50%(c)(g)   .26%(c)(e)  (.63)%(g)    (.09)%       (.15)%       1.24%        1.21%
Portfolio turnover rate                  22%         129%          20%          78%         116%         114%         155%

See footnote summary on page 98.


92 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Balanced Wealth Strategy

                                                  Advisor Class
                                        -------------------------------
                                           Six Months       September 2,
                                               Ended           2003(k)
                                        February 28, 2005   to August 31,
                                           (unaudited)          2004
                                        -----------------   -------------
Net asset value, beginning of period          $10.62           $10.13

Income From Investment Operations
Net investment income(b)(c)                      .08              .12(e)
Net realized and unrealized gain on
  investment and foreign
  currency transactions                          .60              .46
Net increase in net asset value
  from operations                                .68              .58

Less: Dividends
Dividends from net investment income            (.08)            (.09)
Net asset value, end of period                $11.22           $10.62

Total Return
Total investment return based
  on net asset value(f)                         6.43%            5.73%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)     $2,617           $1,988
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(g)     .90%            1.00%
  Expenses, before waivers/reimbursements(g)    1.01%            1.48%
  Net investment income(c)(g)                   1.49%            1.24%(e)
Portfolio turnover rate                           22%             129%

See footnote summary on page 98.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 93


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                               Wealth Preservation Strategy

                                                                           Class A
                                 ----------------------------------------------------------------------------------------
                                  Six Months
                                      Ended
                                  February 28,  Year Ended   May 1, 2003                Year Ended April 30,
                                       2005     August 31,  to August 31,  -----------------------------------------------
                                  (unaudited)      2004        2003(h)       2003       2002(i)       2001         2000
                                 ------------   ----------   ----------   ----------   ---------   ----------    ---------
Net asset value,
  beginning of period                $10.65       $10.28       $10.11       $10.07       $10.65       $11.33       $11.88

Income From Investment
  Operations
Net investment income(b)(c)             .06          .07(e)       .05          .23          .25          .41          .44
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                          .33          .34          .19          .10         (.55)        (.20)         .07
Net increase (decrease)
  in net asset value
  from operations                       .39          .41          .24          .33         (.30)         .21          .51

Less: Dividends and
  Distributions
Dividends from net
  investment income                    (.05)        (.04)        (.07)        (.29)        (.28)        (.43)        (.40)
Distributions from net
  realized gain on
  investment transactions                -0-          -0-          -0-          -0-          -0-        (.46)        (.66)
Total dividends and
  distributions                        (.05)        (.04)        (.07)        (.29)        (.28)        (.89)       (1.06)
Net asset value,
  end of period                      $10.99       $10.65       $10.28       $10.11       $10.07       $10.65       $11.33

Total Return
Total investment return
  based on net asset
  value(f)                             3.69%        3.94%        2.36%        3.37%       (2.80)%       1.76%        4.50%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                   $66,983      $55,937      $36,857      $36,133      $31,857      $24,191      $21,648
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                     1.20%(g)     1.33%        1.55%(g)     1.40%        1.40%        1.40%        1.41%(j)
  Expenses, before waivers/
    reimbursements                     1.35%(g)     1.79%        1.82%(g)     1.69%        1.70%        1.67%        1.67%
  Net investment income(c)             1.04%(g)      .68%(e)     1.57%(g)     2.36%        2.46%        3.72%        3.75%
Portfolio turnover rate                  23%         173%          37%          94%          72%          65%          54%

See footnote summary on page 98.


94 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                               Wealth Preservation Strategy

                                                                          Class B
                                 ----------------------------------------------------------------------------------------
                                  Six Months
                                      Ended
                                  February 28,  Year Ended   May 1, 2003                Year Ended April 30,
                                       2005     August 31,  to August 31,  -----------------------------------------------
                                  (unaudited)      2004        2003(h)       2003       2002(i)       2001         2000
                                 ------------   ----------   ----------   ----------   ---------   ----------    ---------
Net asset value,
  beginning of period                $10.87       $10.54       $10.37       $10.31       $10.90       $11.57       $12.12

Income From Investment
  Operations
Net investment income
  (loss)(b)(c)                          .02         (.01)(e)      .03          .17          .18          .34          .36
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                          .34          .35          .19          .10         (.57)        (.19)         .07
Net increase (decrease) in
  net asset value from
  operations                            .36          .34          .22          .27         (.39)         .15          .43

Less: Dividends and
  Distributions
Dividends from net
  investment income                    (.01)        (.01)        (.05)        (.21)        (.20)        (.36)        (.32)
Distributions from net
  realized gain on
  investment transactions                -0-          -0-          -0-          -0-          -0-        (.46)        (.66)
Total dividends and
  distributions                        (.01)        (.01)        (.05)        (.21)        (.20)        (.82)        (.98)
Net asset value,
  end of period                      $11.22       $10.87       $10.54       $10.37       $10.31       $10.90       $11.57

Total Return
Total investment return
  based on net asset
  value(f)                             3.32%        3.22%        2.12%        2.70%       (3.54)%       1.12%        3.73%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                   $46,028      $46,781      $48,199      $47,156      $41,984      $40,155      $34,952
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                     1.90%(g)     2.05%        2.25%(g)     2.10%        2.10%        2.10%        2.11%(j)
  Expenses, before waivers/
    reimbursements...                  2.08%(g)     2.52%        2.55%(g)     2.42%        2.38%        2.40%        2.40%
  Net investment income
    (loss)(c)                           .33%(g)     (.06)%(e)     .87%(g)     1.65%        1.74%        3.02%        3.05%
Portfolio turnover rate                  23%         173%          37%          94%          72%          65%          54%

See footnote summary on page 98.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 95


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                           Wealth Preservation Strategy

                                                                          Class C
                                 ----------------------------------------------------------------------------------------
                                  Six Months
                                      Ended
                                  February 28,  Year Ended   May 1, 2003                Year Ended April 30,
                                       2005     August 31,  to August 31,  -----------------------------------------------
                                  (unaudited)      2004        2003(h)       2003       2002(i)       2001         2000
                                 ------------   ----------   ----------   ----------   ---------   ----------    ---------
Net asset value,
  beginning of period                $10.88       $10.55       $10.38       $10.32       $10.91       $11.58       $12.13

Income From Investment
  Operations
Net investment income
  (loss)(b)(c)                          .02          .00(d)(e)    .03          .17          .19          .34          .36
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                          .34          .34          .19          .10         (.58)        (.19)         .07
Net increase (decrease) in
  net asset value from
  operations                            .36          .34          .22          .27         (.39)         .15          .43

Less: Dividends and
  Distributions
Dividends from net
  investment income                    (.01)        (.01)        (.05)        (.21)        (.20)        (.36)        (.32)
Distributions from net
  realized gain on
  investment transactions                -0-          -0-          -0-          -0-          -0-        (.46)        (.66)
Total dividends and
  distributions                        (.01)        (.01)        (.05)        (.21)        (.20)        (.82)        (.98)
Net asset value,
vend of period                       $11.23       $10.88       $10.55       $10.38       $10.32       $10.91       $11.58

Total Return
Total investment return
  based on net asset
  value(f)                             3.32%        3.21%        2.12%        2.70%       (3.54)%       1.12%        3.72%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                   $24,936      $22,284       $9,091       $8,398       $7,466       $8,021       $6,464
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                     1.90%(g)     2.01%        2.25%(g)     2.10%        2.10%        2.10%        2.11%(j)
  Expenses, before waivers/
    reimbursements                     2.06%(g)     2.50%        2.54%(g)     2.41%        2.39%        2.39%        2.39%
  Net investment income
    (loss)(c)                           .33%(g)     (.01)%(e)     .87%(g)     1.64%        1.74%        3.00%        3.05%
Portfolio turnover rate                  23%         173%          37%          94%          72%          65%          54%

See footnote summary on page 98.


96 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                       Wealth Preservation Strategy

                                                Advisor Class
                                      --------------------------------
                                          Six Months       September 2,
                                            Ended            2003(k)
                                      February 28, 2005    to August 31,
                                         (unaudited)            2004
                                         ------------        ---------
Net asset value, beginning of period          $10.67           $10.29

Income From Investment Operations
Net investment income(b)(c)                      .07              .09(e)
Net realized and unrealized gain on
  investment and foreign
  currency transactions                          .34              .34
Net increase in net asset value
  from operations                                .41              .43

Less: Dividends
Dividends from net investment income            (.07)            (.05)
Net asset value, end of period                $11.01            10.67

Total Return
Total investment return based on
  net asset value(f)                            3.83%            4.14%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)     $2,117             $297
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(g)     .90%             .99%
  Expenses, before waivers/reimbursements(g     1.03%            1.48%
  Net investment income(c)(g)                   1.45%             .98%(e)
Portfolio turnover rate                           23%             173%

See footnote summary on page 98.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 97


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived and reimbursed by the Adviser.

(d)  Amount is less than $.01.

(e)  Net of expense waived and reimbursed by the Transfer Agent.

(f) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on strategy distributions or the redemption of strategy shares. Total investment return calculated for a period of less than one year is not annualized.

(g)  Annualized.

(h)  The strategy changed its fiscal year end from April 30 to August 31.

(i) As required, effective May 1, 2001, the Balanced Wealth Strategy and Wealth Preservation Strategy have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial reporting purposes only. The effect of this change for the year ended April 30, 2002 for the Balanced Wealth Strategy was to decrease net investment income per share by $.02 for Class A and Class C and $.01 for Class B, decrease net realized and unrealized loss on investments per share by $.02 for Class A and Class C and $.01 for Class B, and decrease the ratio of net investment income to average net assets from .70% to .59% for Class A, from (.07)% to (.18)% for Class B and from (.04)% to (.15)% for Class
C. The effect of this change for the year ended April 30, 2002 for the Wealth Preservation Strategy was to decrease net investment income per share by $.02 for Class A and Class C and $.03 for Class B, decrease net realized and unrealized loss on investments per share by $.02 for Class A and Class C and $.03 for Class B, and decrease the ratio of net investment income to average net assets from 2.67% to 2.46% for Class A and from 1.95% to 1.74% for Class B and Class C. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(j) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the periods shown below the net expense ratios were as follows:

                       Balanced Wealth            Wealth Preservation
                     Year Ended April 30,         Year Ended April 30,
                     --------------------         --------------------
                             2000                          2000
                     --------------------         --------------------
Class A                      1.45%                         1.40%
Class B                      2.17%                         2.10%
Class C                      2.16%                         2.10%


(k)  Commencement of distribution.


98 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


TRUSTEES


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey


OFFICERS(2)

Philip L. Kirstein, Senior Vice President & Independent Compliance Officer Teresa Marziano, Senior Vice President
Joseph G. Paul, Senior Vice President
Andrew Aran, Vice President
Thomas J. Bardong, Vice President
Stephen Beinhacker, Vice President
Michael P. Curcio, Vice President
Robert B. Davidson III, Vice President
Geoffrey Hauck, Vice President
Seth J. Masters, Vice President
Melanie A. May, Vice President
Jimmy K. Pang, Vice President
Stephen W. Pelensky, Vice President
Jeffrey S. Phlegar, Vice President
Karen Sesin, Vice President
Lawrence J. Shaw, Vice President
Michael A. Snyder, Vice President
Christopher M. Toub, Vice President
Greg J. Wilensky, Vice President
Mark R. Manley, Clerk
Andrew L. Gangolf, Assistant Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Accounting Officer


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
PricewaterhouseCoopers Center
300 Madison Avenue
New York, NY 10017

(1)  Member of the Audit Committee and the Governance and Nominating Committee.

(2) The day-to-day management of and investment decisions for each Strategy's portfolio are made by the Blend Investment Team, comprised of senior Blend portfolio managers.


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES o 99


ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds
----------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

Blended Style Funds
----------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds
----------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

All-Asia Investment Fund
Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Value Funds
----------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund**
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds
----------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds
----------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds
----------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds
----------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

We also offer Exchange Reserves,*** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund.

**   Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap
Value Fund.

*** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


100 o ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES


ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management



(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

TAXMANWEALSTRTSR0205





ITEM 2.     CODE OF ETHICS.


Not applicable when filing a semi-annual report to shareholders.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.


Not applicable when filing a semi-annual report to shareholders.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not applicable when filing a semi-annual report to shareholders


ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable to the registrant.

ITEM 6.     SCHEDULE OF INVESTMENTS.


Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable to the registrant.

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.     CONTROLS AND PROCEDURES.


     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.


     (b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.     EXHIBITS.


The following exhibits are attached to this Form N-CSR:


       EXHIBIT NO.     DESCRIPTION OF EXHIBIT


       11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002


       11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002


       11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:     /s/ Marc O. Mayer
        -----------------
        Marc O. Mayer
        President


Date:    April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        -----------------
        Marc O. Mayer
        President


Date:    April 29, 2005

By:     /s/ Mark D. Gersten
        -------------------
        Mark D. Gersten
        Treasurer and Chief Financial Officer


Date:    April 29, 2005